                             [FLAG INVESTORS LOGO]

                              European Mid-Cap
                                     Fund

                               Semi-Annual Report

                              February 29, 2000

Report Highlights
--------------------------------------------------------------------------------

 . The Fund's Class A shares produced a total return of 68.57% for the six months ended February 29, 2000, dramatically outperforming the MDAX Index return of -5.70% for the same time period.

 . While volatility remained high in the European mid-cap equity markets due largely to fears of rising inflation and interest rates in the U.S., many smaller companies benefited from rising merger and acquisition activity and better than expected earnings. Overall, growth-oriented media, telecommunications and Internet companies produced the strongest performance.

 . The Fund's strong outperformance was primarily due its overweighting in the media, Internet and telecommunications sectors and to strong stock selection across the market sectors, as we seek only those smaller and mid-size European companies that offer the greatest value and growth potential.

 . We expect mid-cap European market performance to gain strength based on robust growth of the technology industry, improving global economic growth, the continuing ripple effect of Economic Monetary Union, strong ongoing merger, acquisition and restructuring activity, and favorable earnings growth prospects for many European companies across the sector spectrum.

Fund Performance
--------------------------------------------------------------------------------

Flag Investors European Mid-Cap Fund -- Class A

                                                  Cumulative Total Returns              Average Annual Total Returns
                                             ------------------------------------       ----------------------------
                                                                          Since                            Since
                                             Past 6        Past 1       inception          Past 1        inception
 Periods ended February 29, 2000             months         year        10/17/97            year         10/17/97
--------------------------------------------------------------------------------------------------------------------
 European Mid-Cap Fund --
   Class A Shares/1/                         68.57%        78.50%        108.75%           68.68%         33.20%
--------------------------------------------------------------------------------------------------------------------
 MDAX Index/2/                               -5.70%        -2.04%         -1.24%           -2.04%         -0.53%
--------------------------------------------------------------------------------------------------------------------
 Lipper European Regions
   Fund Average/3/                           32.87%        35.32%         63.24%           35.32%         22.61%
--------------------------------------------------------------------------------------------------------------------

--------------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MDAX Index is a broad-based market index of 70 Germany blue-chip stocks.
    This index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Flag Investors European Mid-Cap Fund -- Class B

                                                    Cumulative Total Returns             Average Annual Total Returns
                                               -----------------------------------       ----------------------------
                                                                           Since                              Since
                                               Past 6        Past 1      inception           Past 1        inception
Periods ended February 29, 2000                months         year        3/30/98             year          3/30/98
---------------------------------------------------------------------------------------------------------------------
 European Mid-Cap Fund --
   Class B Share/1/                            67.96%        77.10%        82.33%            68.25%          33.84%
---------------------------------------------------------------------------------------------------------------------
 MDAX Index/2/                                 -5.70%        -2.04%       -11.85%            -2.04%          -6.36%
---------------------------------------------------------------------------------------------------------------------
 Lipper European Regions
   Fund Average/3/                             32.87%        35.32%        34.74%            35.32%          16.01%
---------------------------------------------------------------------------------------------------------------------

--------------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MDAX Index is a broad-based market index of 70 Germany blue-chip stocks.
    This index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Fund Performance
--------------------------------------------------------------------------------

Flag Investors European Mid-Cap Fund -- Class C

                                                   Cumulative Total Returns             Average Annual Total Returns
                                               ---------------------------------        ----------------------------
                                                                         Since                             Since
                                               Past 6      Past 1      inception           Past 1        inception
Periods ended February 29, 2000                months       year         9/2/98             year           9/2/98
--------------------------------------------------------------------------------------------------------------------
 European Mid-Cap Fund --
  Class C Shares/1/                            67.99%      77.13%        85.05%            75.36%          51.01%
--------------------------------------------------------------------------------------------------------------------
 MDAX Index/2/                                 -5.70%      -2.04%        -6.92%            -2.04%          -4.67%
--------------------------------------------------------------------------------------------------------------------
 Lipper European Regions
   Fund Average/3/                             32.87%      35.32%        44.55%            35.32%          27.28%
--------------------------------------------------------------------------------------------------------------------

--------------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 1.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MDAX Index is a broad-based market index of 70 Germany blue-chip stocks.
    This index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present you with this newly-designed semi-annual report for Flag Investors European Mid-Cap Fund (the "Fund") (formerly Deutsche European Mid-Cap), providing a more detailed review of the markets, the portfolio in which the Fund invests (the "Portfolio"), and our outlook -- all in an easier-to-read format. We continue to include a complete financial summary of the Fund's operations and listing of the portfolio's holdings.

Fund Performance

  For the first half of the fiscal year, the Fund significantly outperformed its benchmark. The Fund's Class A shares produced a return of 68.57% for the six months ended February 29, 2000, as compared to -5.70% for the MDAX Index. The Fund's Class B and C shares produced semi-annual returns of 67.96% and 67.99%, respectively.

  This strong outperformance was primarily due to the Fund's overweighting in the Internet, media and telecommunications sectors, to investments in smaller as well as mid-cap companies, and to strong stock selection across the market sectors. The Fund's weighting in the pharmaceuticals industry also contributed to Fund performance, as it was one of the top performing sectors in the first two months of 2000.

  We continued to seek smaller and mid-size European companies that we believe will be Europe's leaders in the next decades, that are participating in opportunities resulting from Economic Monetary Union (EMU), and that are committed to creating shareholder value in this new EMU frontier. As investors' focus has long been on large cap stocks, we particularly seek smaller and mid-size European companies that have either been ignored or are as yet undiscovered, and thus may be attractively priced.

  For example, some of the Fund's best performers during this semi-annual period were smaller, high-growth Neuer Markt stocks. The Neuer Markt is the regulated market segment of the German Stock Exchange specializing in younger, innovative companies. These portfolio positions included Poet Holding and Evotec, which jumped by more than 400% and 500%, respectively, during the two months of January and February 2000 alone. Neuer Markt stocks Trintech and Intershop each increased significantly as well, boosting the Fund's returns. Among mid-cap stocks, MLP, Software AG, SGL Carbon, Business Objects, and Qiagen were the strongest contributors to Fund performance.

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

  Based on careful monitoring of the Fund's holdings and active portfolio management, we sold a few companies during the semi-annual period, including Phoenix, Jungheinrich, NYrnberger Beteiligungs AG and Cable & Wireless Communication. The Fund also took part in the subscription of certain successful new issues, which were sold within the period at a profit.

  At the end of the semi-annual period, the Fund's largest positions were in Business Objects, Qiagen, SAP and SGL Carbon. Cap Gemini, Aixtron and Getronics were also among the Fund's biggest holdings through the fourth quarter of 1999. The Fund stayed fully invested in stocks virtually throughout the period.

Investment Environment

  As a whole, Europe rose 13.98% in U.S. dollar terms during the semi-annual period. The markets were affected by slowly improving domestic growth rates, increased competition resulting from the January 1, 1999 introduction of the common Euro currency, and concerns about interest rate hikes both from the U.S. Federal Reserve Board and the European Central Bank. Even so, the European markets rallied back from a virtually flat previous six months to double-digit returns that outperformed the U.S. equity indices for the first half of this fiscal year.

  Mid-cap European stocks, however, especially members of the MDAX, disappointed and lost ground in U.S. dollar terms. The MDAX was down 5.74% for the semi-annual period. One of the reasons for this was European investors' continuing focus on large-cap stocks. Another was the U.S. Federal Reserve Board rate increases on November 16 and February 2. Investors were concerned that such increases would contribute to a slowdown in European economic growth amidst an already soft environment. Global inflation concerns caused further uneasiness and market volatility, as each new piece of economic data changed inflation sentiment. Still, certain stocks gained, making the kind of research-intensive individual stock selection that we conduct all that more critical to Fund performance.

  At the same time, highly capitalized Neuer Markt stocks drove the European equity markets, increasing significantly. This was especially true in media, telecommunications, pharmaceuticals and Internet companies. Just one example of such a successful Fund holding is media company EM.TV & Merchandising, which produces and distributes children's TV programs for the domestic and international television markets.

--------------------------------------------------------------------------------

  European mid-cap markets also responded positively to rising merger activity, as companies sought to take advantage of the new opportunities created by an enlarged "domestic" market. For example, amongst the portfolio's holdings, Cap Gemini performed well after merger talks with Ernst & Young in the U.S. Corporate restructuring, privatization and deregulation are also combining to create a new investment frontier -- and greater value for shareholders.

Looking Ahead

  Going forward, several factors lead us to a generally optimistic outlook for the European mid-cap equity markets. The recent strong growth of the technology industry continues to impact equity investments worldwide. Furthermore, economic growth continues to improve globally, a positive indicator, in our view, that corporate profits will do likewise.

  The impact of EMU will continue to ripple through the various nations of Europe's economies. Mergers and acquisitions are likely to continue and perhaps even accelerate across most sectors, providing upward price momentum. Earnings growth prospects are favorable for many European companies across the sector spectrum. In our opinion, the Euro may recover some of the ground lost against the dollar during the first tumultuous year or so since its introduction. Appreciation of the Euro is particularly likely during the months ahead if European investors take home some of the profits made in 1999 in the U.S. equity market and if the U.S. economy begins to lose some of its luster.

  Given this outlook, we believe the Fund's investment strategy positions the portfolio well to continue to meet its objective of seeking a high level of capital appreciation, and as a secondary objective, reasonable dividend income. We appreciate your support of the Fund, and we look forward to continuing to serve your investment needs for many years ahead.

Sincerely,

/s/ Elisabeth Weisenhorn
------------------------
Elisabeth Weisenhorn
Portfolio Manager
February 29, 2000

Flag Investors European Mid-Cap Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            February 29, 2000
(Unaudited)

-------------------------------------------------------------------------------------------------------
Assets:
 Investment in Flag Investors Provesta Portfolio, at value.............................    $36,500,199
 Receivable from Manager for expense reimbursement.....................................         19,060
 Receivable for capital shares sold....................................................        185,960
 Foreign tax reclaim receivable........................................................         20,993
 Deferred organization costs...........................................................          6,612
                                                                                           -----------
  Total assets.........................................................................     36,732,824
                                                                                           -----------
Liabilities:
 Payable for capital shares redeemed...................................................          6,132
 Payable to Flag Investors Provesta Portfolio for contributions........................        179,828
 Transfer Agent fees payable...........................................................          7,171
 Distribution fees payable.............................................................         19,783
 Custody and portfolio accounting fees payable.........................................          1,839
 Administration fees payable...........................................................          5,996
 Other accrued expenses................................................................         34,537
                                                                                           -----------
  Total liabilities....................................................................        255,286
                                                                                           -----------
  Net assets...........................................................................    $36,477,538
                                                                                           ===========
Net Assets Consist of:
 Capital stock, $0.001 par value(a)....................................................    $     1,509
 Paid-in capital.......................................................................     21,191,684
 Accumulated net investment loss.......................................................       (309,115)
 Undistributed net realized gain on investments
  and foreign currency transactions....................................................      2,478,109
 Net unrealized appreciation of investments and
  foreign currency transactions........................................................     13,115,351
                                                                                           -----------
  Net assets...........................................................................    $36,477,538
                                                                                           ===========
Computation of Net Asset Value, Redemption Price
  and Offering Price Per Share:
 Net assets -- Class A.................................................................    $22,186,974
                                                                                           ===========
 Shares outstanding -- Class A.........................................................        868,480
                                                                                           ===========
 Net asset value and redemption price per share -- Class A.............................         $25.55
                                                                                                ======
 Offering price per share -- Class A...................................................         $27.04
                                                                                                ======

 Net assets -- Class B.................................................................    $11,449,435
                                                                                           ===========
 Shares outstanding -- Class B.........................................................        514,584
                                                                                           ===========
 Net asset value and offering price per share -- Class B...............................         $22.25
                                                                                                ======
 Minimum redemption price per share -- Class B.........................................         $21.14
                                                                                                ======

 Net assets -- Class C.................................................................    $ 2,841,129
                                                                                           ===========
 Shares outstanding -- Class C.........................................................        125,770
                                                                                           ===========
 Net asset value and offering price per share -- Class C...............................         $22.59
                                                                                                ======
 Minimum redemption price per share -- Class C.........................................         $22.36
                                                                                                ======

--------------
(a) 250,000,000 shares authorized.

                      See Notes to Financial Statements.

Flag Investors European Mid-Cap Fund
--------------------------------------------------------------------------------
Statement of Operations
(Unaudited)

                                                                            For the Six
                                                                            Months Ended
                                                                            February 29,
-----------------------------------------------------------------------------------------
                                                                               2000
Investment Income:
Investment Income and Expenses allocated from Flag Investors
 Provesta Portfolio:
 Dividend income.........................................................    $    20,688
 Less: Foreign withholding taxes.........................................         (3,327)
                                                                             -----------
    Net dividend income..................................................         17,361
 Interest income.........................................................          3,549
 Expenses................................................................       (210,105)
                                                                             -----------
    Net investment loss allocated from Flag Investors
      Provesta Portfolio.................................................       (189,195)
                                                                             -----------
Expenses:
 Transfer Agent fees.....................................................         38,786
 Administration fees.....................................................         37,295
 Portfolio accounting fees...............................................         11,339
 Professional fees.......................................................         10,421
 Registration fees.......................................................          9,764
 Reports to Shareholders.................................................          7,458
 Trustees' fees and expenses.............................................          2,239
 Amortization of organization costs......................................          1,256
 Distribution fees -- Class B............................................         29,835
 Distribution fees -- Class C............................................          7,172
 Service fees -- Class A.................................................         19,862
 Service fees -- Class B.................................................          9,945
 Service fees -- Class C.................................................          2,391
 Other expenses..........................................................          4,555
                                                                             -----------
         Total expenses..................................................        192,318
 Less: Expense reimbursement of Fund and Portfolio
    allocated expenses...................................................       (159,037)
                                                                             -----------
    Net expenses.........................................................         33,281
                                                                             -----------
    Net investment loss..................................................       (222,476)
                                                                             -----------
Net Realized and Unrealized Gain (Loss) on Investments and
 Foreign Currency allocated from Flag Investors
 Provesta Portfolio:
 Net realized gain (loss) on:
  Investments............................................................      2,790,154
  Foreign currency transactions..........................................        (12,834)
Net change in unrealized appreciation on:
  Investments............................................................     12,566,783
  Foreign currency translations..........................................         23,772
                                                                             -----------
Net Realized and Unrealized Gain on Investments and
 Foreign Currency allocated from Flag Investors
 Provesta Portfolio......................................................     15,367,875
                                                                             -----------
Net Increase in Net Assets Resulting From Operations.....................    $15,145,399
                                                                             ===========

                      See Notes to Financial Statements.

Flag Investors European Mid-Cap Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                For the Six                   For the
                                                                Months Ended                Year Ended
                                                                February 29,                 August 31,
-------------------------------------------------------------------------------------------------------
                                                                    2000                         1999
                                                                 (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment loss........................................    $  (222,476)                 $   (78,989)
 Net realized gain (loss) on investments and
  foreign currency transactions allocated from
  Flag Investors European Mid-Cap Portfolio.................      2,777,320                     (116,147)
 Net change in unrealized appreciation on
  investments and foreign currency
  translations allocated from Flag Investors
  European Mid-Cap Portfolio................................     12,590,555                    1,377,810
                                                                -----------                  -----------
 Net increase in net assets resulting
  from operations...........................................     15,145,399                    1,182,674
                                                                -----------                  -----------
Distributions to Shareholders:
 Distributions from realized gains:
  Class A...................................................       (120,211)                     (51,423)
  Class B...................................................        (72,818)                     (76,047)
  Class C...................................................        (16,865)                      (9,584)
                                                                -----------                  -----------
 Total distributions........................................       (209,894)                    (137,054)
                                                                -----------                  -----------
Capital Share Transactions:
 Net proceeds from shares sold..............................     18,720,406                   23,243,388
 Net proceeds from dividends and
  distributions reinvested..................................        191,144                      122,669
 Net cost of shares redeemed................................    (19,914,538)                  (8,555,403)
                                                                -----------                  -----------
 Net increase (decrease) in net assets
  resulting from capital share tranactions..................     (1,002,988)                  14,810,654
                                                                -----------                  -----------
    Total increase in net assets............................     13,932,517                   15,856,274
Net Assets:
 Beginning of period........................................     22,545,021                    6,688,747
                                                                -----------                  -----------
 End of period..............................................    $36,477,538                  $22,545,021
                                                                ===========                  ===========
Includes accumulated net investment loss of.................    $  (309,115)                 $   (86,639)
                                                                -----------                  -----------

                      See Notes to Financial Statements.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------
Financial Highlights--Class A Shares
(For a share outstanding throughout each period)

                                                        For the Six          For the       For the Period
                                                        Months Ended       Year Ended         Ended/1/
                                                        February 29,       August 31,        August 31,
----------------------------------------------------------------------------------------------------------
                                                            2000              1999              1998
                                                        (Unaudited)
Net asset value at beginning of period...............      $15.28             $14.22           $12.50
                                                           ------             ------           ------
Investment operations:
 Net investment income (loss)........................       (0.13)             (0.01)            0.01
 Net realized and unrealized gain on
  investments and foreign currency
  allocated from Flag Investors
  Provesta Portfolio.................................       10.54               1.26             1.71
                                                           ------             ------           ------
 Increase from investment operations.................       10.41               1.25             1.72
                                                           ------             ------           ------
Distributions to Shareholders:
 Distributions from net realized gains...............       (0.14)             (0.19)              --
                                                           ------             ------           ------
 Total distributions.................................       (0.14)             (0.19)              --
                                                           ------             ------           ------
Net asset value at end of period.....................      $25.55             $15.28           $14.22
                                                           ======             ======           ======
Total Return (based on net asset
 value)/2/...........................................       68.57%/4/           8.86%           13.76%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)...................     $22,187            $13,907           $2,402
 Ratios to average net assets:
  Expenses/3/........................................        1.60%/5/           1.60%            1.60%/5/
  Net investment income (loss)/3/....................       (1.44)%/5/         (0.10)%           0.23%/5/
 Portfolio Turnover of Flag Investors
  Provesta Portfolio.................................          44%/4/             89%              82%/4/

--------------
/1/  Commencement of operations: 10/17/97.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Provesta Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                          2.83%/5/         4.12%         18.86%/5/
     Net investment income to average net assets            (2.67)%/5/       (2.62)%       (17.03)%/5/

/4/ Not annualized
/5/ Annualized

                      See Notes to Financial Statements.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------
Financial Highlights--Class B Shares
(For a share outstanding throughout each period)

                                                        For the Six          For the       For the Period
                                                        Months Ended       Year Ended         Ended/1/
                                                        February 29,       August 31,        August 31,
----------------------------------------------------------------------------------------------------------
                                                            2000              1999              1998
                                                        (Unaudited)
Net asset value at beginning of period...............      $13.37            $12.55            $12.50
                                                           ------            ------            ------
Investment operations:
 Net investment loss.................................       (0.17)            (0.11)            (0.02)
 Net realized and unrealized gain on
  investments and foreign currency
  allocated from Flag Investors
  Provesta Portfolio.................................        9.19              1.12              0.07
                                                           ------            ------            ------
 Increase from investment operations.................        9.02              1.01              0.05
                                                           ------            ------            ------
Distributions to Shareholders:
 Distributions from net realized gains...............       (0.14)            (0.19)               --
                                                           ------            ------            ------
 Total distributions.................................       (0.14)            (0.19)               --
                                                           ------            ------            ------
Net asset value at end of period.....................      $22.25            $13.37            $12.55
                                                           ======            ======            ======
Total Return (based on net asset
 value)/2/...........................................       67.96%/4/          8.12%             0.40%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)...................     $11,449            $6,940            $4,287
 Ratios to average net assets:
  Expenses/3/........................................        2.35%/5/          2.35%             2.35%/5/
  Net investment loss/3/.............................       (2.19)%/5/        (1.06)%           (0.70)%/5/
 Portfolio Turnover of Flag Investors
  Provesta Portfolio.................................          44%/4/            89%               82%/4/

--------------
/1/ Commencement of operations: 3/30/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Provesta
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

    Expenses to average net assets                       3.58%/5/          4.37%         19.61%/5/
    Net investment income to average net assets         (3.42)%/5/        (3.08)%       (17.96)%/5/

/4/ Not annualized
/5/ Annualized

                      See Notes to Financial Statements.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------
Financial Highlights--Class C Shares
(For a share outstanding throughout each period)

                                                              For the Six         For the Period
                                                             Months Ended            Ended/1/
                                                             February 29,           August 31,
-------------------------------------------------------------------------------------------------
                                                                 1999                  1999
                                                              (Unaudited)
Net asset value at beginning of  period..................       $13.57                $12.50
                                                                ------                ------
Investment operations:
 Net investment loss.....................................        (0.17)                (0.06)
 Net realized and unrealized gain on investments
  and foreign currency allocated from
  Flag Investors Provesta Portfolio......................         9.33                  1.32
                                                                ------                ------

 Increase from investment operations.....................         9.16                  1.26
                                                                ------                ------
Distributions to Shareholders:
 Distributions from net realized gains...................        (0.14)                (0.19)
                                                                ------                ------
 Total distributions.....................................        (0.14)                (0.19)
                                                                ------                ------
Net asset value at end of period.........................       $22.59                $13.57
                                                                ======                ======
Total Return (based on net asset value)/2,4/.............        67.99%                10.15%
 Ratios and Supplemental Data:
  Net assets, end of period (000's)......................       $2,841                $1,698
 Ratios to average net assets:
   Expenses/3,5/.........................................         2.35%                 2.35%
  Net investment loss/3,5/...............................        (2.19)%               (0.73)%
 Portfolio Turnover of Flag Investors
  Provesta Portfolio/4/..................................           44%                   89%

--------------
/1/ Commencement of operations: 9/2/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Provesta
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

    Expenses to average net assets/5/                      3.59%            4.89%
    Net investment loss to average net assets/5/          (3.43)%          (3.27)%

/4/ Not annualized
/5/ Annualized

                      See Notes to Financial Statements.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Funds, Inc. (the "Company") (re-named from Deutsche Funds, Inc. effective January 18, 2000) was incorporated in Maryland on May 22, 1997. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Funds"). The accompanying financial statements and notes relate to Flag Investors European Mid-Cap Fund (the "Fund").

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Flag Investors Provesta Portfolio (US Dollar) (formerly the Deutsche Provesta Portfolio, the "Portfolio") which has substantially the same investment objective as the Fund. The Portfolio is a series of the Flag Investors Portfolios Trust (formerly, the Deutsche Portfolios the "Portfolios Trust"), a New York business trust, registered under the 1940 Act as an open-end investment management company and comprised of seven portfolios. The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with this report.

  The Fund offers three classes of shares to investors, Class A, Class B and Class C shares. Each class of shares is subject to a Distribution fee, and Class B Shares and Class C Shares are also subject to a Service fee. Each Class will bear its respective portion of the Service and Distribution fees. The Fund commenced operations during October 1997.

  The Company prepares its financial statements in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

  Valuation

     The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio. As of February 29, 2000, the Fund had a beneficial interest of 53.3% in the net assets of the Portfolio. At February 29, 2000, the remaining interest in the Portfolio was held by a similar fund of Deutsche Global Funds Ltd., an offshore company and an affiliate of the Company.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------

NOTES 1 -- continued

  Investment Income, Expenses and Realized and
  Unrealized Gains and Losses

     The Fund records its proportionate share of the investment income, including accretion of discount and amortization of premium, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis based upon the amount of its investment in the Portfolio. The Company accounts separately for the assets, liabilities and operations of the Fund. Expenses attributable to the Fund are charged directly to the Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of the Fund (other than Class specific expenses), and realized and unrealized gains and losses allocated from the Portfolio are further allocated to each Class of shares based on their relative net asset value.

  Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Accordingly, the Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its net taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains, the Fund would not be subject to U.S. federal excise tax. Accordingly, no provision for U.S. federal income and excise tax is required.

  Distributions to Shareholders

     Dividends from net investment income of the Fund are declared and paid at least annually. Capital gains of the Fund, if any, are distributed at least annually. However, to the extent that the net realized gains of the Fund can be reduced by any capital loss carryforwards of the Fund, such gains will not be distributed. Dividends and capital gains distributions are distributed in U.S. dollars. The Fund records all dividends and distributions to shareholders on ex-dividend date.

     Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1 -- concluded

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ("DFM") and are being reimbursed by the Fund. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Fund. The amount paid by the Fund on any redemption by ICC Distributors, Inc. (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization costs of the Fund.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  For the period covered by these financial statements, the Company retained the services of Federated Services Company ("Federated") as administrator. Under the Administration Agreement, Federated assisted in the operations of the Fund, subject to the direction and control of the Board of Directors of the Company. For its services, Federated receives a fee from the Fund, which was computed daily and paid monthly, at an annual rate of 0.065% of the average daily net assets of the Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year. Federated, in its capacity as operations agent for the Portfolio and Administrator of the Fund, received a minimum fee of $37,500 for the first six months of the Fund's fiscal year ending August 31, 2000. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve an administration agreement between Investment Company Capital Corp. ("ICCC") and the Company, replacing Federated Services Company, effective April 7, 2000.

  The Company has entered into a distribution agreement with ICC Distributors, Inc. ("ICC Distributors"). ICC Distributors serves as principal distributor for shares of the Fund. Class A Shares, Class B Shares and Class C Shares of the Fund pay a distribution fee to the Distributor in an amount computed at an annual rate of 0.25%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund represented by Class A Shares, Class B Shares and Class C Shares,

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------

NOTE 2 -- concluded

respectively, to finance any activity that is principally intended to result in the sale of each such Class of Shares. The Fund will pay to ICC Distributors, for the provision of certain services to the holders of Class B Shares and Class C Shares, a Service fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of shares. Prior to December 20, 1999 Edgewood Services Inc. served as distributor for the Fund.

  For the period covered by these financial statements, Federated Shareholder Services Company served as the transfer agent and dividend disbursing agent for the Fund. IBT Fund Services (Canada) Inc. provides fund accounting services to the Fund. Investors Bank and Trust Company (Boston) acts as the sub-administrator for the Fund and as the custodian of the Fund's assets. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve a transfer agent agreement between ICCCCapital, Inc., an affiliate of Deutsche Bank AG, and the Company, replacing Federated Shareholder Services Company, effective April 7, 2000.

Expense Reimbursements

  By an Expense Limitation agreement dated October 14, 1999, between the Company and DFM, DFMhas agreed to waive its fees and reimburse expenses to the Fund in order to limit the total operating expenses of the Fund (which includes expenses of the Fund and its pro-rata portion of expenses of the Portfolio), at not more than 1.60%, 2.35% and 2.35% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares, respectively, through the year ending December 31, 2000.

  For the six months ended February 29, 2000, DFM voluntarily reimbursed $159,037 to the Fund pursuant to this undertaking.

NOTE 3 -- Concentration of Ownership

  From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4 -- Capital Share Transactions

  The Fund is authorized to issue up to 250,000,000 shares of $0.001 par value capital stock. Transactions in capital stock were as follows for the following periods:

                                                                Period Ended
                                                              February 29, 2000               Year Ended
                                                                 (Unaudited)               August 31, 1999
                                                        ---------------------------   -------------------------
                                                         Shares            Amount       Shares        Amount
                                                        --------       ------------   ----------    -----------
Capital Shares -- Class A:
 Shares sold......................................       934,028       $ 17,267,842    1,197,311    $17,754,423
 Reinvestment of dividends
  and distributions...............................         6,386            112,774        3,201         46,741
 Shares redeemed..................................      (981,957)       (18,417,248)    (459,377)    (6,838,703)
                                                        --------       ------------    ---------    -----------
 Net increase (decrease)..........................       (41,543)      $ (1,036,632)     741,135    $10,962,461
                                                        --------       ------------    ---------    -----------
Capital Shares -- Class B:
 Shares sold......................................        70,064       $  1,129,535      269,748    $ 3,415,267
 Reinvestment of dividends
   and distributions..............................         4,076             62,810        5,232         67,185
  Shares redeemed.................................       (78,488)        (1,229,360)     (97,624)    (1,239,901)
                                                        --------       ------------    ---------    -----------
  Net increase (decrease).........................        (4,348)      $    (37,015)     177,356    $ 2,242,551
                                                        --------       ------------    ---------    -----------
                                                                                            Period Ended/1/
                                                                                            August 31, 1999
                                                                                       ------------------------
Capital Shares -- Class C:
 Shares sold......................................        17,384       $    323,029      161,281    $ 2,073,698
 Reinvestment of dividends
   and distributions..............................           995             15,560          671          8,743
 Shares redeemed..................................       (17,681)          (267,930)     (36,880)      (476,799)
                                                        --------       ------------    ---------    -----------
 Net increase (decrease)..........................           698       $     70,659      125,072    $ 1,605,642
                                                        --------       ------------    ---------    -----------

--------------
/1/  Inception date: 9/2/98

NOTE 5 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  See Notes to the Financial Statements of the Flag Investors Provesta Portfolio included elsewhere in this report for discussion of off-balance sheet risk and concentration of credit risk.

Flag Investors European Mid-Cap Fund
-------------------------------------------------------------------------------
Proxy Results (Unaudited)

   The Flag Investors Portfolios Trust shareholders voted on the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.  To elect the Flag Investors Portfolios Trust Board of Trustees

                                         Shares               Shares Voted
                                        Voted For               Withheld
                                        ---------             ------------
     Mr. Richard R. Burt                 974,434                  2,352
     Mr. Richard T. Hale                 974,434                  2,352
     Mr. Joseph R. Hardiman              974,434                  2,352
     Mr. Louis E. Levy                   972,707                  4,079
     Mr. Eugene J. McDonald              973,503                  3,283
     Ms. Rebecca W. Rimel                974,201                  2,585
     Mr. Truman T. Semans                973,503                  3,283
     Mr. Robert H. Wadsworth             974,434                  2,352

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

            For                  Against               Abstain
            ---                  -------               -------
          969,513                 5,544                 1,729

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

            For                  Against               Abstain
            ---                  -------               -------
          960,407                 6,947                 9,432

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

            For                  Against               Abstain
            ---                  -------               -------
          957,092                 8,967                 10,727

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

            For                  Against               Abstain
            ---                  -------               -------
          958,225                 12,459                6,102

4.A.(ii). To approve a new investment sub-advisory agreement between DWS
          International Portfolio Management and Investment Company Capital
          Corp.

            For                  Against               Abstain
            ---                  -------               -------
          958,879                 8,388                 9,519

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Portfolio of Investments                                      February 29, 2000
(Unaudited)

Shares                           Security                         Market Value
-------------------------------------------------------------------------------
COMMON STOCK -- 90.8%
Austria -- 0.2%
   3,900   Beko Holding AG/1/..................................    $   143,100
                                                                   -----------
Bermuda -- 0.1%
   1,500   Flag Telecom Holdings Ltd./1/.......................         41,145
                                                                   -----------
France -- 8.9%
  25,000   Business Objects SA -- ADR/1/.......................      2,871,875
   5,600   Cap Gemini SA.......................................      1,542,421
   9,000   Dassault Systemes SA................................        988,089
     900   Integra-Net SA/1/...................................        159,914
   1,500   Lagardere S.C.A.....................................        141,135
     800   Publicis SA.........................................        407,563
                                                                   -----------
                                                                     6,110,997
                                                                   -----------
Germany -- 55.9%
   1,350   1&1 Aktiengesellschaft & Co. KGaA/1/................        559,051
   4,000   ACG AG /1/..........................................      1,113,286
  12,650   AGIV AG.............................................        226,596
   8,250   Aixtron AG..........................................      1,819,442
  15,000   Altana AG...........................................        938,974
   1,230   AVA Allgemeine Handels der Verbraucher..............        662,757
   2,550   Balda AG/1/.........................................        434,673
  10,250   Barmag AG...........................................        126,352
  25,750   BDAG Balcke-Duerr AG................................        259,145
   4,500   Beiersdorf AG.......................................        270,858
  16,000   BERLINER ELEKTRO Holding AG.........................        229,591
   7,200   BERU AG.............................................        225,354
   1,100   Biodata Infomation Technology AG/1/.................        307,213
   4,000   Buecher.de AG/1/....................................         91,875
   2,375   CE Computer Equipment AG............................        292,767
   1,000   ce Consumer Electronics AG..........................        233,058
   3,500   Constantin Film AG/1/...............................        202,241
  18,750   Continental AG......................................        308,778
   3,000   Das Werk AG/1/......................................        118,455
   9,550   Deutsche Babcock AG/1/..............................        391,798
  11,000   Deutsche Pfandbrief-und Hypothekenbank AG...........        879,265
   8,500   Duerr AG............................................        167,811
   3,000   D. Logistics AG/1/..................................        751,179

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------

Shares                           Security                         Market Value
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Germany -- continued
   4,750   Edel Music AG/1/....................................    $   165,139
   8,000   EM.TV Merchandising AG..............................        797,405
   1,350   Escada AG...........................................        131,962
   5,900   Evotec Biosystems AG/1/.............................      1,023,327
  50,000   FAG Kugelfischer Georg Schaefer AG..................        418,927
   3,500   Foris AG/1/.........................................        178,646
   4,250   Freenet.de AG/1/....................................        825,960
   1,750   Fresenius AG........................................        239,318
   1,365   Fuchs Petrolub AG Oel & Chemie......................         68,423
   2,000   GFT Technologies AG/1/..............................        427,594
   6,200   Gold-Zack AG........................................        635,902
   2,100   Haitec AG/1/........................................         62,897
   6,250   Heidelberger Druckmaschinen AG......................        340,077
  18,000   Hucke AG............................................         60,672
   2,250   I-D Media AG/1/.....................................        144,226
   4,100   IDS Scheer AG/1/....................................        110,479
   1,300   Infomatec Integrated Information Systems AG/1/......         54,961
     250   Infor Business Solutions AG/1/......................         10,786
   1,300   Intershop Communications AG/1/......................        676,061
  23,750   IWKA AG.............................................        395,693
  21,000   Ixos Software AG/1/.................................      1,466,244
   2,050   Kabel New Media/1/..................................        125,365
   9,250   Kiekert AG..........................................        192,417
  20,300   Kinowelt Medien AG/1/...............................      1,085,020
   8,300   Kloeckner-Werke AG/1/...............................        859,281
  25,000   LEONISCHE DRAHTWERKE AG.............................        686,173
  14,000   Maxdata AG/1/.......................................        417,964
   6,600   Medion AG...........................................        661,038
  30,000   Metallgesellschaft AG...............................        564,829
  15,500   MobilCom AG.........................................      2,086,087
     600   Parsytec Pattern AG/1/..............................        127,123
   6,500   Pfeiffer Vacuum Technology AG.......................        276,935
     600   PrimaCom AG.........................................         53,738
  10,750   P&I Personal & Infomatik AG/1/......................         71,434
   6,500   Rhoen-Klinikum AG...................................        278,562
  13,000   Rinol AG............................................        122,693
   5,000   RTV Family Entertainment AG/1/......................        358,736

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Portfolio of Investments                                      February 29, 2000
(Unaudited)

Shares                           Security                         Market Value
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Germany -- continued
   4,725   SAP AG..............................................    $ 2,957,767
   5,500   Schneider Rundfunkwerke AG/1/.......................        241,003
  15,500   SGL Carbon AG/1/....................................      1,494,220
  11,250   Singulus Technologies AG............................      1,191,774
   3,000   Sixt AG.............................................         83,785
  90,000   SKW Trostberg AG....................................        537,382
  10,250   Software AG/1/......................................      1,579,402
   1,125   Springer (Axel) Verlag AG...........................      1,495,135
  14,285   Suess MicroTec AG/1/................................        564,044
  39,000   Takkt AG/1/.........................................        315,495
   1,000   Tomorrow Internet AG/1/.............................         80,415
  36,000   Wella AG............................................        761,002
   7,000   WMF-Wuerttembergische Metallwarenfabrik AG..........        101,794
                                                                   -----------
                                                                    38,215,831
                                                                   -----------
Ireland -- 1.4%
   8,500   Trintech Group Plc -- ADR/1/........................        990,497
                                                                   -----------
Italy -- 2.1%
  41,500   Banca Popolare di Milano............................        306,783
 180,000   Seat Pagine Gialle SpA..............................      1,125,035
                                                                   -----------
                                                                     1,431,818
                                                                   -----------
Netherlands -- 15.0%
  11,000   ASM Lithography Holding NV/1/.......................      1,400,997
   9,750   Equant NV/1/........................................      1,102,355
  19,500   Getronics NV........................................      1,633,814
  14,000   Libertel NV/1/......................................        292,575
  21,000   Qiagen NV/1/........................................      3,620,106
   4,000   STMicroelectronics NV...............................        793,553
   7,400   United Pan-Europe Communications NV --
            Class A/1/.........................................      1,458,453
                                                                   -----------
                                                                    10,301,853
                                                                   -----------
Spain -- 0.2%
   6,500   Baron de Ley, SA/1/.................................        135,525
                                                                   -----------

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------

Shares                           Security                         Market Value
-------------------------------------------------------------------------------
COMMON STOCK (concluded)
Switzerland -- 0.2%
    250    Fantastic Corp. -- Certificates/1/.................. $   114,121
                                                                -----------
United Kingdom -- 3.2%
   7,750   COLT Telecom Group Plc/1/...........................     444,250
   9,000   Dialog Semiconductor Plc/1/.........................     936,085
  76,700   EMI Group Plc.......................................     816,727
                                                                -----------
                                                                  2,197,062
                                                                -----------
United States -- 3.6%
   2,700   FortuneCity.com, Inc./1/............................      37,183
  10,000   Global TeleSystems Group, Inc./1/...................     250,000
   2,750   MIH Ltd./1/.........................................     194,906
   1,000   OpenTV Corp./1/.....................................     185,000
  16,000   Poet Holdings, Inc..................................   1,479,245
   7,500   SmartForce Plc -- ADR/1/............................     330,469
                                                                -----------
                                                                  2,476,803
                                                                -----------
           Total Common Stock
             (Cost $43,554,162)................................  62,158,752
                                                                -----------
PREFERRED STOCK -- 7.8%
Germany -- 7.8%
   1,200   BERLINER ELEKTRO Holding AG.........................      12,019
   8,500   Draegerwerk AG......................................      67,125
  12,000   Dyckerhoff AG.......................................     309,139
   6,850   Fresenius AG........................................   1,240,216
   1,700   Fuchs Petrolub AG Oel & Chemie......................      83,660
   1,900   Marschollek, Lautenschlaeger und Partner AG.........     969,791
     405   Porsche AG..........................................   1,174,006
  10,000   Rhoen-Klinikum AG...................................     462,264
  19,000   Sixt AG.............................................     356,810
  10,000   Sto AG..............................................     188,276
  15,000   Wella AG............................................     362,588
  11,000   WMF-Wuerttembergische Metallwarenfabrik AG..........     132,525
                                                                -----------
           Total Preferred Stock
             (Cost -- $5,291,861)..............................   5,358,419
                                                                -----------

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Portfolio of Investments                                      February 29, 2000
(Unaudited)

Shares                           Security                         Market Value
-------------------------------------------------------------------------------
WARRANTS -- 0.0%
Germany -- 0.0%
     200   Continental AG (Exp. Date: 7/6/00;
             Strike Price EUR 10.17)/1/.......................     $    12,327
                                                                   -----------
           Total Warrants
             (Cost -- $35,707)................................          12,327
                                                                   -----------
Total Investments (Cost -- $48,881,730)...............   98.6%      67,529,498
Other Assets in Excess of Liabilities.................    1.4%         953,003
                                                        -----      -----------
Net Assets............................................  100.0%     $68,482,501
                                                        =====      ===========

______________
/1/  Non-income producing security.
ADR -- American Depositary Receipt
EUR -- European Monetary Unit (Euro)

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Provesta Portfolio (US Dollar)

                                                                Percentage of
Industry Sector (Unaudited)                                       Net Assets
-------------------------------------------------------------------------------
Computer Software & Processing.................................      23.3%
Computers & Information........................................       9.5%
Health Care Providers..........................................       8.5%
Media - Broadcasting & Publishing..............................       7.3%
Heavy Machinery................................................       6.7%
Electronics....................................................       5.7%
Telephone Systems..............................................       4.5%
Automotive.....................................................       3.8%
Industrial - Diversified.......................................       3.3%
Entertainment & Leisure........................................       3.0%
Chemicals......................................................       3.0%
Pharmaceuticals................................................       2.9%
Electrical Equipment...........................................       2.7%
Financial Services.............................................       2.6%
Communications.................................................       2.2%
Cosmetics & Personal Care......................................       2.0%
Banking........................................................       1.7%
Retailers......................................................       1.4%
Commercial Services............................................       1.1%
Building Materials.............................................       0.9%
Advertising....................................................       0.8%
Transportation.................................................       0.6%
Household Products.............................................       0.3%
Textiles, Clothing & Fabrics...................................       0.3%
Oil & Gas......................................................       0.2%
Beverages, Food & Tobacco......................................       0.2%
Medical Supplies...............................................       0.1%
Other assets in excess of liabilities..........................       1.4%
                                                                    -----
                                                                    100.0%
                                                                    =====

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------

Statement of Assets and Liabilities                           February 29, 2000
(Unaudited)
-------------------------------------------------------------------------------
Assets:
 Investments, at value............................................. $67,529,498
 Cash..............................................................     717,073
 Foreign currency..................................................   7,551,262
 Dividends receivable..............................................       6,709
 Interest receivable...............................................       1,730
 Receivable for investments sold...................................   2,650,901
 Receivable for Investors' Beneficial Interest for contributions...     185,960
 Receivable from Advisor...........................................      56,797
 Deferred organization costs.......................................      34,632
                                                                    -----------
  Total assets.....................................................  78,734,562
                                                                    -----------
Liabilities:
 Payable for investments purchased.................................   9,905,739
 Payable to Investors' Beneficial Interest for withdrawals.........     275,537
 Custody and portfolio accounting fees payable.....................       3,648
 Administration fees payable.......................................       4,717
 Organization costs payable........................................      35,680
 Other accrued expenses............................................      26,740
                                                                    -----------
  Total liabilities................................................  10,252,061
                                                                    -----------
  Net assets....................................................... $68,482,501
                                                                    ===========
Net Assets:
 Applicable to Investors' Beneficial Interests..................... $68,482,501
                                                                    ===========
 Cost of investments............................................... $48,881,730
                                                                    ===========
 Cost of foreign currency.......................................... $ 7,616,486
                                                                    ===========

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Statement of Operations
(Unaudited)

                                                                For the Six
                                                                Months Ended
                                                                February 29,
-------------------------------------------------------------------------------
                                                                    2000
Investment Income:
 Dividend income............................................    $    29,016
 Less: foreign withholding taxes............................         (6,256)
                                                                -----------
  Net dividend income.......................................         22,760
 Interest income............................................          4,951
 Less: interest expense.....................................        (14,349)
                                                                -----------
  Total income..............................................         13,362
                                                                -----------
Expenses:
 Investment management fees.................................        150,573
 Custody and portfolio accounting fees......................         31,057
 Operations agent fees......................................         29,835
 Administration fees........................................         24,656
 Professional fees..........................................         20,417
 Amortization of organization costs.........................          6,574
 Trustees' fees and expenses................................          2,486
 Other expenses.............................................          7,012
                                                                -----------
  Total expenses............................................        272,610
                                                                -----------
  Net investment loss.......................................       (259,248)
                                                                -----------
Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency:
 Net realized gain (loss) on:
  Investments...............................................      4,251,480
  Foreign currency transactions.............................        (21,541)
 Net change in unrealized appreciation on:
  Investments...............................................     17,663,119
  Foreign currency translations.............................         55,392
                                                                -----------
Net Realized and Unrealized Gain on Investments
 and Foreign Currency.......................................     21,948,450
                                                                -----------
Net Increase in Net Assets Resulting from Operations........    $21,689,202
                                                                -----------

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                             For the Six         For the
                                                             Months Ended       Year Ended
                                                             February 29,       August 31,
-------------------------------------------------------------------------------------------
                                                                 2000             1999
                                                              (Unaudited)
Increase (Decrease) In Net Assets:
Operations:
 Net investment loss....................................      $   (259,248)      $ (261,772)
 Net realized gain (loss) on investments and
  foreign currency transactions.........................         4,229,939         (156,237)
 Net change in unrealized appreciation on
  investments and foreign currency translations.........        17,718,511        1,969,357
                                                              ------------      -----------
 Net increase in net assets
  resulting from operations.............................        21,689,202        1,551,348
                                                              ------------      -----------
Capital Transactions:
 Proceeds from contributions............................        52,305,849       25,013,744
 Withdrawals............................................       (34,343,150)      (9,340,555)
                                                              ------------      -----------
 Net increase in net assets from
  capital transactions..................................        17,962,699       15,673,189
                                                              ------------      -----------
  Total increase in net assets..........................        39,651,901       17,224,537
Net Assets:
 Beginning of period....................................        28,830,600       11,606,063
                                                              ------------      -----------
 End of period..........................................      $ 68,482,501      $28,830,600
                                                              ============      ===========

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Financial Highlights

                                                For the Six            For the        For the Period
                                               Months Ended          Year Ended          Ended/1/
                                               February 29,           August 31,        August 31,
-----------------------------------------------------------------------------------------------------
                                                  2000                   1999              1998
                                               (Unaudited)
Ratios/Supplemental Data:
 Net assets, end of period (000's)...........     $68,483              $28,831            $11,606
 Ratio of expenses to average
  net assets before interest.................        1.54%/2/             2.34%              9.77%/2/
 Ratio of interest expense
  to average net assets......................        0.08%/2/             0.03%                --
 Ratio of expenses to average
  net assets after interest expense..........        1.62%/2/             2.37%              9.77%/2/
 Ratio of net investment loss
  to average net assets......................       (1.46)%/2/           (1.18)%            (8.36)%/2/
 Portfolio turnover..........................          44%/3/               89%                82%/3/

--------------
/1/ Commencement of operations: 10/17/97
/2/ Annualized
/3/ Not Annualized

                      See Notes to Financial Statements.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Portfolios Trust ("Portfolio Trust") (re-named from Deutsche Portfolios on January 18, 2000) was organized on June 20, 1997, as a business trust under the laws of the State of New York. The Portfolio Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the Provesta Portfolio (US Dollar) (the "Portfolio").

  The investment manager (the "Manager") of the Portfolio is Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is high capital appreciation, and as a secondary objective, reasonable dividend income. The Portfolio commenced operations on October 14, 1997.

  The Portfolio operates under a "Hub and Spoke(R)" structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio ("Hub and Spoke(R)" is a registered service mark of Signature Financial Group, Inc.). From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

  The beneficial interest holders of the Portfolio at February 29, 2000 were as follows:

     Flag Investors European Mid-Cap Fund .....  53.3%
     Deutsche Provesta Fund ...................  46.7%
                                                -----
                                                100.0%
                                                =====

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------

NOTE 1 -- continued

  Investment Valuation

     Securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on a foreign exchange considered by the Manager to be the primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Manager determines the listing exchange is not the primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market. Debt securities with a remaining maturity of less than 60 days and Money Market instruments are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the amount due at maturity and cost.

     Debt securities with a maturity of 60 days or more are valued based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. Securities for which market quotations are not readily available, are valued in good faith in accordance with fair valuation procedures adopted by the Trustees of the Portfolio Trust.

  Investment Transactions

     Investment transactions are recorded on trade date. Cost of securities sold is calculated using the identified cost method. Dividend income is recorded on ex-dividend date and interest income, including the accreion of discounts and amortization of premiums is recorded daily on an accrual basis. Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1 -- continued

  Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts with various counterparties for purposes of hedging its existing portfolio of investments and settling foreign investment transactions. Forward foreign currency contracts are over-the-counter contracts for delayed delivery of securities or currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or payments to) the close-out of the contract and the original contract price.

  Futures Contracts

     The Portfolio may enter into futures contracts to hedge against market fluctuations or to speculate on future market conditions. A futures contract is an agreement between a buyer and a seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date) or to make or receive a cash payment based on the value of a securities index. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount equal to a certain percentage of the face value indicated in the futures contract ("initial margin"). Subsequent payments ("variation margin") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or index. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the contract to buy.

  Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currency amounts are translated

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------

NOTE 1 -- concluded

  at the spot foreign currency exchange rate in effect at the time net assets are valued. Purchases and sales of investment securities, income and expenses are reported at the prevailing exchange rate on the respective days of such transactions. The resultant realized and unrealized gains and losses arising from exchange rate fluctuations are identified separately in the Statements of Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments.

     Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin. These include, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

  Federal Income Taxes

     The Portfolio is treated as a partnership under the U.S. Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any U.S. federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.

  Expenses

     Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios based on relative net asset value.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Portfolios Trust were paid initially by DFM and are being reimbursed by the Portfolio. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolio.

Flag Investors Provesta Portfolio (US Dollar)
------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  The Portfolios Trust has entered into an Investment Management Agreement (the "Management Agreement") with DFM. DFM retains overall responsibility for supervision of the investment management program for the Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to DWS International Portfolio Management GmbH ("DWS") as investment adviser (the "Adviser") to the Portfolio. As compensation for the services rendered by DFM under the Management Agreement with the Portfolio, DFM receives a fee from the Portfolio at an annualized rate of 0.85% of the average daily net assets, which is computed daily and paid monthly.

  For the six months ended February 29, 2000 DFM's advisory fee was $150,573 for services provided on behalf of the Portfolio.

  The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DWS receives a fee, paid by DFM which is based on the average daily net assets of the Portfolio.

  For the period covered by these financial statements, the Portfolios Trust retained Federated Services Company ("Federated") as operations agent to the Portfolio. As operations agent of the Portfolio, Federated received a fee from the Portfolio, which was computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of the Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 annually. At a meeting held on January 31, 2000, the Board of Trustees of the Portfolios Trust adopted a resolution to approve an administration agreement between Investment Company Capital Corp. and the Portfolios Trust, replacing Federated Services Company, effective April 10, 2000.

  The Portfolios Trust has entered into an agreement with IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)"). Pursuant to that agreement, IBT (Cayman) provides sub-administrative services to the Portfolio, for which it receives a fee from, which is computed daily and paid monthly, at an annual rate of 0.025% on the first $200 million, 0.02% on the next $800 million and 0.01% on assets in excess of $1 billion, subject to a minimum of $40,000 during the first year of the Portfolio's operations, $45,000 in the second year of operations and $50,000 in the third year. Investors Bank and Trust Company (Boston) acts as the custodian of the Portfolio's assets.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------

NOTE 2 -- concluded

  For the six months ended February 29, 2000, affiliates of Deutsche Bank AG received $53,830 in brokerage commissions from Flag Investors Provesta Portfolio as a result of executing agency transactions in portfolio securities.

  During the six months ended February 29, 2000, certain portfolios of the Portfolios Trust purchased/sold securities to/from other portfolios within the Portfolios Trust and other entities of the Manager at prevailing market values and in accordance with procedures approved by the Board of Trustees of the Portfolio Trust.

  Certain Trustees and officers of the Portfolio are affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3 -- Investment Portfolio Transactions

  Cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were as follows:

           Purchases
           U.S. Government.....................  $        --
           Non-U.S. Government.................   33,477,655
                                                 -----------
           Total...............................  $33,477,655
                                                 ===========

           Sales
           U.S. Government.....................  $        --
           Non-U.S. Government.................   16,692,837
                                                 -----------
           Total...............................  $16,692,837
                                                 ===========

  At February 29, 2000, the cost of investments, unrealized appreciation, and unrealized depreciation of investments for U.S. federal income tax purposes was $48,881,730, $21,592,020 and $2,944,252, respectively.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  The Statements of Assets and Liabilities include the market or fair value of contractual commitments involving forward settlement and futures contracts. These instruments involve elements of market risk in excess of amounts reflected on the Statements of Assets and Liabilities.

  Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward foreign currency and futures contracts include both purchase and sale commitments. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the Portfolio's Statements of Assets and Liabilities. Credit risk is measured by the loss the Portfolio would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolio. Because the Portfolio enters into forward foreign currency contracts, credit risk exists with counterparties. It is the policy of the Portfolio to transact the majority of its securities activity with broker-dealers, banks and regulated exchanges that the Manager considers to be well established.

NOTE 5 -- Line of Credit Agreement

  The Portfolios Trust has established a revolving line of credit with Investors Bank and Trust Company ("IBT"). Borrowing under the line of Credit may not exceed the lesser of $15,000,000 or 33% of the total assets of the Portfolios Trust. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.07% per annum on the difference between $15,000,000 and the average daily amount of outstanding borrowings. During the six months ended February 29, 2000, the Portfolio periodically utilized the line of credit and incurred interest expense as disclosed in the Statements of Operations. The weighted average interest rate paid by the Portfolios Trust was 5.90% and the maximum and average amount of the loans outstanding during the borrowing period was $13,985,293 and $1,484,271, respectively. At February 29, 2000, the Portfolio had no debt outstanding under the line of credit agreement.

Flag Investors Provesta Portfolio (US Dollar)
-------------------------------------------------------------------------------
Proxy Results (Unaudited)

  The Flag Investors Provesta Portfolio (US Dollar) shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.  To elect the Flag Investors Portfolios Trust Board of Trustees

                                         Shares             Shares Voted
                                       Voted For              Withheld
                                       ---------            ------------
    Mr. Richard R. Burt                1,404,939                3,388
    Mr. Richard T. Hale                1,404,939                3,388
    Mr. Joseph R. Hardiman             1,404,939                3,388
    Mr. Louis E. Levy                  1,402,436                5,891
    Mr. Eugene J. McDonald             1,403,577                4,750
    Ms. Rebecca W. Rimel               1,404,620                3,707
    Mr. Truman T. Semans               1,403,577                4,750
    Mr. Robert H. Wadsworth            1,404,939                3,388

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                  For               Against              Abstain
                  ---               -------              -------
               1,397,841             7,993                2,493

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                  For               Against              Abstain
                  ---               -------              -------
               1,384,698             10,011              13,618

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                  For               Against              Abstain
                  ---               -------              -------
               1,379,916             12,937              15,474

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                  For               Against              Abstain
                  ---               -------              -------
               1,381,566             17,963               8,798

4.A.(ii). To approve a new investment sub-advisory agreement between DWS
          International Portfolio Management and Investment Company Capital
          Corp.

                  For               Against              Abstain
                  ---               -------              -------
               1,382,523             12,099              13,705

                      This page intentionally left blank.

  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             [FLAG INVESTORS LOGO]

                                   Balanced

                               Value Builder Fund

                                     Growth

                              Equity Partners Fund
                              Emerging Growth Fund

                                   Specialty

                              Communications Fund
                          Real Estate Securities Fund

                                 International

                           International Equity Fund
                             European Mid-Cap Fund
                              Japanese Equity Fund

                                Top 50 Strategy

                                  Top 50 World
                                 Top 50 Europe
                                  Top 50 Asia
                                   Top 50 US

                                  Fixed Income

                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                Tax-Free Income

                         Managed Municipal Fund Shares

                                  Money Market

                           Cash Reserve Prime Shares

                                 P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com

                            ICC Distributors, Inc.

                                                                     EMCSA(4/00)

                             [FLAG INVESTORS LOGO]

                                US Money Market

                              Semi-Annual Report

                               February 29, 2000

Report Highlights
--------------------------------------------------------------------------------

 . The Fund's Class A shares produced a cumulative total return of 2.57% for the six months ended February 29, 2000, outperforming the IBC-First Tier Retail Money Funds Average return of 2.49% for the same time period.

 . Three major factors impacted the money markets over the semi-annual period-- the ongoing extraordinary performance of the U.S. economy, the interest rate hikes of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money markets securities significantly higher.

 . By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, we were able to produce highly competitive yields in the Fund.

 . We believe that the Federal Reserve Board will continue its trend of monetary policy tightening in the near term and thus intend to maintain a shorter than average duration position in the Fund's portfolio.

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present you with this newly-designed semi-annual report for the Flag Investors U.S. Money Market Fund (the "Fund") (formerly the Deutsche U.S. Money Market Fund), providing a more detailed review of the markets, the portfolio in which the Fund invests (the "Portfolio"), and our outlook--all in an easier-to-read format. We continue to include a complete financial summary of the Fund's operations and listing of the portfolio's holdings.

Fund Performance

  By staying disciplined to the purchase of high quality instruments and actively adjusting the portfolio's duration and securities weightings as market conditions changed, we were able to produce competitive yields in the Fund.

  The Fund maintained its AAA rating, the highest possible rating for a money market fund, originally awarded to the Fund by Standard & Poor's in September 1998.** The Fund's investment policies adhere to Standard & Poor's standards. Also, all purchases are consistent with the Fund's objective of generating a high level of current income for risk-averse investors while providing maximum liquidity.

                                    Cumulative Total Returns       Average Annual Total Returns        Annualized
------------------------------------------------------------------------------------------------------------------------
                                                                                                   7 day        7 day
Periods ended                    Past 6   Past 1        Since          Past 1       Since         current      effective
February 29, 2000                months    year       Inception         year      inception        yield         yield
------------------------------------------------------------------------------------------------------------------------
  US Money Market Fund -
   Class A Shares* 3/25/98       2.57%     4.87%        9.99%          4.87%        5.05%          5.39%         5.54%
------------------------------------------------------------------------------------------------------------------------
  IBC First Tier Retail
   Money Funds Average           2.49%     4.73%        9.34%          4.73%        4.77%          5.16%         5.30%
------------------------------------------------------------------------------------------------------------------------
  US Money Market Fund -
   Class B Shares* 7/20/99       2.19%       --         2.61%            --         4.30%          4.64%         4.75%
------------------------------------------------------------------------------------------------------------------------
  IBC First Tier Retail
   Money Funds Average           2.49%     4.73%        2.87%          4.73%        4.92%          5.16%         5.30%
------------------------------------------------------------------------------------------------------------------------

-----------
 * Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Class A Shares are available through your financial advisor or directly from the Fund. Class B Shares are available only to current shareholders for exchange of other Flag Investors Funds Class B or C Shares. Returns for Class A Shares differs from Class B Shares due to differences in sales charge structure, fees and expenses.

   Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

** This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Ratings are subject to change and do not remove market risks.

-------------------------------------------------------------------------------

  As of February 29, 2000, the Fund held 100% of its investments in corporate debt and 0% in U.S. government and agency debt. All securities were rated A or better (A1/P1 for short-term investments) by Standard & Poor's and Moody's. The portfolio's main sector holdings were asset-backed securities (18%), financial services (11%) and communications (9%).

  Money market issuers were very aggressive prior to the end of 1999, seeking to extend their maturities into the year 2000 to avoid potential Y2K problems.
This excessive issuance caused both an abnormally steep yield curve in fixed
rate securities and wide yield spreads on floating rate notes.   The Fund
maintained the liquidity necessary for potential Y2K problems by purchasing Treasury bills and other very liquid instruments during the last quarter of 1999. We maintained a shorter than benchmark duration for most of the semi-annual period. On February 29, 2000, the Fund's weighted average maturity stood at 32 days.

Investment Environment

  Three major factors impacted the money markets over the semi-annual period ended February 29, 2000--the ongoing extraordinary performance of the U.S. economy, the actions of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money markets securities significantly higher.

  Rapid U.S. economic growth, benign inflation, the lowest unemployment rate in a generation, and a spectacular runup in the U.S. equity market gave consumers the confidence necessary to utilize their purchasing power. Housing, retail sales, and auto sales were all at historic levels. Subdued wage demands, competitive pressures, productivity improvements and global overcapacity combined to keep prices in check. Simultaneously, foreign economies around the world showed clear signs of recovery, with growth rates in Europe and Asia, in particular, increasing throughout the period.

  The Federal Reserve Board followed up its June 30 and August 24 interest rate hikes by raising rates two more times during the Fund's semi-annual period. The Federal Reserve Board argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation. Consequently, on November 16 and February 2, the Federal Reserve Board raised interest rates by 0.25% each time, leaving the targeted federal funds rate at 5.75% at the end of the semi-annual period.

-------------------------------------------------------------------------------

  Money market investors and issuers alike believed liquidity would be scarce over year-end, as anticipation of Y2K grew increasingly uncertain over the last quarter of 1999. Issuers flooded the market with paper early in the fourth calendar quarter, hoping to secure their year-end financing. Approximately 85% of this financing was completed by November 1, with much of the issuance taking place in the asset-backed commercial paper market. To calm the markets, the Fed announced in October that it would provide the market with several liquidity facilities, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility. As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught. The Fed had done its job in providing liquidity to the markets, and none of the dealers needed to exercise any of the liquidity options they had purchased from the Fed.

Looking Ahead

  We now know that the concerns and fears surrounding Y2K turned out to be a non-event. The world at large and the financial markets in particular continued to hum along without interruption. Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, with GDP growth high and inflation, except for oil prices, subdued. It appears that the "Goldilocks" economy remains strong. Thus, we also feel that the Federal Reserve Board will likely raise interest rates again at its March meeting, as it seeks to slow real economic growth to a more sustainable pace.

  In addition, 2000 being a presidential election year, we believe the financial markets may remain focused on the party forerunners and their views toward Social Security and budget reform. The Treasury market, in particular, may be impacted one way or the other now that the campaigns have gained momentum, leading up to the respective party conventions.

  Given this view, we intend to maintain a shorter than average duration in the Fund and to carefully monitor both the degree of tightening and timing of the Federal Reserve Board's next moves as well as supply and demand factors within the U.S. money markets.

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

  In closing, we want to inform you that on May 1, 2000 the U.S. Money Market Fund will close. We have appreciated your support of the Fund, and the managers of the Flag Investors Family of Funds look forward to continuing to serve your investment needs for many years ahead.


Sincerely,

/s/ Jan Buenner
---------------
Jan Buenner
Portfolio Manager
February 29, 2000

Flag Investors US Money Market Fund
-------------------------------------------------------------------------------

Statement of Assets and Liabilities                           February 29, 2000
(Unaudited)

-------------------------------------------------------------------------------------------------------
Assets:
 Investment in Flag Investors US Money Market Portfolio, at value...........             $15,302,339
 Receivable from Manager for expense reimbursement..........................                  16,079
 Deferred organization costs................................................                   2,898
                                                                                         -----------
     Total assets...........................................................              15,321,316
Liabilities:
 Transfer Agent fees payable................................................                   9,092
 Administration fees payable................................................                   5,970
 Distribution fees payable..................................................                   4,478
 Other accrued expenses.....................................................                  28,706
                                                                                         -----------
  Total liabilities.........................................................                  48,246
                                                                                         -----------
  Net assets................................................................             $15,273,070
                                                                                         ===========
Net Assets Consist of:
 Capital stock, $0.001 par value (a)........................................             $    15,273
 Paid-in capital............................................................              15,256,850
 Accumulated net investment loss............................................                     919
 Accumulated net realized gain on investments
  and foreign currency transactions.........................................                      28
                                                                                         -----------
    Net assets..............................................................             $15,273,070
                                                                                         ===========
Computation of Net Asset Value, Redemption Price
 and Offering Price Per Share:
 Net assets -- Class A......................................................             $15,030,603
                                                                                         ===========
 Shares outstanding -- Class A..............................................              15,030,578
                                                                                         ===========
 Net asset value and redemption price per share -- Class A..................                   $1.00
                                                                                               =====

 Net assets -- Class B......................................................             $   242,467
                                                                                         ===========
 Shares outstanding -- Class B..............................................                 242,464
                                                                                         ===========
 Net asset value and offering price per share -- Class B....................                   $1.00
                                                                                               =====
 Minimum redemption price per share -- Class B..............................                   $1.00
                                                                                               =====

-----------
(a) 5,000,000,000 shares authorized.

                      See Notes to Financial Statements.

Flag Investors US Money Market Fund
-------------------------------------------------------------------------------

Statement of Operations
(Unaudited)

                                                                                          For the Six
                                                                                          Months Ended
                                                                                          February 29,
---------------------------------------------------------------------------------------------------------
                                                                                              2000
Investment Income:
 Interest income.............................................................               $396,209
 Expenses....................................................................                (19,097)
                                                                                           ---------
  Net investment income allocated from Flag Investors
   US Money Market Portfolio.................................................                377,112
                                                                                           ---------
Expenses:
 Administration  fees........................................................                 37,295
 Transfer Agent fees.........................................................                 24,563
 Professional fees...........................................................                 10,361
 Registration fees...........................................................                  8,858
 Reports to Shareholders.....................................................                  7,158
 Portfolio accounting fees...................................................                  6,748
 Trustees' fees and expenses.................................................                  2,239
 Amortization of organization costs..........................................                  1,590
 Distribution fees -- Class B................................................                  1,106
 Service fees -- Class A.....................................................                 17,116
 Service fees -- Class B.....................................................                    369
 Other expenses..............................................................                  6,044
                                                                                           ---------
    Total expenses...........................................................                123,447
 Less: Expense reimbursement of Fund and Portfolio
  allocated expenses.........................................................               (102,971)
                                                                                           ---------
    Net expenses.............................................................                 20,476
                                                                                           ---------
    Net investment income....................................................                356,636
                                                                                           ---------
Net Realized Gain on Investments allocated from
 Flag Investors US Money Market Portfolio:
Net realized gain on Investments.............................................                    133
                                                                                           ---------
Net Increase in Net Assets Resulting From Operations.........................              $ 356,769
                                                                                           =========


                      See Notes to Financial Statements.

Flag Investors US Money Market Fund
-------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                      For the Six     For the
                                                                     Months Ended   Year Ended
                                                                     February 29,    August 31
-------------------------------------------------------------------------------------------------
                                                                       2000            1999
                                                                    (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment income........................................     $    356,636    $    516,207
 Net realized gain (loss) on investments allocated from
  Flag Investors US Money Market Portfolio....................              133            (105)
                                                                   ------------    ------------
 Net increase in net assets resulting from operations.........          356,769         516,102
                                                                   ------------    ------------
Distributions to Shareholders:
 Dividends from net investment income:
  Class A.....................................................         (350,181)       (515,990)
  Class B.....................................................           (6,455)           (217)
                                                                   ------------    ------------
 Total distributions..........................................         (356,636)       (516,207)
                                                                   ------------    ------------
Capital Share Transactions:
 Net proceeds from shares sold................................       40,981,585      63,902,385
 Net proceeds from dividends and distributions
  reinvested..................................................          338,776         506,980
 Net cost of shares redeemed..................................      (41,251,166)    (49,932,814)
                                                                   ------------    ------------
 Net increase in net assets resulting from capital
  share transactions..........................................           69,195      14,476,551
                                                                   ------------    ------------
   Total increase in net assets...............................           69,328      14,476,446
Net Assets:
 Beginning of period..........................................       15,203,742         727,296
                                                                   ------------    ------------
 End of period................................................     $ 15,273,070    $ 15,203,742
                                                                   ============    ============
Includes accumulated net investment income of.................     $        919    $        919
                                                                   ------------    ------------

                      See Notes to Financial Statements.

Flag Investors US Money Market Fund
-------------------------------------------------------------------------------

Financial Highlights--Class A Shares
(For a share outstanding throughout each period)

                                            For the Six      For the    For the Period
                                           Months Ended     Year Ended     Ended/1/
                                           February 29,     August 31,    August 31,
-----------------------------------------------------------------------------------------
                                              2000             1999          1998
                                           (Unaudited)
Net asset value at beginning
 of period.............................     $  1.00          $  1.00         $1.00
                                            -------          -------         -----
Investment operations:
  Net investment income................        0.03             0.05          0.02
                                            -------          -------         -----
  Increase from investment
   operations..........................        0.03             0.05          0.02
                                            -------          -------         -----
Distributions to Shareholders:
  Dividends from net
   investment income...................       (0.03)           (0.05)        (0.02)
                                            -------          -------         -----
  Total distributions..................       (0.03)           (0.05)        (0.02)
                                            -------          -------         -----
Net asset value at end of
 period................................     $  1.00          $  1.00         $1.00
                                            =======          =======         =====
Total Return (based on net
 asset value)/2/.......................        2.57%/4/         4.67%         2.46%/4/
Ratios and Supplemental Data:
  Net assets, end of period
   (000's).............................     $15,031          $15,083         $ 727
  Ratios to average net assets:
   Expenses/3/.........................        0.55%/5/         0.55%         0.55%/5/
   Net investment income/3/............        5.11%/5/         4.55%         5.04%/5/

--------------
/1/ Commencement of operations: 3/25/98
/2/ Total Return based on net asset value, excluding transaction charges, assumes beginning of each a purchase of common stock at net asset value at the period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors US Money Market
    Portfolios' expenses net of expense reimbursments. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:
      Expenses to average net assets               2.02%/5/   1.95%   43.80%/5/
      Net investment income to average net assets  3.64%/5/   3.15%  (38.21)%/5/
/4/ Not annualized
/5/ Annualized

                      See Notes to Financial Statements.

Flag Investors US Money Market Fund
--------------------------------------------------------------------------------

Financial Highlights--Class B Shares
(For a share outstanding throughout each period)

                                                        For the Six                 For the Period
                                                        Months Ended                   Ended/1/
                                                        February 29,                   August 31,
----------------------------------------------------------------------------------------------------
                                                            2000                          1999
                                                         (Unaudited)
Net asset value at beginning
 of period..........................................       $ 1.00                        $ 1.00
                                                           ------                        ------
Investment operations:
  Net investment income.............................         0.02                          0.00/4/
                                                           ------                        ------
  Increase from investment
   operations.......................................         0.02                          0.00
                                                           ------                        ------
Distributions to Shareholders:
  Dividends from net
   investment income................................        (0.02)                        (0.00)/4/
                                                           ------                        ------
  Total distributions...............................        (0.02)                        (0.00)/4/
                                                           ------                        ------
Net asset value at end of
 period.............................................       $ 1.00                        $ 1.00
                                                           ======                        ======
Total Return (based on net
 asset value)/2,5/..................................         2.19%                         0.42%
Ratios and Supplemental Data:
  Net assets, end of period (000's).................       $  242                        $  121
  Ratios to average net assets:
   Expenses/3/......................................         1.30%/6/                      1.30%/6/
   Net investment income/3/.........................         4.37%/6/                      3.83%/6/

-----------------
/1/ Commencement of operations: 7/20/99.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors US Money Market
    Portfolios' expenses net of expense reimbursments. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:
     Expenses to average net assets                      2.78%/6/     2.18%/6/
     Net investment income to average net assets         2.89%/6/     2.95%/6/
/4/ Amount rounds to less than $0.01.
/5/ Not annualized
/6/ Annualized

                      See Notes to Financial Statements.

Flag Investors US Money Market Fund
-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Funds, Inc. (the "Company")(re-named from Deutsche Funds, Inc. effective January 18, 2000) was incorporated in Maryland on May 22, 1997. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Funds"). The accompanying financial statements and notes relate to Flag Investors Money Market Fund (the "Fund").

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Flag Investors US Money Market Portfolio (US Dollar) (formerly the Deutsche US Money Market Portfolio, the "Portfolio"), which has substantially the same investment objective as the Fund. The Portfolio is a series of the Flag Investors Portfolios Trust (formerly, the Deutsche Portfolios the "Portfolios Trust"), a New York business trust, registered under the 1940 Act as an open-end investment management company and comprised of seven portfolios. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere within this report and should be read in conjunction with this report.

  The Fund offers two classes of shares to investors, Class A and Class B. Each class of shares is subject to a Distribution fee and Class B Shares are also subject to a Service fee. Each Class will bear its respective portion of the Service and Distribution fees. The Fund commenced operations during October 1997.

  The Fund prepares its financial statements in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

  Valuation

     The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio. As of February 29, 2000, the US Money Market Fund had a beneficial interest of 7.6% in the net assets of the US Money Market Portfolio (US Dollar). At February 29, 2000, the remaining interest in the Portfolio was held by a similar fund of Deutsche Global Funds Ltd., an offshore company, and an affiliate of the Company.

Flag Investors US Money Market Fund
--------------------------------------------------------------------------------

NOTE 1 -- continued

  Investment Income, Expenses and Realized and Unrealized Gains and Losses

     The Fund records its proportionate share of the investment income, including accretion of discount and amortization of premium, expenses and realized and unrealized gains and losses recorded by the Portfolios on a daily basis based upon the amount of its investment in the Portfolio. The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than Class specific expenses), and realized and unrealized gains and losses allocated from the Portfolio are further allocated to each Class of shares based on their relative net asset value.

  Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Accordingly, the Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its net taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains, the Fund would not be subject to U.S. federal excise tax. Accordingly, no provision for U.S. federal income and excise tax is required.

  Distributions to Shareholders

     All of the Fund's net income and short-term capital gains and losses, if any, are declared as dividends daily and paid monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Flag Investors US Money Market Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- concluded

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ("DFM") and are being reimbursed by the Fund. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Fund. The amount paid by each Fund on any redemption by ICC Distributors, Inc. (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization costs of the Fund.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  For the period covered by these financial statements, the Company retained the services of Federated Services Company ("Federated") as administrator. Under the Administration Agreement, Federated assisted in the operations of the Fund, subject to the direction and control of the Board of Directors of the Company. Federated receives a fee from each Fund, which was computed daily and paid monthly, at an annual rate of 0.065% of the average daily net assets of the Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year. Federated, in its capacity as operations agent for the Portfolio and Administrator of the Fund, received a minimum fee of $37,500 for the first six months of the Fund's fiscal year ending August 31, 2000. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve an administration agreement between Investment Company Capital Corp. ("ICCC") and the Company, replacing Federated Services Company, effective April 7, 2000.

  The Company has entered into a distribution agreement with ICC Distributors, Inc. ("ICC Distributors"). Distributors serves as principal distributor for shares of the Fund. Class A Shares and Class B Shares pay a distribution fee to the Distributor in an amount computed at an annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of the Fund represented by

Flag Investors US Money Market Fund
--------------------------------------------------------------------------------

NOTE 2 -- concluded

Class A Shares and Class B Shares to finance any activity that is principally intended to result in the sale of each Class of Shares. The Fund will pay to ICC Distributors, for the provision of certain services to the holders of Class B Shares, a Service fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of shares. Prior to December 20, 1999 Edgewood Services Inc. served as distributor for the Fund.

  For the period covered by these financial statements, Federated Shareholder Services Company serves as the transfer agent and dividend disbursing agent for the Fund. IBT Fund Services (Canada) Inc. provides fund accounting services to the Fund. Investors Bank and Trust Company (Boston) acts as the sub-administrator for the Fund and as the custodian of the Fund's assets. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve a transfer agent agreement between ICCC, an affiliate of Deutsche Bank AG, and the Company, replacing Federated Shareholder Services Company, effective April 7, 2000.

Expense Reimbursements

  By an Expense Limitation agreement dated October 14, 1999, between the Company and DFM, DFMhas agreed to waive its fees and reimburse expenses to the Fund in order to limit the total operating expenses of the Fund (which includes expenses of the Fund and its pro-rata portion of expenses of the Portfolio), at not more than 1.60% and 2.35% of the average daily net assets of Class A Shares and Class B Shares, respectively, through the year ending December 31, 2000.

  For the six months ended February 29, 2000, DFM voluntarily reimbursed $102,971 to the Fund pursuant to this undertaking.

NOTE 3 -- Concentration of Ownership

  From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

Flag Investors US Money Market Fund
-------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 4 -- Capital Share Transactions

  The Fund is authorized to issue up to 5,000,000,000 shares of $0.001 par value capital stock. Transactions in capital stock were as follows for the following periods:

                                                                      Period Ended
                                                                    February 29, 2000                  Year Ended
                                                                       (Unaudited)                   August 31, 1999
                                                               -------------------------         ----------------------
                                                               Shares             Amount         Shares          Amount
                                                               ------             ------         ------          ------
Capital Shares -- Class A:
 Shares sold..................................                38,016,127       $ 38,016,127     63,341,207    $ 63,341,207
 Reinvestment of dividends
  and distributions...........................                   333,627            333,627        506,899         506,899
 Shares redeemed..............................               (38,402,477)       (38,402,477)   (49,492,101)    (49,492,101)
                                                             -----------       ------------    -----------    ------------
 Net increase (decrease)......................                   (52,723)      $    (52,723)    14,356,005    $ 14,356,005
                                                             -----------       ------------    -----------    ------------
                                                                        Period Ended                  Period Ended/1/
                                                                     February 29, 2000                August 31, 1999
                                                             -------------------------------   ----------------------------
Capital Shares -- Class B:
 Shares sold..................................                 2,965,458       $  2,965,458        561,178    $    561,178
 Reinvestment of dividends
  and distributions...........................                     5,149              5,149             81              81
 Shares redeemed..............................                (2,848,689)        (2,848,689)      (440,713)       (440,713)
                                                             -----------       ------------    -----------    ------------
 Net increase (decrease)......................                   121,918       $    121,918        120,546    $    120,546
                                                             -----------       ------------    -----------    ------------

-------------
/1/ Inception date: 7/20/99

NOTE 5 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  See Notes to the Financial Statements of the Flag Investors US Money Market Portfolio included elsewhere in this report for discussion of off-balance sheet risk and concentration of credit risk.

NOTE 6 -- Fund Closing

  The Board of Trustees of the Flag Investors US Money Market Fund have decided to close the Fund on or about May 1, 2000.

Flag Investors US Money Market Fund
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors US Money Market Fund shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000.
The description of each proposal and number of shares voted are as follows:

1.       To elect the Flag Investors Portfolios Trust Board of Trustees

                                         Shares               Shares Voted
                                        Voted For               Withheld
                                        ---------             ------------
         Mr. Richard R. Burt            1,365,606                77,083
         Mr. Richard T. Hale            1,365,606                77,083
         Mr. Joseph R. Hardiman         1,365,606                77,083
         Mr. Louis E. Levy              1,365,606                77,083
         Mr. Eugene J. McDonald         1,365,606                77,083
         Ms. Rebecca W. Rimel           1,414,215                28,474
         Mr. Truman T. Semans           1,365,606                77,083
         Mr. Robert H. Wadsworth        1,365,606                77,083

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                For                   Against               Abstain
             ---------                -------               -------
             1,357,478                 80,856                4,955

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc.

                For                   Against               Abstain
             ---------                -------               -------
             1,198,064                240,270                4,355

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                For                   Against               Abstain
             ---------                -------               -------
             1,198,064                240,270                4,355

4.A.(i) To approve a new investment sub-advisory agreement between Bankers Trust Company and Deutsche Fund Management, Inc.

                For                   Against               Abstain
             ---------                -------               -------
             1,197,090                155,178               90,421

4.A.(ii) To approve a new investment sub-advisory agreement between Bankers
         Trust Company and Investment Company Capital Corp.

                For                   Against               Abstain
             ---------                -------               -------
             1,197,090                154,204               91,395

Flag Investors US Money Market Portfolio (US Dollar)
-------------------------------------------------------------------------------

Portfolio of Investments                                      February 29, 2000
(Unaudited)

     Par                                                                                      Maturity            Value
    Value                       Security                                    Rate                Date             (Note 1)
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.0%

  $4,000,000                    Bank of America NT & SA...................  5.88%              4/05/00         $  3,999,864
                                                                                                               ------------
                                Total Certificates of Deposit
                                (Amortized Cost -- $3,999,864)............                                        3,999,864
                                                                                                               ------------
COMMERCIAL PAPER -- 78.3%

   5,000,000                    AT&T Corp. ...............................  5.68%              3/02/00            4,999,211
   4,250,000                    AT&T Corp. ...............................  5.87%              5/10/00            4,201,491
   3,261,000                    Bell Atlantic Financial Services..........  5.79%              3/09/00            3,256,804
   4,000,000                    Bell Atlantic Financial Services..........  5.75%              3/14/00            3,991,695
   4,545,000                    Clorox Co. (The)..........................  5.85%              4/14/00            4,512,503
   5,000,000                    Compass Securitization LLC -- Sec. 4(2)...  5.87%              4/28/00            4,952,714
   6,000,000                    Corporate Asset Funding Co. -- Sec. 4(2)..  5.85%              4/06/00            5,964,900
   5,000,000                    Delaware Funding Corp. -- Sec. 4(2).......  5.80%              3/20/00            4,984,695
   4,332,000                    Delaware Funding Corp. -- Sec. 4(2).......  5.85%              4/06/00            4,306,658
   3,652,000                    Eastman Kodak Co. ........................  5.70%              3/20/00            3,641,013
   3,700,000                    Eastman Kodak Co. ........................  5.73%              3/29/00            3,683,511
   6,000,000                    Emerson Electric Co. -- Sec. 4(2).........  5.87%              5/02/00            5,939,343
   6,441,000                    Estee Lauder Co. -- Sec. 4(2).............  5.90%              5/09/00            6,368,163
   6,000,000                    Goldman Sachs Group.......................  5.90%              5/08/00            5,933,133
   7,480,000                    Heinz (HJ) Co. ...........................  5.80%              4/04/00            7,439,026
   5,325,000                    International Lease Finance Corp. ........  5.80%              4/05/00            5,294,973
   5,000,000                    John Hancock Capital -- Sec. 4(2).........  5.76%              3/27/00            4,979,200
   4,065,000                    McDonald's Corp. -- Sec. 4(2).............  5.80%              3/01/00            4,065,000
   5,000,000                    Merrill Lynch & Co., Inc. ................  5.86%              4/18/00            4,960,933
   4,548,000                    Metlife Funding, Inc. ....................  5.76%              3/15/00            4,537,813
   6,000,000                    Motorola Credit Corp. ....................  5.77%              3/10/00            5,991,345
   4,394,000                    Motorola Credit Corp. ....................  5.77%              3/17/00            4,382,732
   3,000,000                    National Rural Utilities Cooperative
                                 Finance Corp. ...........................  5.77%              3/30/00            2,986,056
   5,000,000                    National Rural Utilities Cooperative
                                 Finance Corp. ...........................  5.83%              4/07/00            4,970,040
   5,000,000                    Paccar Financial Corp. ...................  5.76%              3/24/00            4,981,600
   4,450,000                    Quincy Capital Corp. -- Sec. 4(2).........  5.87%              4/07/00            4,423,153
   5,920,000                    SBC Communications, Inc. -- Sec. 4(2).....  5.75%              3/23/00            5,899,198
   4,000,000                    Sheffield Receivables Corp. -- Sec. 4(2)..  5.83%              3/08/00            3,995,466
   3,500,000                    Sysco Corp. -- Sec. 4(2)..................  5.75%              3/10/00            3,494,969
   6,000,000                    Wal-Mart Stores, Inc. -- Sec. 4(2)........  5.80%              4/04/00            5,967,133

                      See Notes to Financial Statements.

Flag Investors US Money Market Portfolio (US Dollar)
-------------------------------------------------------------------------------


     Par                                                                                      Maturity            Value
    Value                       Security                                    Rate                Date             (Note 1)
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (Concluded)

   6,000,000                    Warner-Lambert Co. -- Sec. 4(2)............ 5.83%              4/03/00         $  5,967,935
   3,779,000                    Windmill Funding Corp. -- Sec. 4(2)........ 5.78%              3/02/00            3,778,393
   3,743,000                    Windmill Funding Corp. -- Sec. 4(2)........ 5.79%              3/03/00            3,741,796
                                                                                                               ------------
                                Total Commercial Paper
                                (Amortized Cost -- $158,592,595)...........                                     158,592,595
                                                                                                               ------------
CORPORATE DEBT -- 18.4%

   5,000,000                    Bayerische Landesbank (New York) --
                                 Series DPNT............................... 5.80%              4/15/00            5,003,468
   5,000,000                    Chrysler Financial Co. LLC -- Series MTNR.. 5.95%              4/06/00            5,001,700
   5,000,000                    E. I. du Pont de Nemours & Co. ............ 5.08%              4/03/00            4,994,814
   2,030,000                    Florida Power Corp. -- Series MTN.......... 6.33%              7/01/00            2,033,543
   1,000,000                    General Motors Acceptance Corp. ........... 7.00%              3/01/00            1,000,000
   5,000,000                    General Motors Acceptance Corp. --
                                 Series MTN................................ 6.63%              4/17/00            5,005,754
   3,000,000                    J.P. Morgan & Co., Inc. ................... 5.99%              4/06/00            3,000,162
   4,500,000                    Pacific Gas & Electric Corp. --
                                 Series MTNC............................... 6.14%              3/20/00            4,500,525
   6,700,000                    Salomon, Inc. ............................. 6.50%              3/01/00            6,700,000
                                                                                                               ------------
                                Total Corporate Debt
                                (Amortized Cost -- $37,239,966)............                                      37,239,966
                                                                                                               ------------
TIME DEPOSITS -- 0.8%

  $1,643,249                    Chase Manhattan Corp. ..................... 5.75%              3/01/00            1,643,249
                                                                                                               ------------
                                Total Time Deposits
                                (Amortized Cost -- $1,643,249).............                                       1,643,249
                                                                                                               ------------
Total Investments (Amortized Cost -- $201,475,674).........................                       99.5%         201,475,674
Other Assets in Excess of Liabilities......................................                        0.5%             947,432
                                                                                                 -----         ------------
Net Assets.................................................................                      100.0%        $202,423,106
                                                                                                 =====         ============

-----------
Sec. 4(2) -- Securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

                      See Notes to Financial Statements.

Flag Investors US Money Market Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                            February 29, 2000
(Unaudited)

--------------------------------------------------------------------------------
Assets:
 Investments, at value..............................       $201,475,674
 Cash...............................................              1,877
 Interest receivable................................            996,770
 Deferred organization costs........................             46,115
                                                           ------------
 Total assets.......................................        202,520,436
                                                           ============
Liabilities:
 Investment management fees payable.................             25,672
 Custody and portfolio accounting fees payable......             13,645
 Administration fees payable........................              3,283
 Organization costs payable.........................             46,851
 Other accrued expenses.............................              7,879
                                                           ------------
 Total liabilities..................................             97,330
                                                           ------------
 Net assets.........................................       $202,423,106
                                                           ============
Net Assets:
 Applicable to Investors' Beneficial Interests......       $202,423,106
                                                           ============
 Cost of investments................................       $201,475,674
                                                           ============

                      See Notes to Financial Statements.

Flag Investors US Money Market Portfolio (US Dollar)
-------------------------------------------------------------------------------

Statements of Operations
(Unaudited)

                                                              For the Six
                                                              Months Ended
                                                              February 29,
-------------------------------------------------------------------------------
                                                                  2000
Investment Income:
 Interest income............................................   $6,209,053
                                                               ----------
  Total income..............................................    6,209,053
Expenses:
 Investment management fees.................................      165,298
 Custody and portfolio accounting fees......................       47,737
 Operations agent fees......................................       30,855
 Administration fees........................................       26,672
 Professional fees..........................................       13,086
 Amortization of organization costs.........................        4,619
 Trustees' fees and expenses................................        2,486
 Other expenses.............................................        8,213
                                                               ----------
  Total expenses............................................      298,966
                                                               ----------
  Net investment income.....................................    5,910,087
                                                               ----------
Realized and Unrealized Gain on Investments
 Net realized gain on Investments...........................        1,890
                                                               ----------
Net Realized and Unrealized Gain on Investments.............        1,890
                                                               ----------
Net Increase in Net Assets Resulting from Operations........   $5,911,977
                                                               ==========


                      See Notes to Financial Statements.

Flag Investors US Money Market Portfolio (US Dollar)
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                     For the Six          For the
                                                     Months Ended        Year Ended
                                                     February 29,        August 31
------------------------------------------------------------------------------------------
                                                        2000                1999
                                                     (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment income..........................   $     5,910,087    $    12,213,366
 Net realized gain (loss) on investments........             1,890               (216)
                                                   ---------------    ---------------
 Net increase in net assets resulting
  from operations...............................         5,911,977         12,213,150
                                                   ---------------    ---------------
Capital Transactions
 Proceeds from contributions....................     1,298,645,774      2,944,206,376
 Withdrawals....................................    (1,317,459,210)    (3,036,637,815)
                                                   ---------------    ---------------
 Net decrease in net assets from
  capital transactions..........................       (18,813,436)       (92,431,439)
                                                   ---------------    ---------------
 Total decrease in net assets...................       (12,901,459)       (80,218,289)
Net Assets:
 Beginning of period............................       215,324,565        295,542,854
                                                   ---------------    ---------------
 End of period..................................   $   202,423,106    $   215,324,565
                                                   ===============    ===============

                      See Notes to Financial Statements.

Flag Investors US Money Market Portfolio (US Dollar)
--------------------------------------------------------------------------------

Financial Highlights

                                                   For the Six            For the       For the Period
                                                   Months Ended          Year Ended        Ended/1/
                                                   February 29,          August 31,       August 31,
---------------------------------------------------------------------------------------------------------
                                                       2000                1999              1998
                                                   (Unaudited)
Ratios/Supplemental Data:
 Net assets, end of period (000's)........         $202,423              $215,325         $295,543
 Ratio of expenses to average net
  assets before interest expense..........             0.27%/2/              0.24%            0.25%/2/
 Ratio of interest expense to average
  net assets..............................             0.00%/2,3/            0.00%/3/           --
 Ratio of expenses to average net
  assets after interest expense...........             0.27%/2/              0.24%            0.25%/2/
 Ratio of net investment income to
  average net assets......................             5.36%/2/              4.89%            5.34%/2/

------------
/1/ Commencement of operations: 3/25/98.
/2/ Annualized
/3/ Amount rounds to less than 0.01%.


                      See Notes to Financial Statements.

Flag Investors US Money Market Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Portfolios Trust ("Portfolio Trust") (re-named from Deutsche Portfolios on January 18, 2000) was organized on June 20, 1997, as a business trust under the laws of the State of New York. The Portfolios Trusts is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the US Money Market Portfolio (US Dollar).

  The investment manager (the "Manager") of the Portfolio is Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is as high a level of current income as is consistent with the preservation of capital and the maintainence of liquidity. The Portfolios commenced operations on March 25, 1998.

  The Portfolio operates under a "Hub and Spoke(R)" structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio ("Hub and Spoke(R)" is a registered service mark of Signature Financial Group, Inc.). From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

  The beneficial interest holders of the Portfolio at February 29, 2000 were as follows:

  Flag Investors US Money Market....   7.6%
  Deutsche US Money Market..........  92.4%
                                     -----
                                     100.0%
                                     =====

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Flag Investors US Money Market Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 1 -- continued

  Investment Valuation

     Money Market instruments are valued at amortized cost, which the Trustees have determined in good faith to be fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the amount due at maturity and cost.

  Investment Transactions

     Investment transactions are recorded on trade date. Interest income, including the accretion of discounts and amortization of premiums is recorded daily on an accrual basis.

  Federal Income Taxes

     The Portfolio is treated as a partnership under the U.S. Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any U.S. federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.

  Expenses

     Expenses are recorded on an accrual basis. Expenses of the Portfolios Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios based on relative net asset value.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Portfolios Trust were paid initially by DFM and are being reimbursed by the Portfolio. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolio.

Flag Investors US Money Market Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  The Portfolios Trust has entered into an Investment Management Agreement (the "Management Agreement") with DFM. DFM retains overall responsibility for supervision of the investment management program for the Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to Deutsche Bank Securities Investment Management ("DBSIM") as investment adviser (the "Adviser") to the Portfolio. As compensation for the services rendered by DFM under the Management Agreement with the Portfolio, DFM receives a fee from the Portfolio at an annualized rate of 0.15% of the average daily net assets, which is computed daily and paid monthly.

  For the six months ended February 29, 2000 DFM's management fee was $165,298 for services provided on behalf of the Portfolio.

  The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DBSIM receives a fee, paid by DFM which is based on the average daily net assets of the Portfolio.

  For the period covered by these financial statements, the Portfolios Trust had retained Federated Services Company ("Federated") as operations agent to the Portfolio. As operations agent of the Portfolio, Federated received a fee from the Portfolio, which was computed daily and paid monthly, at an annual rate of 0.015% of the average daily net assets of the Portfolio. If after the first year of operations, the average net assets of the Portfolio had not reached $325 million, the operations agent's fee would increase to an annual rate of 0.035% of the average daily net assets of the Portfolio. At a meeting held on January 31, 2000, the Board of Trustees of the Portfolios Trust adopted a resolution to approve an administration agreement between Investment Company Capital Corp. and the Portfolios Trust, replacing Federated Services Company, effective April 7, 2000.

  The Portfolios Trust has entered into an agreement with IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)"). Pursuant to that agreement, IBT (Cayman) provides sub-administrative services to the Portfolio. Investors Bank and Trust Company (Boston) acts as the custodian of the Portfolio's assets.

  For the six months ended February 29, 2000, affiliates of Deutsche Bank AG received $0 in brokerage commissions from Flag Investors US Money Market Portfolio as a result of executing agency transactions in portfolio securities.

  Certain Trustees and officers of the Portfolio are affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

Flag Investors US Money Market Portfolio (US Dollar)
-------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors US Money Markety Portfolio (US Dollar) shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.         To elect the Flag Investors Portfolios Trust Board of Trustees

                                              Shares            Shares Voted
                                             Voted For             Withheld
                                            -----------         ------------
           Mr. Richard R. Burt              207,162,152           11,686,565
           Mr. Richard T. Hale              207,162,152           11,686,565
           Mr. Joseph R. Hardiman           207,162,152           11,686,565
           Mr. Louis E. Levy                207,162,152           11,686,565
           Mr. Eugene J. McDonald           207,162,152           11,686,565
           Ms. Rebecca W. Rimel             214,537,344            4,311,373
           Mr. Truman T. Semans             207,162,152           11,686,565
           Mr. Robert H. Wadsworth          207,162,152           11,686,565

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                    For                Against              Abstain
                    ---                -------              -------
                205,914,810           12,277,334            656,573

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc.

                    For                Against              Abstain
                    ---                -------              -------
                181,740,326           36,447,759            660,632

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                    For                Against              Abstain
                    ---                -------              -------
                181,740,326           36,447,759            660,632

4.A.(i). To approve a new investment sub-advisory agreement between Bankers Trust Company and Deutsche Fund Management, Inc.

                    For                Against              Abstain
                    ---                -------              -------
                181,592,575           23,539,728          13,716,414

4.A.(ii).  To approve a new investment sub-advisory agreement between Bankers
           Trust Company and Investment Company Capital Corp.

                    For                Against              Abstain
                    ---                -------              -------
                181,592,575           23,391,977          13,864,165

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

-------------------------------------------------------------------------------

  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

-------------------------------------------------------------------------------

                             [FLAG INVESTORS LOGO]

                                    Balanced

                               Value Builder Fund

                                     Growth

                              Equity Partners Fund
                              Emerging Growth Fund

                                   Specialty

                              Communications Fund
                          Real Estate Securities Fund

                                 International

                           International Equity Fund
                             European Mid-Cap Fund
                              Japanese Equity Fund

                                Top 50 Strategy

                                  Top 50 World
                                 Top 50 Europe
                                  Top 50 Asia
                                   Top 50 US

                                  Fixed Income

                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                Tax-Free Income

                         Managed Municipal Fund Shares

                                  Money Market

                           Cash Reserve Prime Shares


                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com

                             ICC Distributors, Inc.


                                                                    USMMSA(4/00)

                             [FLAG INVESTORS LOGO]

                                 Top 50 Europe

                               Semi-Annual Report

                               February 29, 2000

Report Highlights
--------------------------------------------------------------------------------

 . The Fund's Class A shares produced a total return of 31.19% for the six months ended February 29, 2000, outperforming the MSCI Europe Index return of 13.98% for the same time period.

 . While volatility remained high in the European equity markets due largely to fears of rising inflation and interest rates in the U.S., many companies benefited from rising merger and acquisition activity and better than expected earnings. Overall, growth-oriented telecommunications and technology companies produced the strongest performance.

 . The Fund's strong outperformance was primarily due to its overweighting in the technology and telecommunications sectors and to strong stock selection across the market sectors, as we seek only the most competitive, high quality companies and maintain a focused portfolio of 50 stocks.

 . We expect European markets to continue to perform well based on robust growth of the technology industry, improving global economic growth, the continuing ripple effect of Economic Monetary Union, strong ongoing merger and acquisition activity, and favorable earnings growth prospects for many European companies across the sector spectrum.

Fund Performance
--------------------------------------------------------------------------------

Flag Investors Top 50 Europe -- Class A

                                                      Cumulative Total Returns           Average Annual Total Returns
                                               ---------------------------------------   ----------------------------
                                                                               Since                        Since
                                               Past 6           Past 1       inception       Past 1       inception
Periods ended February 29, 2000                months            year         10/2/97         year         10/2/97
---------------------------------------------------------------------------------------------------------------------
Top 50 Europe - Class A Shares/1/               31.19%          34.82%         40.64%        27.40%         12.52%
---------------------------------------------------------------------------------------------------------------------
MSCI Europe Index/2/                           213.98%          17.29%         54.24%        17.29%         20.46%
---------------------------------------------------------------------------------------------------------------------
Lipper European Regions Fund Average/3/         32.87%          35.32%         63.24%        35.32%         22.61%
---------------------------------------------------------------------------------------------------------------------

/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MSCI Europe Index is a broad-based market index of European equity securities. This index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.


Flag Investors Top 50 Europe -- Class B

                                                      Cumulative Total Returns           Average Annual Total Returns
                                               ---------------------------------------   ----------------------------
                                                                               Since                        Since
                                               Past 6           Past 1       inception       Past 1       inception
Periods ended February 29, 2000                months            year         3/30/98         year         3/30/98
---------------------------------------------------------------------------------------------------------------------
Top 50 Europe - Class B Shares/1/               30.70%          33.85%         24.32%        27.16%          9.65%
---------------------------------------------------------------------------------------------------------------------
MSCI Europe Index/2/                            13.98%          17.29%         21.67%        17.29%         10.81%
---------------------------------------------------------------------------------------------------------------------
Lipper European Regions Fund Average/3/         32.87%          35.32%         34.74%        35.32%         16.01%
---------------------------------------------------------------------------------------------------------------------

/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MSCI Europe Index is a broad-based market index of European equity securities. This index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Fund Performance
--------------------------------------------------------------------------------

Flag Investors Top 50 Europe -- Class C

                                                      Cumulative Total Returns           Average Annual Total Returns
                                               ---------------------------------------   ----------------------------
                                                                               Since                        Since
                                               Past 6           Past 1       inception       Past 1       inception
Periods ended February 29, 2000                months            year          9/2/98         year          9/2/98
---------------------------------------------------------------------------------------------------------------------
Top 50 Europe - Class C Shares/1/               30.73%          33.83%         35.44%        32.50%         22.53%
---------------------------------------------------------------------------------------------------------------------
MSCI Europe Index/2/                            13.98%          17.29%         29.65%        17.29%         18.97%
---------------------------------------------------------------------------------------------------------------------
Lipper European Regions Fund Average/3/         32.87%          35.32%         44.55%        35.32%         27.28%
---------------------------------------------------------------------------------------------------------------------

/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 1.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MSCI Europe Index is a broad-based market index of European equity securities. This index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present you with this newly-designed semi-annual report for Flag Investors Top 50 Europe (the "Fund") (formerly Deutsche Top 50 Europe), providing a more detailed review of the markets, the portfolio in which the Fund invests (the "Portfolio"), and our outlook--all in an easier-to-read format. We continue to include a complete financial summary of the Fund's operations and listing of the portfolio's holdings.

Fund Performance

  For the first half of the fiscal year, the Fund significantly outperformed its benchmark. The Fund's Class A shares produced a return of 31.19% for the six months ended February 29, 2000, as compared to 13.98% for the MSCI Europe Index. The Fund's Class B and C shares produced semi-annual returns of 30.70% and 30.73%, respectively.

  This strong outperformance was primarily due to the Fund's overweighting in the technology and telecommunications sectors and to strong stock selection across the market sectors. We continued to seek Europe's market-leading, blue chip companies that dominate their respective industries within Europe, that are participating in opportunities resulting from Economic Monetary Union (EMU), and that are committed to creating shareholder value in this new EMU frontier.
Based on careful monitoring of the ever-shifting group of top 50 European companies, portfolio activity during the semi-annual period was somewhat higher than usual.

  For example, we sold Germany's Gehe and France's Groupe Danone due to their limited upside potential and also Norway's Getinge as it has not been able to reach their targets. We bought media company Kinowelt Medien, which is the largest independent owner of movie rights in Germany, distributing via cinemas, television, and video stores. Other new entrants to the portfolio were the telecommunications company Sonera, which is the market leader in mobile phones in Finland, and British Telecom, the number two mobile-operator in the United Kingdom. We believe each of these companies has strong upside potential and managements with clear-cut strategies for growth.

  We also purchased German cyclical company Thyssen Krupp during the semi-annual period. We believe the separate listing of its steel activities, its concentration on core areas with growth and earnings potential, and its sell-off of non-core business units should facilitate attractive share price performance for this company.

--------------------------------------------------------------------------------

  Other significant changes in the Fund took place in the financial services sector. INA, the number two company in the Italian life insurance industry, performed well due to solid earnings and a takeover bid by Generali. In fact, in December 1999, we sold INA, taking profits after its acquisition. SAP and Altana were also in demand after broker upgrades, and SAP in particular appreciated after the announcement of a joint venture with Hewlett Packard in internet strategies. We added Dresdner Bank and Allianz, as the planned tax exemption for gains achieved through selling of participations, further restructures, and their moderate valuations compared to others in the sector should lead to upside potential for these new portfolio holdings.

  One of the Fund's strongest performers was Finland's Nokia, which improved its already globally-leading market share within the mobile phone sector and reported stronger than expected earnings results. Other strong performers for the Fund included Ericsson, Equant, AXA, Mannesmann, Cap Gemini, Qiagen, Vivendi, and Telefonica. Weaker performers in the portfolio were SGL Carbon, Unilever, Reuters, Aegon, British Telecom, Rentokil, and BASF. SGL Carbon and Reuters, however, made strong comebacks toward the end of the semi-annual period, both among the Fund's five top performers for the month of February, and the long-term outlook for revenue and earnings growth among the others remains intact.

Investment Environment

  As a whole, Europe rose 13.98% in U.S. dollar terms during the semi-annual period. The markets were affected by slowly improving domestic growth rates, increased competition resulting from the January 1, 1999 introduction of the common Euro currency, and concerns about interest rate hikes both from the U.S. Federal Reserve Board and the European Central Bank. Even so, the European markets rallied back from a virtually flat previous six months to double-digits returns that outperformed the U.S. equity indices for the first half of this fiscal year.

  UK companies were weak after an unexpected interest rate hike coupled with a strong currency and several disappointing earnings reports. After the Bank of England raised rates by 0.25% in September, the markets looked toward a possible interest rate rise by the European Central Bank during the fourth calendar quarter. Additionally, when the U.S. Federal Reserve Board raised rates on November 16 and February 2, investors were concerned that such increases would contribute to a slowdown in European economic growth amidst an already soft

--------------------------------------------------------------------------------

environment. Global inflation concerns caused further uneasiness and market volatility, as each new piece of economic data changed inflation sentiment.

  On the other hand, many European companies continued to announce better than expected earnings. For instance, Finland was a top performing market through much of the semi-annual period, rising on better than expected earnings from Nokia, the global telecommunications company whose shares account for more than 70% of the Finnish market. Ericsson of Sweden, the worldwide leader in cellular infrastructure, fueled strong Scandinavian returns in December.

  European markets also responded positively to rising merger activity, as companies sought economies of scale in an enlarged "domestic" market. Ongoing merger and acquisition activity also helped to shore up European markets by limiting redundancy and raising long-term profit expectations within many industries, perhaps most especially the telecommunications industry. For example, during the fourth calendar quarter, merger and acquisition speculation in the telecommunications sector pushed prices higher across Europe. Vodafone's takeover bid for Mannesmann (both included in the Top 50 Europe portfolio) particularly fueled investors' interest in telecommunications stocks. Besides INA's takeover mentioned earlier, other activity during the semi-annual period included Total-Fina's acquisition of Elf Aquitaine (also both included in the Top 50 Europe portfolio). Amongst other portfolio holdings, takeover rumors led to Equant's and Telefonica's strong performance; Securitas performed well after announcing an acquisition in Spain; and Cap Gemini performed well after merger talks with Ernst & Young in the U.S.

  Overall, growth-oriented telecommunication and technology companies produced the strongest performance. Investors focused especially during the semi-annual period on strong Christmas sales and anticipated increased order income in the year 2000. Biotechnology and media stocks also did well as a whole.

Looking Ahead

  Going forward, several factors lead us to a generally optimistic outlook for the European markets. The recent strong growth of the technology industry continues to impact equity investments worldwide. Furthermore, economic growth continues to improve globally, a positive indicator, in our view, that corporate profits will do likewise.

  The impact of EMU will continue to ripple through the various nations of Europe's economies. Mergers and acquisitions are likely to continue and per-

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

haps even accelerate across most sectors, providing upward price momentum. Earnings growth prospects are favorable for many European companies across the sector spectrum. In our opinion, the Euro may recover some of the ground lost against the dollar during the first tumultuous year or so since its introduction. Appreciation of the Euro is particularly likely during the months ahead if European investors take home some of the profits made in 1999 in the U.S. equity market and if the U.S. economy begins to lose some of its luster.

  Given this outlook, we believe the Fund's focused investment strategy positions the portfolio well to continue to meet its objective of seeking a high level of capital appreciation, and as a secondary objective, reasonable dividend income. We appreciate your support of the Fund, and we look forward to continuing to serve your investment needs for many years ahead.

Sincerely,



/s/ Klaus Martini
-----------------
Klaus Martini
Co-Portfolio Manager
February 29, 2000

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                            February 29, 2000
(Unaudited)

--------------------------------------------------------------------------------

Assets:
 Investment in Flag Investors Top 50 Europe Portfolio, at value...  $15,067,142
 Receivable from Manager for expense reimbursement................       22,684
 Receivable for capital shares sold...............................       10,323
 Receivable from Flag Investors Top 50 Europe Portfolio
  for withdrawals.................................................        2,241
 Foreign tax reclaim receivable...................................       23,209
 Deferred organization costs......................................        6,509
                                                                    -----------
   Total assets...................................................   15,132,108
                                                                    -----------
Liabilities:
 Payable for capital shares redeemed..............................       12,564
 Transfer Agent fees payable......................................        7,445
 Distribution fees payable........................................       11,455
 Custody and portfolio accounting fees payable....................        1,839
 Administration fees payable......................................        5,992
 Other accrued expenses...........................................       26,800
                                                                    -----------
   Total liabilities..............................................       66,095
                                                                    -----------
   Net assets.....................................................  $15,066,013
                                                                    ===========
Net Assets Consist of:
 Capital stock, $0.001 par value(a)...............................  $       919
 Paid-in capital..................................................   11,473,419
 Accumulated net investment loss..................................      (85,124)
 Undistributed net realized gain on investments,
  futures contracts and foreign currency transactions.............    1,015,124
 Net unrealized appreciation of investments, futures
  contracts and foreign currency transactions.....................    2,661,675
                                                                    -----------
   Net assets.....................................................  $15,066,013
                                                                    ===========

Computation of Net Asset Value, Redemption Price and Offering Price Per Share:
 Net assets -- Class A............................................  $ 5,869,125
                                                                    ===========
 Shares outstanding -- Class A....................................      333,898
                                                                    ===========
 Net asset value and redemption price per share -- Class A........       $17.58
                                                                         ======
 Offering price per share -- Class A..............................       $18.60
                                                                         ======

 Net assets -- Class B............................................  $ 7,961,881
                                                                    ===========
 Shares outstanding -- Class B....................................      512,440
                                                                    ===========
 Net asset value and offering price per share -- Class B..........       $15.54
                                                                         ======
 Minimum redemption price per share -- Class B....................       $14.76
                                                                         ======

 Net assets -- Class C............................................  $ 1,235,007
                                                                    ===========
 Shares outstanding -- Class C....................................       72,966
                                                                    ===========
 Net asset value and offering price per share -- Class C..........       $16.93
                                                                         ======
 Minimum redemption price per share -- Class C....................       $16.76
                                                                         ======

----------
(a) 250,000,000 shares authorized.

                       See Notes to Financial Statements

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Statement of Operations
(Unaudited)

                                                                 For the Six
                                                                 Months Ended
                                                                 February 29,
--------------------------------------------------------------------------------
                                                                     2000
Investment Income:
Investment Income and Expenses allocated from Flag Investors Top 50 Europe Portfolio:

 Dividend income..............................................  $   47,805
 Less: Foreign withholding taxes..............................     (10,864)
                                                                ----------
   Net dividend income........................................      36,941
 Interest income..............................................      20,590
 Expenses.....................................................    (104,283)
                                                                ----------
   Net investment loss allocated from the Flag Investors
    Top 50 Europe Portfolio...................................     (46,752)
                                                                ----------
Expenses:
 Transfer Agent fees..........................................      38,786
 Administration fees..........................................      37,295
 Portfolio accounting fees....................................      11,339
 Registration fees............................................      10,429
 Professional fees............................................      10,421
 Reports to Shareholders......................................       7,458
 Trustees' fees and expenses..................................       2,239
 Amortization of organization costs...........................       1,256
 Distribution fees -- Class B.................................      25,291
 Distribution fees -- Class C.................................       3,973
 Service fees -- Class A......................................       5,895
 Service fees -- Class B......................................       8,431
 Service fees -- Class C......................................       1,324
 Other expenses...............................................       3,646
                                                                ----------
   Total expenses.............................................     167,783
 Less: Expense reimbursement of Fund expenses.................    (142,639)
                                                                ----------
   Net expenses...............................................      25,144
                                                                ----------
    Net investment loss.......................................     (71,896)
                                                                ----------
Net Realized and Unrealized Gain (Loss) on Investments, Futures
 Contracts and Foreign Currency allocated from Flag Investors
  Top 50 Europe Portfolio:
 Net realized gain (loss) on:
  Investments.................................................   1,277,360
  Futures contracts...........................................     194,743
  Foreign currency transactions...............................     (20,039)
 Net change in unrealized appreciation/(depreciation) on:
  Investments.................................................   2,283,033
  Foreign currency translations...............................        (673)
                                                                ----------
Net Realized and Unrealized Gain on Investments, Futures
 Contracts and Foreign Currency allocated from Flag Investors
 Top 50 Europe Portfolio......................................   3,734,424
                                                                ----------
Net Increase in Net Assets Resulting From Operations..........  $3,662,528
                                                                ==========

                       See Notes to Financial Statements

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                            For the Six            For the
                                                            Months Ended         Year Ended
                                                            February 29,          August 31
---------------------------------------------------------------------------------------------
                                                               2000                  1999
                                                            (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment loss.................................... $    (71,896)         $    (13,040)
 Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions
  allocated from Flag Investors
  Top 50 Europe Portfolio...............................    1,452,064              (569,828)

 Net change in unrealized appreciation
  on investments, futures contracts and foreign
  currency translations allocated from
  Flag Investors Top 50 Europe Portfolio................    2,282,360               946,392
                                                         ------------          ------------
 Net increase in net assets resulting from operations...    3,662,528               363,524
                                                         ------------          ------------
Capital Share Transactions:
 Net proceeds from shares sold..........................   19,884,779            20,516,777
 Net cost of shares redeemed............................  (19,639,898)          (14,050,235)
                                                         ------------          ------------
 Net increase in net assets resulting from capital
  share transactions....................................      244,881             6,466,542
                                                         ------------          ------------
    Total increase in net assets........................    3,907,409             6,830,066
Net Assets:
 Beginning of period....................................   11,158,604             4,328,538
                                                         ------------          ------------
 End of period.......................................... $ 15,066,013          $ 11,158,604
                                                         ============          ============
Includes undistributed (accumulated) net investment
 loss of:...............................................  $   (85,124)         $    (13,228)
                                                          -----------          ------------

                       See Notes to Financial Statements

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                                          For the Six      For the     For the Period
                                                          Months Ended   Year Ended        Ended/1/
                                                          February 29,    August 31,      August 31,
-----------------------------------------------------------------------------------------------------
                                                             2000           1999             1998
                                                         (Unaudited)
Net asset value at beginning of period.................    $13.40             $13.03         $12.50
                                                           ------             ------         ------
Investment operations:
 Net investment income (loss)..........................     (0.06)              0.04           0.02
 Net realized and unrealized gain on
  investments, futures contracts and
  foreign currency allocated from
  Flag Investors Top 50 Europe Portfolio...............      4.24               0.33           0.51
                                                           ------             ------         ------
 Increase from investment operations...................      4.18               0.37           0.53
                                                           ------             ------         ------
Net asset value at end of period.......................    $17.58             $13.40         $13.03
                                                           ======             ======         ======
Total Return (based on net asset value)/2/.............     31.19%/4/           2.84%          4.24%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's).....................    $5,869             $3,796         $1,208
 Ratios to average net assets:
  Expenses/3/..........................................      1.60%/5/           1.60%          1.60%/5/
  Net investment income (loss)/3/......................     (0.72)%/5/          0.44%          0.50%/5/
 Portfolio Turnover of Flag Investors
  Top 50 Europe Portfolio..............................        32%/4/             61%            27%/4/

----------
/1/ Commencement of operations: 10/2/97.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 Europe
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                 3.86%/5/     4.73%      16.53%/5/
     Net investment income to average net assets   (2.98)%/5/   (2.69)%    (14.43)%/5/

/4/ Not annualized
/5/ Annualized

                       See Notes to Financial Statements

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                          For the Six      For the     For the Period
                                                          Months Ended   Year Ended        Ended/1/
                                                          February 29,    August 31,      August 31,
-----------------------------------------------------------------------------------------------------
                                                             2000           1999             1998
                                                         (Unaudited)
Net asset value at beginning of period..................   $11.89             $11.65         $12.50
                                                           ------             ------         ------
Investment operations:
 Net investment loss....................................    (0.10)             (0.04)         (0.01)
 Net realized and unrealized gain (loss)
  on investments, futures contracts
  and foreign currency allocated
  from Flag Investors Top 50
  Europe Portfolio......................................     3.75               0.28          (0.84)
                                                           ------             ------         ------
 Increase (decrease) from investment
  operations............................................     3.65               0.24          (0.85)
                                                           ------             ------         ------
Net asset value at end of period........................   $15.54             $11.89         $11.65
                                                           ======             ======         ======
Total Return (based on net asset value)/2/..............    30.70%/4/           2.06%         (6.80)%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)......................   $7,962             $6,395         $3,120
 Ratios to average net assets:
   Expenses/3/..........................................     2.35%/5/           2.35%          2.35%/5/
   Net investment loss/3/...............................    (1.41)%/5/         (0.46)%        (0.46)%/5/
 Portfolio Turnover of Flag Investors
  Top 50 Europe Portfolio...............................       32%/4/             61%            27%/4/

------------
/1/ Commencement of operations: 3/30/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 Europe
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                  4.63%/5/        5.39%       17.28%/5/
     Net investment income to average net assets    (3.69)%/5/      (3.50)%     (15.39)%/5/

/4/ Not annualized
/5/ Annualized


                       See Notes to Financial Statements

Flag Investors Top 50 Europe
-------------------------------------------------------------------------------

Financial Highlights -- Class C Shares
(For a share outstanding throughout each period)

                                                    For the Six  For the Period
                                                    Months Ended    Ended/1/
                                                    February 29,   August 31,
-------------------------------------------------------------------------------
                                                        2000          1999
                                                    (Unaudited)

Net asset value at beginning of period...............  $12.95        $12.50
                                                       ------        ------
Investment operations:
 Net investment loss.................................   (0.10)        (0.03)
 Net realized and unrealized gain on investments,
  futures contracts and foreign currency allocated
  from Flag Investors Top 50 Europe Portfolio........    4.08          0.48
                                                       ------        ------
 Increase from investment operations.................    3.98          0.45
                                                       ------        ------
Net asset value at end of period.....................  $16.93        $12.95
                                                       ======        ======
Total Return (based on net asset value)/2,4/.........   30.73%         3.60%
Ratios and Supplemental Data:
 Net assets, end of period (000's)...................  $1,235        $  967
 Ratios to average net assets:
  Expenses/3,5/......................................    2.35%         2.35%
  Net investment loss/3,5/...........................   (1.41)%       (0.31)%
 Portfolio Turnover of Flag Investors
  Top 50 Europe Portfolio............................      32%/4/        61%

------------
/1/ Commencement of operations: 9/2/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 Europe
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:
      Expenses to average net assets                  4.61%     5.97%
      Net investment income to average net assets    (3.67)%   (3.93)%
/4/ Not annualized
/5/ Annualized

                       See Notes to Financial Statements

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Funds, Inc. (the "Company") (re-named from Deutsche Funds, Inc. effective January 18, 2000) was incorporated in Maryland on May 22, 1997. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Funds"). The accompanying financial statements and notes relate to Flag Investors Top 50 Europe (the "Fund").

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Flag Investors Top 50 Europe Portfolio (US Dollar) (formerly, the Deutsche Top 50 Europe Portfolio, the "Portfolio"), which has substantially the same investment objective as the Fund. The Portfolio is a series of the Flag Investors Portfolios Trust (formerly, the Deutsche Portfolios the "Portfolios Trust"), a New York business trust, registered under the 1940 Act as an open-end investment management company comprised of seven portfolios. The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with this report.

  The Fund offers three classes of shares to investors, Class A, Class B and Class C shares. Each class of shares is subject to a Distribution fee and Class B Shares and Class C Shares are also subject to a Service fee. Each Class will bear its respective portion of the expenses under the Service and Distribution fee. The Funds commenced operations during October 1997.

  The Company prepares its financial statements in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

  Valuation

     The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio. As of February 29, 2000, the Fund had a beneficial interest of 35.4% in the net assets of the Portfolio. At February 29, 2000, the remaining interest in the Portfolio was held by a similar fund of Deutsche Global Funds Ltd., an offshore company and an affiliate of the Company.

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Income, Expenses and Realized and Unrealized Gains and Losses

     The Fund records its proportionate share of the investment income, including accretion of discount and amortization of premium, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis based upon the amount of its investment in the Portfolio. The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than Class specific expenses), and realized and unrealized gains and losses allocated from the Portfolio are further allocated to each Class of shares based on their relative net asset value.

  Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Accordingly, the Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its net taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains, the Fund would not be subject to U.S. federal excise tax. Accordingly, no provision for U.S. federal income and excise tax is required.

  Distributions to Shareholders

     Dividends from net investment income of the Fund are declared and paid at least annually. Capital gains of the Fund, if any, are distributed at least annually. However, to the extent that the net realized gains of the Fund can be reduced by any capital loss carryforwards of the Fund, such gains will not be distributed. Dividends and capital gains distributions are distributed in U.S. dollars. The Fund records all dividends and distributions to shareholders on ex-dividend date.

     Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

NOTE 1 -- concluded

  accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ("DFM") and are being reimbursed by the Fund. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Fund. The amount paid by the Fund on any redemption by ICC Distributors, Inc. (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization costs of the Fund.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  For the period covered by these financial statements, the Company has retained the services of Federated Services Company ("Federated") as administrator. Under the Administration Agreement, Federated assisted in the operations of the Fund, subject to the direction and control of the Board of Directors of the Company. For its services, Federated received a fee from each Fund, which was computed daily and paid monthly, at an annual rate of 0.065% of the average daily net assets of the Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year. Federated, in its capacity as operations agent for the Portfolio Trust and Administrator of the Fund, received a minimum fee of $37,500 for the first six months of the Fund's fiscal year ending August 31, 2000. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve an administration agreement between Investment Company Capital Corp. ("ICCC") and the Company, replacing Federated Services Company, effective April 7, 2000.

  The Company has entered into a distribution agreement with ICC Distributors, Inc. ("ICC Distributors"). ICC Distributors serves as principal distributor for shares of the Fund. Class A Shares, Class B Shares and Class C Shares of the Fund pays a distribution fee to the Distributor in an amount computed at an annual rate of 0.25%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund represented by Class A Shares, Class B Shares and Class C Shares,

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 2 -- concluded

respectively, to finance any activity that is principally intended to result in the sale of each such Class of shares. Each Fund will pay to ICC Distributor, for the provision of certain services to the holders of Class B Shares and Class C Shares, a Service fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of shares. Prior to December 20, 1999 Edgewood Services Inc. ("Edgewood") served as distributor for the Fund.

  For the period covered by these financial statements, Federated Shareholder Services Company served as the transfer agent and dividend disbursing agent for the Fund. IBT Fund Services (Canada) Inc. provides fund accounting services to the Fund. IBT(Boston) acts as the sub-administrator for the Fund and as the custodian of the Fund's assets. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve a transfer agent agreement between ICCCapital, Inc., an affiliate of Deutsche Bank AG, and the Company, replacing Federated Shareholder Services Company, effective April 7, 2000.

Expense Reimbursements

  By an Expense Limitation agreement dated October 14, 1999, between the Company and DFM, DFMhas agreed to waive its fees and reimburse expenses to the Fund in order to limit the total operating expenses of the Fund (which includes expenses of the Fund and its pro-rata portion of expenses of the Portfolio), at not more than 1.60%, 2.35%, and 2.35% of the average daily net assets of Class A Shares, Class B Shares and Class C Shares, respectively, through the year ending December 31, 2000.

  For the six months ended February 29, 2000, DFM voluntarily reimbursed $142,639 to the Fund pursuant to this undertaking.

NOTE 3 -- Concentration of Ownership

  From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

NOTE 4 -- Capital Share Transactions

  The Fund is authorized to issue up to 250,000,000 shares of $0.001 par value capital stock. Transactions in capital stock were as follows for the following:

                                                      Period Ended
                                                   February 29, 2000                    Year Ended
                                                       (Unaudited)                    August 31, 1999
                                                --------------------------       -------------------------
                                                  Shares         Amount            Shares         Amount
                                                ----------    ------------       ----------   ------------
Capital Shares -- Class A:
 Shares sold..............................       1,229,981    $ 18,541,205       1,093,777    $ 14,427,570
 Shares redeemed..........................      (1,179,465)    (17,974,672)       (903,100)    (12,054,080)
                                                ----------    ------------       ---------    ------------
 Net increase.............................          50,516    $    566,533         190,677    $  2,373,490
                                                ----------    ------------       ---------    ------------
Capital Shares -- Class B:
 Shares sold..............................          86,715    $  1,206,238         379,025    $  4,442,161
 Shares redeemed..........................        (112,133)     (1,507,985)       (109,012)     (1,292,761)
                                                ----------    ------------       ---------    ------------
 Net increase (decrease)..................         (25,418)   $   (301,747)        270,013    $  3,149,400
                                                ----------    ------------       ---------    ------------
                                                                                        Period Ended
                                                                                     August 31, 1999/1/
                                                                                 -------------------------
                                                                                   Shares         Amount
                                                                                 ----------   ------------
Capital Shares -- Class C:
 Shares sold..............................           9,734    $    137,336         128,947    $  1,647,046
 Shares redeemed..........................         (11,433)       (157,241)        (54,282)       (703,394)
                                                ----------    ------------       ---------    ------------
 Net increase (decrease)..................          (1,699)   $    (19,905)         74,665    $    943,652
                                                ----------    ------------       ---------    ------------

-----------
/1/ Inception date: 9/2/98.

NOTE 5 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  See Notes to the Financial Statements of the Flag Investors Top 50 Europe Portfolio included elsewhere in this report for discussion of off-balance sheet risk and concentration of credit risk.

Flag Investors Top 50 Europe
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Top 50 Europe shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.        To elect the Flag Investors Portfolios Trust Board of Trustees

                                         Shares      Shares Voted
                                        Voted For      Withheld
                                        ---------    ------------
          Mr. Richard R. Burt            478,149         3,035
          Mr. Richard T. Hale            478,149         3,035
          Mr. Joseph R. Hardiman         478,149         3,035
          Mr. Louis E. Levy              478,149         3,035
          Mr. Eugene J. McDonald         478,149         3,035
          Ms. Rebecca W. Rimel           478,149         3,035
          Mr. Truman T. Semans           478,149         3,035
          Mr. Robert H. Wadsworth        478,149         3,035

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                       For             Against           Abstain
                       ---             -------           -------
                     480,943              0                241

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                       For             Against           Abstain
                       ---             -------           -------
                     480,297             567               320

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                       For             Against           Abstain
                       ---             -------           -------
                     480,297             567               320

4.A.(i) To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                       For             Against           Abstain
                       ---             -------           -------
                     472,969             567              7,648

4.A.(ii) To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Investment Company Capital Corp.

                       For             Against           Abstain
                       ---             -------           -------
                     472,969             567              7,648

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Portfolio of Investments                                       February 29, 2000
(Unaudited)

 Shares                          Security                         Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 87.9%

Austria -- 1.2%
   112,200             Bank Austria AG ............................ $   531,064
                                                                    -----------
Denmark -- 0.4%
     3,740             Coloplast A/S -- B .........................     150,308
                                                                    -----------
Finland -- 5.7%
     6,700             Nokia Oyj ..................................   1,335,654
    13,900             Sonera Oyj .................................   1,072,250
                                                                    -----------
                                                                      2,407,904
                                                                    -----------
France -- 16.3%
    26,931             Aventis SA .................................   1,374,603
     5,500             AXA ........................................     691,229
     4,000             Cap Gemini SA ..............................   1,101,729
     3,600             Suez Lyonnaise des Eaux ....................     592,854
    10,150             Total Fina SA -- B .........................   1,344,057
    15,700             Vivendi ....................................   1,844,626
                                                                    -----------
                                                                      6,949,098
                                                                    -----------
Germany -- 20.9%
     1,650             Allianz AG .................................     575,548
     8,400             Altana AG ..................................     525,825
    17,000             BASF AG ....................................     775,207
    16,200             Buderus AG/1/ ..............................     249,623
     4,900             Daimler-Chrysler AG ........................     332,214
     6,600             Deutsche Pfandbrief-und Hypothekenbank AG ..     527,559
    17,000             Dresdner Bank AG ...........................     815,318
     2,036             Duerr AG ...................................      40,196
    11,500             Fresenius Medical Care AG ..................     808,480
     6,300             Kinowelt Medien AG/1/ ......................     336,730
     1,677             Rhoen-Klinikum AG ..........................      71,869
     2,274             SAP AG .....................................   1,423,484
     6,800             Schering AG ................................     817,938
     9,000             SGL Carbon AG/1/ ...........................     867,612
    11,200             Thyssen Krupp AG/1/ ........................     270,193
    10,000             Veba AG ....................................     446,855
                                                                    -----------
                                                                      8,884,651
                                                                    -----------

                      See Notes to Financial Statements.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Portfolio of Investments (Continued)                           February 29, 2000
(Unaudited)

 Shares                          Security                         Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued

Netherlands -- 9.0%
     6,400             Aegon NV ................................... $   441,308
    28,500             Elsevier ...................................     301,916
     7,200             Equant NV/1/ ...............................     814,047
    11,000             ING Groep NV ...............................     556,373
    11,200             Koninklijke Ahold NV .......................     260,162
     7,500             Qiagen NV/1/ ...............................   1,292,895
     4,000             Unilever NV ................................     182,016
                                                                    -----------
                                                                      3,848,717
                                                                    -----------
Norway -- 1.1%
    24,800             Tomra Systems ASA ..........................     470,156
                                                                    -----------
Spain -- 4.1%
    60,500             Telefonica SA/1/ ...........................   1,739,196
                                                                    -----------
Sweden -- 9.4%
    42,500             Securitas AB -- B Shares ...................   1,137,051
    30,000             Telefonaktiebolaget LM Ericsson ............   2,871,649
                                                                    -----------
                                                                      4,008,700
                                                                    -----------
Switzerland -- 4.0%
     2,300             Credit Suisse Group ........................     365,790
       360             Novartis AG ................................     458,033
        37             Roche Holding AG ...........................     398,502
     1,980             UBS AG .....................................     480,945
                                                                    -----------
                                                                      1,703,270
                                                                    -----------
United Kingdom -- 15.8%
    24,000             British Telecom Plc ........................     419,050
    48,000             Imperial Chemical Industries Plc ...........     368,658
    36,000             Lloyds TSB Group Plc .......................     331,338
   108,900             Rentokil Initial Plc .......................     355,016
    24,000             Reuters Group Plc ..........................     518,698


                      See Notes to Financial Statements.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

 Shares                          Security                         Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued

United Kingdom -- (Continued)
   138,000             Siebe Plc .................................. $   632,885
   730,001             Vodafone Group Plc .........................   4,094,086
                                                                    -----------
                                                                      6,719,731
                                                                    -----------
                       Total Common Stock (Cost -- $30,233,703) ...  37,412,795
                                                                    -----------

PREFERRED STOCK -- 5.9%

Germany -- 5.9%.
     4,500             Fresenius AG ...............................     814,740
     8,361             Rhoen-Klinikum AG ..........................     386,499
     1,600             SAP AG .....................................   1,336,713
                                                                    -----------
     Total Preferred Stock (Cost -- $1,650,686) ...................   2,537,952
                                                                    -----------

Total Investments (Cost -- $31,884,389) ......     93.8%             39,950,747
Other Assets in Excess of Liabilities ........      6.2%              2,621,428
                                                  -----             -----------
Net Assets ...................................    100.0%            $42,572,175
                                                  =====             ===========

-----------
/1/ Non-income producing security.

                      See Notes to Financial Statements.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------


                                                                 Percentage of
Industry Sector (Unaudited)                                        Net Assets
--------------------------------------------------------------------------------

Telephone Systems..............................................     17.2%
Computer Software & Processing.................................     11.0%
Communications.................................................      9.9%
Chemicals......................................................      7.9%
Health Care Providers..........................................      7.9%
Commercial Services............................................      7.8%
Banking........................................................      7.2%
Pharmaceuticals................................................      5.2%
Financial Services.............................................      4.1%
Oil & Gas......................................................      3.2%
Industrial - Diversified.......................................      3.1%
Insurance......................................................      2.4%
Electrical Equipment...........................................      1.5%
Electric Utilities.............................................      1.0%
Entertainment & Leisure........................................      0.8%
Automotive.....................................................      0.8%
Media - Broadcasting & Publishing..............................      0.7%
Food Retailers.................................................      0.6%
Building Materials.............................................      0.6%
Beverages, Food & Tobacco......................................      0.4%
Medical Supplies...............................................      0.4%
Heavy Machinery................................................      0.1%
Other assets in excess of liabilities..........................      6.2%
                                                                   -----
                                                                   100.0%
                                                                   =====

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                             February 29,2000
(Unaudited)

--------------------------------------------------------------------------------
Assets:
 Investments, at value.............................................  $39,950,747
 Cash..............................................................    2,591,253
 Dividends receivable..............................................       15,621
 Interest receivable...............................................        9,339
 Receivable for Investors' Beneficial Interest for contributions...       56,327
 Deferred organization costs.......................................       34,090
                                                                     -----------
  Total assets.....................................................   42,657,377
                                                                     -----------
Liabilities:
 Investment management fees payable................................       27,424
 Administration fees payable.......................................        4,705
 Organization costs payable........................................       35,138
 Other accrued expenses............................................       17,935
                                                                     -----------
  Total liabilities................................................       85,202
                                                                     -----------
  Net assets.......................................................  $42,572,175
                                                                     ===========
Net Assets:
 Applicable to Investors' Beneficial Interests.....................  $42,572,175
                                                                     ===========
 Cost of investments...............................................  $31,884,389
                                                                     ===========

                      See Notes to Financial Statements.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statement of Operations
(Unaudited)

                                                                For the Six
                                                                Months Ended
                                                                February 29,
--------------------------------------------------------------------------------
                                                                    2000
Investment Income:
 Dividend income.............................................   $   140,147
 Less: foreign withholding taxes.............................       (31,825)
                                                                -----------
  Net dividend income........................................       108,322
 Interest income.............................................        40,789
 Less: interest expense......................................           (86)
                                                                -----------
  Total income...............................................       149,025
                                                                -----------
Expenses:
 Investment management fees..................................       183,699
 Custody and portfolio accounting fees.......................        39,934
 Operations fees.............................................        29,835
 Administration fees.........................................        24,656
 Professional fees...........................................        13,206
 Amortization of organization costs..........................         6,574
 Trustees' fees and expenses.................................         2,486
 Other expenses..............................................         6,623
                                                                -----------
  Total expenses.............................................       307,013
                                                                -----------
  Net investment loss........................................      (157,988)
                                                                -----------
Realized and Unrealized Gain (Loss) on Investments, Futures
 Contracts and Foreign Currency:
 Net realized gain (loss) on:
  Investments................................................     3,750,754
  Futures contracts..........................................       570,942
  Foreign currency transactions..............................       (59,459)
 Net change in unrealized appreciation on:
  Investments................................................     6,239,424
  Foreign currency translations..............................            35
                                                                -----------
Net Realized and Unrealized Gain on Investments, Futures
 Contracts and Foreign Currency..............................    10,501,696
                                                                -----------
Net Increase in Net Assets Resulting from Operations.........   $10,343,708
                                                                ===========

                      See Notes to Financial Statements.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                      For the Six     For the
                                                      Months Ended   Year Ended
                                                      February 29,   August 31,
--------------------------------------------------------------------------------
                                                          2000          1999
                                                      (Unaudited)
Increase (Decrease) In Net Assets:
Operations:
 Net investment loss............................... $   (157,988)  $   (140,949)
 Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions......    4,262,237     (1,887,399)
 Net change in unrealized appreciation on
  investments and foreign currency translations....    6,239,459      2,828,599
                                                    ------------   ------------
 Net increase in net assets resulting
  from operations..................................   10,343,708        800,251
                                                    ------------   ------------
Capital Transactions:
 Proceeds from contributions.......................   27,678,449     31,411,385
 Withdrawals.......................................  (28,000,577)   (18,442,917)
                                                    ------------   ------------
 Net increase (decrease) in net assets from
  capital transactions.............................     (322,128)    12,968,468
                                                    ------------   ------------
  Total increase in net assets.....................   10,021,580     13,768,719
Net Assets:
 Beginning of period...............................   32,550,595     18,781,876
                                                    ------------   ------------
 End of period..................................... $ 42,572,175   $ 32,550,595
                                                    ============   ============

                      See Notes to Financial Statements.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Financial Highlights

                                            For the Six      For the    For the Period
                                            Months Ended    Year Ended      Ended/1/
                                            February 29,    August 31,     August 31,
----------------------------------------------------------------------------------------
                                               2000           1999           1998
                                            (Unaudited)
Ratios/Supplemental Data:
 Net assets, end of period (000's).......     $42,572       $32,551        $18,782
 Ratio of expenses to average net assets
  before interest expense................        1.67%/2/      2.09%          3.49%/2/
 Ratio of interest expense to average
  net assets.............................        0.00%/2,3/    0.00%/3/         --
 Ratio of expenses to average net assets
  after interest expense.................        1.67%/2/      2.09%          3.49%/2/
 Ratio of net investment loss to average
  net assets.............................       (0.86)%/2/    (0.52)%        (1.49)%/2/
 Portfolio turnover......................          32%/4/        61%            27%/4/

------------
/1/ Commencement of operations: 10/2/97
/2/ Annualized
/3/ Amount rounds to less than 0.01%.
/4/ Not Annualized


                      See Notes to Financial Statements.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Portfolios Trust ("Portfolio Trust") (re-named from Deutsche Portfolios on January 18, 2000) was organized on June 20, 1997, as a business trust under the laws of the State of New York. The Portfolio Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the Top 50 Europe Portfolio (US Dollar) (the "Portfolio").

  The investment manager (the "Manager") of the Portfolios is Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is high capital appreciation, and as a secondary objective, reasonable dividend income. The Portfolio commenced operations on October 14, 1997.

  The Portfolio operates under a "Hub and Spoke(R)" structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio ("Hub and Spoke(R)" is a registered service mark of Signature Financial Group, Inc.). From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

  The beneficial interest holders of the Portfolio at February 29, 2000 were as follows:

  Flag Investors Top 50 Europe .......   35.4%
  Deutsche Top 50 Europe .............   64.6%
                                        -----
                                        100.0%
                                        =====

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Valuation

     Securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on a foreign exchange considered by the Manager to be the primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Manager determines the listing exchange is not the primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market. Debt securities with a remaining maturity of less than 60 days and Money Market instruments are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the amount due at maturity and cost.

     Debt securities with a maturity of 60 days or more are valued based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. Securities for which market quotations are not readily available, are valued in good faith in accordance with fair valuation procedures adopted by the Trustees of the Portfolio Trust.

  Investment Transactions

     Investment transactions are recorded on trade date. Cost of securities sold is calculated using the identified cost method. Dividend income is recorded on ex-dividend date and interest income, including the accretion of discounts and amortization of premiums is recorded daily on an accrual basis. Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.

  Forward Foreign Currency Contracts

     The Portfolio Trust may enter into forward foreign currency contracts with various counterparties for purposes of hedging its existing portfolio of investments and settling foreign investment transactions. Forward foreign currency contracts are over-the-counter contracts for delayed delivery of securities or currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 1 -- continued

  price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio Trust records a realized gain or loss equal to the difference between the proceeds from (or payments to) the close-out of the contract and the original contract price.

  Futures Contracts

     The Portfolio may enter into futures contracts to hedge against market fluctuations or to speculate on future market conditions. A futures contract is an agreement between a buyer and a seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date) or to make or receive a cash payment based on the value of a securities index. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount equal to a certain percentage of the face value indicated in the futures contract("initial margin"). Subsequent payments ("variation margin") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or index. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the contract to buy.

  Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currency amounts are translated at the spot foreign currency exchange rate in effect at the time net assets are valued. Purchases and sales of investment securities, income and expenses are reported at the prevailing exchange rate on the respective days of such transactions. The resultant realized and unrealized gains and losses arising from exchange rate fluctuations are identified separately in the Statement of Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments.

     Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin. These include, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- concluded

  Federal Income Taxes

     The Portfolio is treated as a partnership under the U.S. Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any U.S. federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.

  Expenses

     Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios based on relative net asset value.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Portfolio Trust were paid initially by DFM and are being reimbursed by the Portfolios. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolios.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  The Portfolio Trust has entered into an Investment Management Agreement (the "Management Agreement") with DFM. DFM retains overall responsibility for supervision of the investment management program for each Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to DWS International Portfolio Management GmbH ("DWS") as investment adviser (the "Advisor") to the Portfolio. As compensation for the services rendered by DFM under the Management Agreement with the Portfolio, DFM receives a fee from the Portfolio at an annualized rate of 1.00% of the average daily net assets, which is computed daily and paid monthly.

  For the six months ended February 29, 2000 DFM's advisory fee was $183,699 for services provided on behalf of the Portfolio.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 2 -- concluded

  The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DWS receives a fee, paid by DFM which is based on the average daily net assets of the Portfolio.

  For the period covered by these financial statements, the Portfolios Trust retained Federated Services Company ("Federated") as operations agent to the Portfolio. As operations agent of the Portfolio, Federated received a fee from the Portfolio, which was computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of the Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 annually. At a meeting held on January 31, 2000, the Board of Trustees of the Portfolios Trust adopted a resolution to approve an administration agreement between Investment Company Capital Corp. and the Portfolio Trust, replacing Federated Services Company, effective April 7, 2000.

  The Portfolio Trust has entered into an agreement with IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)"). Pursuant to that agreement, IBT (Cayman) provides sub-administrative services to the Portfolio, for which it receives a fee from, which is computed daily and paid monthly, at an annual rate of 0.025% on the first $200 million, 0.02% on the next $800 million and 0.01% on assets in excess of $1 billion, subject to a minimum of $40,000 during the first year of the Portfolio's operations, $45,000 in the second year of operations and $50,000 in the third year. Investors Bank and Trust Company (Boston) acts as the custodian of the Portfolio's assets.

  For the six months ended February 29, 2000, affiliates of Deutsche Bank AG received $3,765 in brokerage commissions from Flag Investors Top 50 Europe Portfolio as a result of executing agency transactions in portfolio securities.

  Certain Trustees and officers of the Portfolio are affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

  During the six months ended February 29, 2000, certain portfolios of the Portfolios Trust purchased/sold securities to/from other portfolios within the Portfolios Trust and other entities of the Manager at prevailing market values and in accordance with procedures approved by the Board of Trustees of the Portfolio Trust.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 3 -- Investment Portfolio Transactions

  Cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were as follows:

  Purchases
  U.S. Government........  $        --
  Non-U.S. Government....   11,267,034
                           -----------
  Total..................  $11,267,034
                           ===========

  Sales
  U.S. Government........  $        --
  Non-U.S. Government....   13,515,487
                           -----------
  Total..................  $13,515,487
                           ===========

  At February 29, 2000, the cost of investments, unrealized appreciation, and unrealized depreciation of investments for U.S. federal income tax purposes was $31,884,389, $10,036,671 and $1,970,313 respectively.

NOTE 4 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  The Statements of Assets and Liabilities include the market or fair value of contractual commitments involving forward settlement and futures contracts. These instruments involve elements of market risk in excess of amounts reflected on the Statements of Assets and Liabilities.

  Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward foreign currency and futures contracts include both purchase and sale commitments. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the Portfolio's Statements of Assets and Liabilities. Credit risk is measured by the loss the Portfolio would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolio. Because the Portfolio enters into forward foreign currency contracts, credit risk exists with counterparties. It is the policy of the Portfolio to transact the majority of its securities activity with broker-dealers, banks and regulated exchanges that the Manager considers to be well established.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 5 -- Line of Credit Agreement

  The Portfolios Trust has established a revolving line of credit with Investors Bank and Trust Company ("IBT"). Borrowing under the line of Credit may not exceed the lesser of $15,000,000 or 33% of the total assets of the Portfolio Trust. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.07% per annum on the difference between $15,000,000 and the average daily amount of outstanding borrowings. During the six months ended February 29, 2000, the Portfolio periodically utilized the line of credit and incurred interest expense as disclosed in the Statements of Operations. The weighted average interest rate paid by the Portfolio Trust was 5.90% and the maximum and average amount of the loans outstanding during the borrowing period was $13,985,293 and $1,484,271, respectively. At February 29, 2000, the Portfolio had no debt outstanding under the line of credit agreement.

Flag Investors Top 50 Europe Portfolio (US Dollar)
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Top 50 Europe Portfolio (US Dollar) shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.  To elect the Flag Investors Portfolios Trust Board of Trustees

                                         Shares    Shares Voted
                                       Voted For     Withheld
                                       ---------   ------------
           Mr. Richard R. Burt         1,247,619       7,913
           Mr. Richard T. Hale         1,247,619       7,913
           Mr. Joseph R. Hardiman      1,247,619       7,913
           Mr. Louis E. Levy           1,247,619       7,913
           Mr. Eugene J. McDonald      1,247,619       7,913
           Ms. Rebecca W. Rimel        1,247,619       7,913
           Mr. Truman T. Semans        1,247,619       7,913
           Mr. Robert H. Wadsworth     1,247,619       7,913

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                  For                 Against              Abstain
                  ---                 -------              -------
               1,254,903                 0                   629

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                  For                 Against              Abstain
                  ---                 -------              -------
               1,253,218               1,479                 835

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                  For                 Against              Abstain
                  ---                 -------              -------
               1,253,218               1,479                 835

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                  For                 Against              Abstain
                  ---                 -------              -------
               1,234,097               1,479                19,956

4.A.(ii).  To approve a new investment sub-advisory agreement between DWS
           International Portfolio Management and Investment Company Capital
           Corp.

                  For                 Against              Abstain
                  ---                 -------              -------
               1,234,097               1,479                19,956

                      This page intentionally left blank.

                      This page intentionally left blank.

-------------------------------------------------------------------------------

  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

-------------------------------------------------------------------------------

                             [FLAG INVESTORS LOGO]

                                   Balanced

                               Value Builder Fund

                                     Growth

                              Equity Partners Fund
                              Emerging Growth Fund

                                   Specialty

                              Communications Fund
                          Real Estate Securities Fund

                                 International

                           International Equity Fund
                             European Mid-Cap Fund
                              Japanese Equity Fund

                                Top 50 Strategy

                                  Top 50 World
                                 Top 50 Europe
                                  Top 50 Asia
                                   Top 50 US

                                  Fixed Income

                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                Tax-Free Income

                         Managed Municipal Fund Shares

                                  Money Market

                           Cash Reserve Prime Shares

                                 P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com

                            ICC Distributors, Inc.

                                                                 TOP50ESA(4/00)

                             [FLAG INVESTORS LOGO]

                                   Top 50 US

                               Semi-Annual Report

                               February 29, 2000

Report Highlights
--------------------------------------------------------------------------------

 . The Fund's Class A shares produced a total return of 17.27% for the six months ended February 29, 2000, outperforming the S&P 500 Index return of 4.11% for the same time period.

 . Overall, the technology stocks of the S&P 500 were the most ebullient performers during the Fund's semi-annual period, with a gain of nearly 40%. All other sectors, with the exception of a small gain in communication services, had negative returns during this time span.

 . The Fund's strong outperformance was primarily due to its concentration in the technology, health care, consumer cyclical and financial services sectors and to strong stock selection within those sectors, as we seek only the most competitive, high quality companies and maintain a focused portfolio of 50 stocks.

 . We expect that technology, communications, retail and media companies will be beneficiaries of the ongoing infrastructure build-out of the Internet and of increasing bandwidth capabilities.

Fund Performance
--------------------------------------------------------------------------------

Flag Investors Top 50 U.S. -- Class A

                                                      Cumulative Total Returns                  Average Annual Total Returns
                                                -------------------------------------           ----------------------------
                                                                              Since                                 Since
                                                Past 6        Past 1        inception             Past 1          inception
 Periods ended February 29, 2000                months         year          10/2/97               year            10/2/97
----------------------------------------------------------------------------------------------------------------------------
 Top 50 U.S. - Class A Shares/1/                17.27%        24.88%         67.84%               18.01%            21.08%
----------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index/2/                                4.11%        11.73%         49.18%               11.73%            18.02%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Large Cap Growth Average/3/             29.33%        38.72%         93.61%               38.72%            30.65%
----------------------------------------------------------------------------------------------------------------------------

--------------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.

/2/ The S&P 500 is a broad-based market index of U.S. equity securities. This index is unmanaged, and investments cannot be made in an index.

/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Flag Investors Top 50 U.S. -- Class B

                                                      Cumulative Total Returns                  Average Annual Total Returns
                                                -------------------------------------           ----------------------------
                                                                              Since                                 Since
                                                Past 6        Past 1        inception             Past 1          inception
 Periods ended February 29, 2000                months         year          3/18/98               year            3/18/98
----------------------------------------------------------------------------------------------------------------------------
  Top 50 U.S. - Class B Shares/1/             16.77%          23.92%          44.24%              17.72%            18.13%
----------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index/2/                             4.11%          11.73%          27.26%              11.73%            13.44%
----------------------------------------------------------------------------------------------------------------------------
  Lipper Large Cap Growth Average/3/          29.33%          38.72%          70.22%              38.72%            31.21%
----------------------------------------------------------------------------------------------------------------------------

--------------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.

/2/ The S&P 500 is a broad-based market index of U.S. equity securities. This index is unmanaged, and investments cannot be made in an index.

/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Fund Performance
--------------------------------------------------------------------------------

Flag Investors Top 50 U.S. -- Class C

                                                      Cumulative Total Returns                  Average Annual Total Returns
                                                -------------------------------------           ----------------------------
                                                                              Since                                 Since
                                                Past 6        Past 1        inception             Past 1          inception
 Periods ended February 29, 2000                months         year           9/2/98               year             9/2/98
----------------------------------------------------------------------------------------------------------------------------
 Top 50 U.S. - Class C Shares/1/              16.87%          23.25%          57.36%              22.01%            35.48%
 S&P 500 Index/2/                              4.11%          11.73%          45.53%              11.73%            28.54%
 Lipper Large Cap Growth Average/3/           29.33%          38.72%          93.70%              38.72%            54.85%
----------------------------------------------------------------------------------------------------------------------------

--------------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 1.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.

/2/ The S&P 500 is is a broad-based market index of U.S. equity securities.
    This index is unmanaged, and investments cannot be made in an index.

/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present you with this newly-designed semi-annual report for Flag Investors Top 50 U.S. (the "Fund") (formerly Deutsche Top 50 U.S.), providing a more detailed review of the markets, the portfolio in which the Fund invests (the "Portfolio"), and our outlook--all in an easier-to-read format. We continue to include a complete financial summary of the Fund's operations and listing of the Portfolio's holdings.

Fund Performance

  For the first half of the fiscal year, the Fund significantly outperformed its benchmark. The Fund's Class A shares produced a return of 17.27% for the six months ended February 29, 2000, as compared to 4.11% for the S&P 500 Index. The Fund's Class B and C shares produced semi-annual returns of 16.77% and 16.87%, respectively.

  This strong outperformance was primarily due to the Fund's concentration in the technology, health care, consumer cyclical and financial services sectors and to strong stock selection within those sectors. We continued to seek U.S. companies that achieve dominant market share through constant innovation and aggressive pricing, that rank at the top of their industries, and that have the strategic vision and commitment to maintain this market share in the future. Based on careful monitoring of the ever-shifting group of top 50 U.S. companies, portfolio activity during the semi-annual period was somewhat higher than usual.

  For example, we eliminated four names in the technology sector and replaced them with JDS Uniphase, Nortel Networks, Yahoo!, and Qualcomm, all leaders in their particular fields. These changes contributed to the Fund's increased overall exposure to the technology sector, which as of February 29, 2000, stood at nearly 38% of total net assets.

  Other significant changes in the Fund took place in the consumer staples sector, where exposure was reduced by selling Avon, Coca Cola and Philip Morris over concerns of slowing sales momentum. We rolled proceeds from these sales into more domestically-focused firms, including CVS, one of the leading drug retailers, and Comcast Corp., a major cable TV operator. In the health care sector, we removed Abbott Labs and Boston Scientific from the portfolio, as both firms were losing market share in their respective markets, and we bought Amgen, the leading biotechnology company in the U.S. Amgen is

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

slated to bring several new products to market in the near future and has a full pipeline over the longer term.

Investment Environment

  Overall, the S&P 500's technology constituents were the most ebullient performers during the semi-annual period, gaining nearly 40%. All other sectors, with the exception of a small gain in communication services, had negative returns during this time span. Volatility within the U.S. equity markets remained high.

  As the Fund's fiscal year began in September, the S&P 500 Index was going through a corrective phase, brought on in large part by concerns over higher interest rates. The Federal Reserve Board had already raised interest rates in June and August, and the anticipation was that it would do so again. During the third calendar quarter, technology stocks were the only group of the eleven S&P 500 sectors that outperformed.

  Technology stocks led the subsequent market surge that catapulted the S&P 500 technology sector ahead by 34% in the fourth calendar quarter. During the fourth quarter, the equity market broadened out, and the consumer cyclicals and capital goods sectors also saw sharp gains.

  Once the new year began, we witnessed sharp corrections in all segments of the equity market except for technology and utility stocks. Arguing that the pace of the economy could not be indefinitely supported by labor force growth and thus may rekindle inflation, the Federal Reserve Board raised interest rates by 0.25% each on November 16 and February 2. The Fed maintained its tightening bias. Large cap stock performance had soared at the end of 1999, but the Russell 2000 Index, which measures small cap equities, outperformed the S&P 500 Index on an annual basis for the first time in five years, as investors sought the lower valuations of small cap growth stocks. This preference shift toward smaller and mid capitalization names continued into the early months of the year 2000.

Looking Ahead

  Going forward, we expect operating earnings growth for the year 2000 to remain in double-digit territory, but to moderate slightly from 1999 levels. Now that any Y2K concerns are behind us, we believe companies will focus on growth opportunities, especially in view of the exploding competitive arenas of

--------------------------------------------------------------------------------
the Internet and e-commerce. We expect, as do many, that both technology and communications-related companies will be the main beneficiaries of the ongoing infrastructure build-out and of increasing bandwidth that enables speedier service. Other industries that will derive new revenue streams from the Internet, in our view, are retail and media, both content and advertising.

  We expect "bulldog" companies to continue to benefit from global deregulation, as the "best in breed" aggressively defend market share by virtue of their economies of scale and innovation-based top line growth. The United States remains the global leader in technology, health care and financial services, where the Fund has its largest concentrations. Thus, we believe the Fund's focused investment strategy positions the portfolio well to continue to meet its objective of seeking a high level of capital appreciation, and as a secondary objective, reasonable dividend income.

  We appreciate your support of the Fund, and we look forward to continuing to serve your investment needs for many years ahead.

Sincerely,

/s/ Owen B. Fitzpatrick   /s/ Leo Grohowski
-----------------------   -----------------
Owen B. Fitzpatrick and Leo Grohowski
Portfolio Managers
February 29, 2000

Flag Investors Top 50 US
------------------------------------------------------------------------

Statement of Assets and Liabilities                    February 29, 2000
(Unaudited)

--------------------------------------------------------------------------------
Assets:
Investment in Flag Investors Top 50 US Portfolio, at value........... $8,012,919
 Receivable from Manager for expense reimbursement...................     19,935
 Receivable from Flag Investors Top 50 US Portfolio for withdrawals..        600
 Deferred organization costs.........................................      6,509
                                                                      ----------
  Total assets.......................................................  8,039,963
                                                                      ----------
Liabilities:
 Payable for capital shares redeemed.................................        600
 Transfer Agent fees payable.........................................      4,801
 Distribution fees payable...........................................      5,232
 Custody and portfolio accounting fees payable.......................      1,839
 Administration fees payable.........................................      5,970
 Other accrued expenses..............................................     27,238
                                                                      ----------
  Total liabilities..................................................     45,680
                                                                      ----------
  Net assets......................................................... $7,994,283
                                                                      ==========
Net Assets Consist of:
 Capital stock, $0.001 par value(a).................................. $      408
 Paid-in capital.....................................................  5,799,636
 Accumulated net investment loss.....................................    (39,608)
 Undistributed net realized gain on investments......................    178,831
 Net unrealized appreciation of investments..........................  2,055,016
                                                                      ----------
  Net assets......................................................... $7,994,283
                                                                      ==========

Computation of Net Asset Value, Redemption Price and Offering Price Per Share:

 Net assets -- Class A............................................... $4,350,466
                                                                      ==========
 Shares outstanding -- Class A.......................................    207,379
                                                                      ==========
 Net asset value and redemption price per share -- Class A...........     $20.98
                                                                          ======
 Offering price per share -- Class A.................................     $22.20
                                                                          ======

 Net assets -- Class B............................................... $3,435,532
                                                                      ==========
 Shares outstanding -- Class B.......................................    190,515
                                                                      ==========
 Net asset value and offering price per share --  Class B............     $18.03
                                                                          ======
 Minimum redemption price per share -- Class B.......................     $17.13
                                                                          ======

 Net assets -- Class C............................................... $  208,285
                                                                      ==========
 Shares outstanding -- Class C.......................................     10,590
                                                                      ==========
 Net asset value and offering price per share -- Class C.............     $19.67
                                                                          ======
 Minimum redemption price per share -- Class C.......................     $19.47
                                                                          ======

-------------
  (a) 250,000,000 shares authorized.

                       See Notes to Financial Statements
6

Flag Investors Top 50 US
--------------------------------------------------------------------------
Statement of Operations
(Unaudited)

                                                                       For the Six
                                                                      Months Ended
                                                                      February 29,
----------------------------------------------------------------------------------
                                                                          2000
Investment Income:
Investment Income and Expenses allocated from Flag Investors
  Top 50 US Portfolio:
Dividend income........................................................ $   19,759
 Interest income.......................................................      4,823
 Expenses..............................................................    (59,944)
                                                                        ----------
   Net investment loss allocated from Flag Investors
    Top 50 US Portfolio................................................    (35,362)
                                                                        ----------
Expenses:
 Administration fees...................................................     37,295
 Transfer Agent fees...................................................     26,852
 Portfolio accounting fees.............................................     11,339
 Professional fees.....................................................     10,421
 Registration fees.....................................................      8,701
 Reports to Shareholders...............................................      7,458
 Trustees' fees and expenses...........................................      2,239
 Amortization of organization costs....................................      1,256
 Distribution fees -- Class B..........................................     11,075
 Distribution fees -- Class C..........................................        609
 Service fees -- Class A...............................................      4,856
 Service fees -- Class B...............................................      3,692
 Service fees -- Class C...............................................        203
 Other expenses........................................................      2,999
                                                                        ----------
  Total expenses.......................................................    128,995
 Less: Expense reimbursement of Fund and Portfolio allocated expenses..   (124,749)
                                                                        ----------
  Net expenses.........................................................      4,246
                                                                        ----------
   Net investment loss.................................................    (39,608)
                                                                        ----------
Net Realized and Unrealized Gain on Investments allocated from
 Flag Investors Top 50 US Portfolio:
  Net realized gain on Investments.....................................    367,354
  Net change in unrealized appreciation on Investments.................    768,720
                                                                        ----------
Net Realized and Unrealized Gain on Investments allocated from
 Flag Investors Top 50 US Portfolio:...................................  1,136,074
                                                                        ----------
Net Increase in Net Assets Resulting From Operations................... $1,096,466
                                                                        ==========

                       See Notes to Financial Statements

Flag Investors Top 50 US
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                          For the Six        For the
                                                          Months Ended      Year Ended
                                                          February 29,      August 31,
---------------------------------------------------------------------------------------
                                                              2000             1999
                                                           (Unaudited)
Increase in Net Assets:
Operations:
  Net investment loss.................................... $   (39,608)     $   (40,481)
  Net realized gain (loss) on investments allocated
  from Flag Investors Top 50 US Portfolio................     367,354         (145,703)
 Net change in unrealized appreciation
  on investments allocated from Flag Investors
  Top 50 US Portfolio....................................     768,720        1,454,911
                                                          -----------     ------------
 Net increase in net assets resulting from operations....   1,096,466        1,268,727
                                                          -----------     ------------
Capital Share Transactions:
 Net proceeds from shares sold...........................   1,729,441        6,730,640
 Net cost of shares redeemed.............................  (1,100,273)      (4,223,573)
                                                          -----------     ------------
 Net increase in net assets resulting from capital
  share transactions.....................................     629,168        2,507,067
                                                          -----------     ------------
   Total increase in net assets..........................   1,725,634        3,775,794
Net Assets:
 Beginning of period.....................................   6,268,649        2,492,855
                                                          -----------     ------------
 End of period........................................... $ 7,994,283     $  6,268,649
                                                          ===========     ============

Includes accumulated net investment loss of.............. $   (39,608)    $         --
                                                          -----------     ------------

                       See Notes to Financial Statements

Flag Investors Top 50 US
-------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                              For the Six      For the     For the Period
                                             Months Ended     Year Ended      Ended/1/
                                             February 29,     August 31,     August 31,
------------------------------------------------------------------------------------------
                                                 2000            1999           1998
                                             (Unaudited)
Net asset value at beginning of period......   $17.89           $12.62          $12.50
                                               ------           ------          ------
Investment operations:
 Net investment loss........................    (0.08)           (0.08)          (0.03)
 Net realized and unrealized gain
  on investments allocated from Flag
  Investors Top 50 US Portfolio.............     3.17             5.35            0.15
                                               ------           ------          ------
 Increase from investment operations........     3.09             5.27            0.12
                                               ------           ------          ------
Net asset value at end of period............   $20.98           $17.89          $12.62
                                               ------           ------          ------
Total Return (based on net
 asset value)/2/............................    17.27%/4/        41.76%           0.96%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)..........   $4,350           $3,370          $2,056
 Ratios to average net assets:
  Expenses/3/...............................     1.50%/5/         1.50%           1.50%/5/
  Net investment loss/3/....................    (0.80)%/5/       (0.52)%         (0.44)%/5/
 Portfolio Turnover of Flag Investors
  Top 50 US Portfolio.......................       30%/4/           58%             24%/4/

--------------
/1/ Commencement of operations: 10/2/97.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 US
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

      Expenses to average net assets                     5.05%/5/         5.71%         11.58%/5/
      Net investment income to average net assets       (4.35)%/5/       (4.73)%       (10.52)%/5/

/4/ Not annualized
/5/ Annualized

                       See Notes to Financial Statements

Flag Investors Top 50 US
--------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                              For the Six      For the     For the Period
                                             Months Ended     Year Ended      Ended/1/
                                             February 29,     August 31,     August 31,
------------------------------------------------------------------------------------------
                                                 2000            1999           1998
                                             (Unaudited)
Net asset value at beginning of period.......  $15.44           $10.96          $12.50
                                               ------           ------          ------
Investment operations:
 Net investment loss.........................   (0.12)           (0.12)          (0.06)
 Net realized and unrealized gain (loss)
  on investments allocated from Flag
  Investors Top 50 US Portfolio..............    2.71             4.60           (1.48)
                                               ------           ------          ------
 Increase (decrease) from investment
  operations.................................    2.59             4.48           (1.54)
                                               ------           ------          ------
Net asset value at end of period.............  $18.03           $15.44          $10.96
                                               ======           ======          ======
Total Return (based on net asset
 value)/2/...................................   16.77%/4/        40.88%         (12.32)%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)...........  $3,436           $2,764          $  436
 Ratios to average net assets:
  Expenses/3/................................    2.25%/5/         2.25%           2.25%/5/
  Net investment loss/3/.....................   (1.54)%/5/       (1.30)%         (1.35)%/5/
 Portfolio Turnover of Flag Investors
  Top 50 US Portfolio........................      30%/4/           58%             24%/4/

--------------
/1/ Commencement of operations:  3/18/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 US
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

       Expenses to average net assets                    5.80%/5/         6.83%         12.33%/5/
       Net investment income to average net assets      (5.09)%/5/       (5.88)%       (11.43)%/5/

/4/ Not annualized
/5/ Annualized

                       See Notes to Financial Statements

Flag Investors Top 50 US
----------------------------------------------------------------------------
Financial Highlights -- Class C Shares
(For a share outstanding throughout each period)

                                                 For the Six          For the Period
                                                 Months Ended             Ended/1/
                                                 February 29,            August 31,
------------------------------------------------------------------------------------
                                                     2000                   1999
                                                 (Unaudited)
Net asset value at beginning of period...........   $16.83                 $12.50
                                                    ------                 ------
Investment operations:
 Net investment loss.............................    (0.12)                 (0.09)
 Net realized and unrealized gain on
  investments allocated from Flag Investors
  Top 50 US Portfolio............................     2.96                   4.42
                                                    ------                 ------
 Increase from investment operations.............     2.84                   4.33
                                                    ------                 ------
Net asset value at end of period.................   $19.67                 $16.83
                                                    ======                 ======
Total Return (based on net asset value)/2,4/.....    16.87%                 34.64%
Ratios and Supplemental Data:
 Net assets, end of period (000's)...............     $208                   $136
 Ratios to average net assets:
  Expenses/3,5/..................................     2.25%                  2.25%
  Net investment loss/3,5/.......................    (1.55)%                (1.31)%
 Portfolio Turnover of Flag Investors Top 50
  US Portfolio/4/................................       30%                    58%

--------------
/1/ Commencement of operations:  9/2/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 US
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

       Expenses to average net assets/5/                                  5.78%         7.15%
       Net investment income to average net assets/5/                    (5.08)%       (6.21)%

/4/ Not annualized
/5/ Annualized

                       See Notes to Financial Statements

Flag Investors Top 50 US
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Funds, Inc. (the "Company") (re-named from Deutsche Funds, Inc. effective January 18, 2000) was incorporated in Maryland on May 22, 1997. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Funds"). The accompanying financial statements and notes relate to Flag Investors Top 50 US (the "Fund).

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Flag Investors Top 50 US Portfolio (US Dollar) (formerly, the Deutsche Top 50 US Portfolio, the "Portfolio"), which has substantially the same investment objective as the Fund. The Portfolio is a series of the Flag Investors Portfolios Trust (formerly, the Deutsche Portfolios the "Portfolios Trust"), a New York business trust, registered under the 1940 Act as an open-end investment management company comprised of seven portfolios. The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with this report.

  The Fund offers three classes of shares to investors, Class A, Class B and Class C Shares. All three Classes of shares are subject to a Distribution fee, and Class B Shares and Class C Shares are also subject to a Service fee. Each Class will bear its respective portion of the expenses under the Service and Distribution fee. The Fund commenced operations during October 1997.

  The Fund prepares its financial statements in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

  Valuation

     The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio. As of February 29, 2000, the Fund had a beneficial interest of 29.0% in the net assets of the Portfolio. At February 29, 2000, the remaining interest in the Portfolio of the Portfolio Trust was held by a similar fund of Deutsche Global Funds Ltd., an offshore company and an affiliate of the Company.

Flag Investors Top 50 US
--------------------------------------------------------------------------------

NOTE 1 -- continued

  Investment Income, Expenses and Realized and
  Unrealized Gains and Losses

     The Fund records its proportionate share of the investment income, including accretion of discount and amortization of premium, expenses and realized and unrealized gains and losses recorded by the Portfolios on a daily basis based upon the amount of its investment in the Portfolio. The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than Class specific expenses), and realized and unrealized gains and losses allocated from the Portfolio are further allocated to each Class of shares based on their relative net asset value.

  Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Accordingly, the Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its net taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains, the Fund would not be subject to U.S. federal excise tax. Accordingly, no provision for U.S. federal income and excise tax is required.

  Distributions to Shareholders

     Dividends from net investment income of the Fund are declared and paid at least annually. Capital gains of the Fund, if any, are distributed at least annually. However, to the extent that the net realized gains of the Fund can be reduced by any capital loss carryforwards of the Fund, such gains will not be distributed. Dividends and capital gains distributions are distributed in U.S. dollars. The Fund record all dividends and distributions to shareholders on ex-dividend date.

Flag Investors Top 50 US
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1 -- concluded

     Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ("DFM") and are being reimbursed by the Funds. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Funds. The amount paid by each Fund on any redemption by ICC Distributors, Inc. (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization costs of the Fund.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  For the period covered by these financial statements, the Company has retained the services of Federated Services Company ("Federated") as administrator. Under the Administration Agreement, Federated assisted in the operations of the Funds, subject to the direction and control of the Board of Directors of the Company. For its services, Federated received a fee from the Fund, which was computed daily and paid monthly, at an annual rate of 0.065% of the average daily net assets of the Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year. Federated, in its capacity as operations agent for the Portfolio Trust and Administrator of the Fund, received a minimum fee of $37,500 for the first six months of the Fund's fiscal year ending August 31, 2000. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve an administration agreement between Investment Company Capital Corp. ("ICC") and the Company, replacing Federated Services Company, effective April 7, 2000.

  The Company has entered into a distribution agreement with ICC Distributors, Inc. ("ICC Distributors"). ICC Distributors serves as principal distributor for shares of the Fund. Class A Shares, Class B Shares and Class C Shares of each Fund pay a distribution fee to the Distributor in an amount computed

Flag Investors Top 50 US
--------------------------------------------------------------------------------

NOTE 2 -- concluded

at an annual rate of 0.25%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund represented by Class A Shares, Class B Shares and Class C Shares, respectively, to finance any activity that is principally intended to result in the sale of each such Class of Shares. Each Fund will pay to ICC Distributors, for the provision of certain services to the holders of Class B Shares and Class C Shares, a Service fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of shares. Prior to December 20, 1999 Edgewood Services Inc. served as distributor for the Fund.

  For the period covered by these financial statements, Federated Shareholder Services Company serves as the transfer agent and dividend disbursing agent for each Fund. IBT Fund Services (Canada) Inc. provides fund accounting services to the Funds. IBT(Boston) acts as the sub-administrator for the Fund and as the custodian of the Fund's assets. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve a transfer agent agreement between ICC Capital, Inc., an affiliate of Deutsche Bank AG, and the Company, replacing Federated Shareholder Services Company, effective April 7, 2000.

  Expense Reimbursements

  By an Expense Limitation agreement dated October 14, 1999, between the Company and DFM, DFMhad agreed to waive its fees and reimburse expenses to the Fund in order to limit the total operating expenses of the Fund (which includes expenses of the Fund and its pro-rata portion of expenses of the Portfolio), at not more than 1.50%, 2.25% and 2.25% of the average daily net assets of Class A Shares, Class B Shares and Class C Shares, respectively, through the year ending December 31, 2000.

  For the six months ended February 29, 2000, DFM voluntarily reimbursed $124,749 to the Fund pursuant to this undertaking.

NOTE 3 -- Concentration of Ownership

  From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

Flag Investors Top 50 US
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4 -- Capital Share Transactions

  The Fund is authorized to issue up to 250,000,000 shares of $0.001 par value capital stock. Transactions in capital stock were as follows for the following periods and classes of Fund:

                       Period Ended
                    February 29, 2000          Year Ended
                       (Unaudited)          August 31, 1999
                   -------------------   --------------------
                    Shares     Amount     Shares      Amount
                    ------     ------     ------      ------
Capital Shares -- Class A:
 Shares sold.......  42,971  $ 856,285    245,592  $ 4,215,805
 Shares redeemed... (23,951)  (490,633)  (220,175)  (3,728,094)
                    -------  ---------   --------  -----------
 Net increase......  19,020  $ 365,652     25,417  $   487,711
                    -------  ---------   --------  -----------

Capital Shares -- Class B:
 Shares sold.......  46,662  $ 823,520    157,403  $ 2,177,200
 Shares redeemed... (35,168)  (609,640)   (18,199)    (288,524)
                    -------  ---------   --------  -----------
 Net increase......  11,494  $ 213,880    139,204  $ 1,888,676
                    -------  ---------   --------  -----------
                                              Period Ended
                                           August 31, 1999/1/
                                         ---------------------
                                          Shares       Amount
                                          ------       ------
Capital Shares -- Class C:
 Shares sold.......   2,540  $  49,636     19,925  $   337,635
 Shares redeemed...      --         --    (11,875)    (206,955)
                    -------  ---------   --------  -----------
 Net increase......   2,540  $  49,636      8,050  $   130,680
                    -------  ---------   --------  -----------

--------------
/1/ Inception date: 9/2/98.

NOTE 5 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  See Notes to the Financial Statements of the Flag Investors Top 50 US Portfolio (US Dollar) included elsewhere in this report for discussion of off-balance sheet risk and concentration of credit risk.

Flag Investors Top 50 US
--------------------------------------------------------------------------------
Proxy Results (Unaudited)

  The Flag Investors Top 50 US shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.  To elect the Flag Investors Portfolios Trust Board of Trustees

                                          Shares             Shares Voted
                                        Voted For              Withheld
                                        ---------            ------------
    Mr. Richard R. Burt                  311,400                 722
    Mr. Richard T. Hale                  311,400                 722
    Mr. Joseph R. Hardiman               311,400                 722
    Mr. Louis E. Levy                    311,400                 722
    Mr. Eugene J. McDonald               311,400                 722
    Ms. Rebecca W. Rimel                 311,400                 722
    Mr. Truman T. Semans                 311,400                 722
    Mr. Robert H. Wadsworth              311,400                 722

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

             For               Against              Abstain
             ---               -------              -------
           311,145               149                  828

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

             For               Against              Abstain
             ---               -------              -------
           310,333               961                  828

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

             For               Against              Abstain
             ---               -------              -------
           310,293               487                 1,342

4.A.(i). To approve a new investment sub-advisory agreement between Deutsche Asset Management, Inc. and Deutsche Fund Management, Inc.

             For               Against              Abstain
             ---               -------              -------
           310,302               992                  828

4.A.(ii). To approve a new investment sub-advisory agreement between Deutsche
          Asset Management, Inc. and Investment Company Capital Corp.

             For               Against              Abstain
             ---               -------              -------
           310,301               487                 1,334

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
Portfolio of Investments                                       February 29, 2000
(Unaudited)

 Shares                             Security                                  Market Value
------------------------------------------------------------------------------------------
COMMON STOCK -- 96.1%
Advertising -- 1.1%
   3,100    Omnicom Group, Inc.............................................    $  291,981
                                                                               ----------
Aerospace & Defense -- 0.8%
   4,775   Honeywell International, Inc....................................       229,797
                                                                               ----------
Banking -- 3.0%
  11,100   Bank of New York Co. (The), Inc.................................       369,769
   5,600   Chase Manhattan Corp............................................       445,900
                                                                               ----------
                                                                                  815,669
                                                                               ----------
Building Materials -- 4.4%
  21,220   Home Depot, Inc.................................................     1,226,781
                                                                               ----------
Communications -- 5.0%
   2,000   Nortel Networks Corp............................................       223,000
   6,100   QUALCOMM, Inc./1/...............................................       868,869
   6,000   Tellabs, Inc./1/................................................       288,000
                                                                               ----------
                                                                                1,379,869
                                                                               ----------
Computer Software & Processing -- 11.1%
  19,200   IMS Health, Inc.................................................       386,400
  11,900   Microsoft Corp./1/..............................................     1,063,563
  12,100   Sun Microsystems, Inc./1/.......................................     1,152,525
   3,000   Yahoo!, Inc./1/.................................................       479,063
                                                                               ----------
                                                                                3,081,551
                                                                               ----------
Computers & Information -- 15.3%
   9,750   Cisco Systems, Inc./1/..........................................     1,288,828
  12,660   EMC Corp./1/....................................................     1,506,535
   3,100   International Business Machines Corp............................       316,200
   2,400   Solectron Corp./1/..............................................       157,200
   9,820   Symbol Technologies, Inc........................................       934,128
                                                                               ----------
                                                                                4,202,891
                                                                               ----------
Cosmetics & Personal Care -- 3.8%
   5,000   Colgate-Palmolive Co............................................       260,938
  10,160   Estee Lauder Co. -- Class A.....................................       440,690
   4,000   Procter & Gamble (The) Co.......................................       352,000
                                                                               ----------
                                                                                1,053,628
                                                                               ----------

                       See Notes to Financial Statements

Flag Investors Top 50 US Portfolio (US Dollar)
-------------------------------------------------------------------------------

 Shares                             Security                                  Market Value
------------------------------------------------------------------------------------------
COMMON STOCK -- (continued)
Electric Utilities -- 2.1%
  7,050    AES Corp./1/....................................................    $  590,878
                                                                               ----------
Electrical Equipment -- 2.8%
  5,920    General Electric Co.............................................       782,550
                                                                               ----------
Electronics -- 9.2%
  7,060    Intel Corp......................................................       797,780
  1,500    JDS Uniphase Corp./1/...........................................       395,625
  8,100    Texas Instruments, Inc..........................................     1,348,650
                                                                               ----------
                                                                                2,542,055
                                                                               ----------
Financial Services -- 5.0%
  3,600    American Express Co.............................................       483,075
 11,400    Citigroup, Inc..................................................       589,238
  5,940    Federal National Mortgage Association...........................       314,820
                                                                               ----------
                                                                                1,387,133
                                                                               ----------
Industrial-Diversified -- 1.5%
 11,100    Tyco International Ltd..........................................       421,106
                                                                               ----------
Insurance -- 5.6%
  7,593    American International Group, Inc...............................       671,506
  4,950    Chubb Corp......................................................       243,478
  8,100    Marsh & McLennan Co., Inc.......................................       626,738
                                                                               ----------
                                                                                1,541,722
                                                                               ----------
Media-Broadcasting & Publishing -- 1.8%
 11,400    Comcast Corp. -- Class A........................................       484,500
                                                                               ----------
Medical Supplies -- 5.6%
  8,100    Guidant Corp./1/................................................       545,738
  4,570    Johnson & Johnson...............................................       327,898
 14,120    Medtronic, Inc..................................................       683,938
                                                                               ----------
                                                                                1,557,574
                                                                               ----------
Oil & Gas -- 2.0%
  8,100    Enron Corp......................................................       558,900
                                                                               ----------

                       See Notes to Financial Statements

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
Portfolio of Investments (continued)                           February 29, 2000
(Unaudited)

 Shares                             Security                                  Market Value
------------------------------------------------------------------------------------------
COMMON STOCK -- (continued)
Pharmaceuticals -- 5.4%
   4,575   Amgen, Inc./1/..................................................    $   311,958
   7,980   Merck & Co., Inc................................................        491,269
  12,100   Pfizer, Inc.....................................................        388,713
   3,500   Warner-Lambert Co...............................................        299,469
                                                                               -----------
                                                                                 1,491,409
                                                                               -----------
Restaurants -- 0.7%
   6,000   McDonald's Corp.................................................        189,375
                                                                               -----------
Retailers -- 5.2%
   4,325   CVS Corp........................................................        151,375
  22,270   Staples, Inc./1/................................................        601,290
  14,140   Wal-Mart Stores, Inc............................................        688,441
                                                                               -----------
                                                                                 1,441,106
                                                                               -----------
Telephone Systems -- 3.8%
   3,000   Alltel Corp.....................................................        174,000
   4,450   AT&T Corp.......................................................        219,997
   1,550   Bell Atlantic Corp..............................................         75,853
  12,950   MCI Worldcom, Inc./1/...........................................        577,894
                                                                               -----------
                                                                                 1,047,744
                                                                               -----------
Transportation -- 0.9%
   8,750   Carnival Corp...................................................        252,109
                                                                               -----------

Total Investments (Cost -- $16,603,163)..........................   96.1%       26,570,328
Other Assets in Excess of Liabilities............................    3.9%        1,077,148
                                                                   -----       -----------
      Net Assets.................................................  100.0%      $27,647,476
                                                                   =====       ===========

______________
/1/ Non-income producing security.

                       See Notes to Financial Statements

Flag Investors Top 50 US Portfolio (US Dollar)
---------------------------------------------------------------------------
Statement of Assets and Liabilities                       February 29, 2000
(Unaudited)

------------------------------------------------------------------------------------
Assets:
 Investments, at value.................................................  $26,570,328
 Cash..................................................................    1,078,145
 Dividends receivable..................................................        7,963
 Interest receivable...................................................        2,417
 Receivable for Investors' Beneficial Interest for contributions.......       38,147
 Deferred organization costs...........................................       34,090
                                                                         -----------
  Total assets.........................................................   27,731,090
                                                                         -----------
Liabilities:
 Investment management fees payable....................................       18,573
 Custody and portfolio accounting fees payable.........................          792
 Administration fees payable...........................................        8,881
 Organization costs payable............................................       35,138
 Other accrued expenses................................................       20,230
                                                                         -----------
  Total liabilities....................................................       83,614
                                                                         -----------
  Net assets...........................................................  $27,647,476
                                                                         -----------
Net Assets:
 Applicable to Investors' Beneficial Interests.........................  $27,647,476
                                                                         -----------
 Cost of investments...................................................  $16,603,163
                                                                         ===========

                       See Notes to Financial Statements

Flag Investors Top 50 US Portfolio (US Dollar)
-------------------------------------------------------------------------------
Statement of Operations
(Unaudited)

                                                                         For the Six
                                                                         Months Ended
                                                                         February 29,
--------------------------------------------------------------------------------------
                                                                             2000
Investment Income:
 Dividend income.......................................................   $   73,523
 Interest income.......................................................       17,928
 Less: interest expense................................................       (1,279)
                                                                          ----------
  Total income.........................................................       90,172
                                                                          ----------
Expenses:
 Investment management fees............................................      110,843
 Operations agent fees.................................................       29,835
 Custody and portfolio accounting fees.................................       27,355
 Administration fees...................................................       24,656
 Professional fees.....................................................       13,206
 Amortization of organization costs....................................        6,574
 Trustees' fees and expenses...........................................        2,486
 Other expenses........................................................        6,622
                                                                          ----------
  Total expenses.......................................................      221,577
                                                                          ----------
  Net investment loss..................................................     (131,405)
                                                                          ----------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain on investments......................................    1,289,038
 Net change in unrealized appreciation on investments..................    2,958,607
                                                                          ----------
Net Realized and Unrealized Gain on Investments........................    4,247,645
                                                                          ----------
Net Increase in Net Assets Resulting from Operations...................   $4,116,240
                                                                          ==========

                       See Notes to Financial Statements

Flag Investors Top 50 US Portfolio (US Dollar)
-------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                         For the Six          For the
                                                         Months Ended       Year Ended
                                                         February 29,       August 31
----------------------------------------------------------------------------------------
                                                            2000               1999
                                                         (Unaudited)
Increase (Decrease) In Net Assets:
Operations:
 Net investment loss..................................  $   (131,405)     $   (247,773)
 Net realized gain (loss) on investments..............     1,289,038          (872,169)
 Net change in unrealized appreciation on
  investments.........................................     2,958,607         7,983,805
                                                        ------------      ------------
 Net increase in net assets
  resulting from operations...........................     4,116,240         6,863,863
                                                        ------------      ------------
Capital Transactions:
 Proceeds from contributions..........................    11,018,581        22,490,394
 Withdrawals..........................................   (11,674,022)      (19,487,950)
                                                        ------------      ------------
 Net increase (decrease) in net assets from
  capital transactions................................      (655,441)        3,002,444
                                                        ------------      ------------
  Total increase in net assets........................     3,460,799         9,866,307
Net Assets:
 Beginning of period..................................    24,186,677        14,320,370
                                                        ------------      ------------
 End of period........................................  $ 27,647,476      $ 24,186,677
                                                        ============      ============

                       See Notes to Financial Statements

Flag Investors Top 50 US Portfolio (US Dollar)
-------------------------------------------------------------------------------
Financial Highlights

                                                For the Six        For the     For the Period
                                               Months Ended      Year Ended       Ended/1/
                                               February 29,      August 31,      August 31,
----------------------------------------------------------------------------------------------
                                                   2000             1999            1998
                                                (Unaudited)
Ratios/Supplemental Data:
 Net assets, end of period (000's).............   $27,647          $24,187         $14,320
 Ratio of expenses to average net assets
   before interest expense.....................      1.70%/2/         1.98%           3.24%/2/
 Ratio of interest expense to average
   net assets..................................      0.01%/2/         0.00%/3/          --
 Ratio of expenses to average net assets
   after interest expense......................      1.71%/2/         1.98%           3.24%/2/
 Ratio of net investment loss to
   average net assets..........................     (1.01)%/2/       (1.00)%         (2.18)%/2/
 Portfolio turnover............................        30%/4/           58%             24%/4/

--------------
/1/ Commencement of operations: 10/2/97.
/2/ Annualized
/3/ Amount rounds to less than 0.01%.
/4/ Not Annualized

                       See Notes to Financial Statements

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Portfolios Trust ("Portfolio Trust") (re-named from Deutsche Portfolios on January 18, 2000) was organized on June 20, 1997, as a business trust under the laws of the State of New York. The Portfolio Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the Top 50 US Portfolio (US Dollar) (the "Portfolio").

  The investment manager (the "Manager") of the Portfolio is Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is high capital appreciation, and as a secondary objective, reasonable dividend income. The Portfolio commenced operations on October 14, 1997.

  The Portfolio operates under a "Hub and Spoke(R)" structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio ("Hub and Spoke(R)" is a registered service mark of Signature Financial Group, Inc.). From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

  The beneficial interest holders of the Portfolio at February 29, 2000 were as follows:

  Flag Investors Top 50 US          29.0%
  Deutsche Top 50 US                71.0%
                                   -----
                                   100.0%
                                   =====

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Valuation

     Securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on a foreign exchange considered by the Manager to be the primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Manager determines the listing exchange is not the primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market. Debt securities with a remaining maturity of less than 60 days and Money Market instruments are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the amount due at maturity and cost.

     Debt securities with a maturity of 60 days or more are valued based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. Securities for which market quotations are not readily available, are valued in good faith in accordance with fair valuation procedures adopted by the Trustees of the Portfolio Trust.

  Investment Transactions

     Investment transactions are recorded on trade date. Cost of securities sold is calculated using the identified cost method. Dividend income is recorded on ex-dividend date and interest income, including the accretion of discounts and amortization of premiums is recorded daily on an accrual basis. Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
NOTE 1 -- concluded

  Futures Contracts

     The Portfolio may enter into futures contracts to hedge against market fluctuations or to speculate on future market conditions. A futures contract is an agreement between a buyer and a seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date) or to make or receive a cash payment based on the value of a securities index. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount equal to a certain percentage of the face value indicated in the futures contract("initial margin"). Subsequent payments ("variation margin") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or index. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the contract to buy.

  Federal Income Taxes

     The Portfolio is treated as a partnership under the U.S. Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any U.S. federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.

  Expenses

     Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios based on relative net asset value.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Portfolios Trust were paid initially by DFM and are being reimbursed by the Portfolios. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolio.

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  The Portfolios Trust has entered into an Investment Management Agreement (the "Management Agreement") with DFM. DFM retains overall responsibility for supervision of the investment management program for the Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to Deutsche Bank Securities Investment Management ("DBSIM") as investment adviser (the "Adviser") to the Portfolio. As compensation for the services rendered by DFM under the Management Agreement with the Portfolio, DFM receives a fee from the Portfolio at an annualized rate of 0.85% of the average daily net assets, which is computed daily and paid monthly.

  For the six months ended February 29, 2000 DFM's management fee was $110,843 for services provided on behalf of the Portfolio.

  The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DBSIM receives a fee, paid by DFM which is based on the average daily net assets of the Portfolio.

  For the period covered by these financial statements, the Portfolios Trust retained Federated Services Company ("Federated") as operations agent to the Portfolio. As operations agent of the Portfolio, Federated received a fee from the Portfolio, which was computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of the Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 annually. At a meeting held on January 31, 2000, the Board of Trustees of the Portfolios Trust adopted a resolution to approve an administration agreement between Investment Company Capital Corp. and the Portfolios Trust, replacing Federated Services Company, effective April 7, 2000.

  The Portfolios Trust has entered into an agreement with IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)"). Pursuant to that agreement, IBT (Cayman) provides sub-administrative services to the Portfolio, for which it receives a fee from, which is computed daily and paid monthly, at an annual rate of 0.025% on the first $200 million, 0.02% on the next $800 million and 0.01% on assets in excess of $1 billion, subject to a minimum of $40,000 during the first year of the Portfolio's operations, $45,000 in the second year of operations and $50,000 in the third year.

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
NOTE 2 -- concluded

  For the six months ended February 29, 2000, affiliates of Deutsche Bank AG received $189 in brokerage commissions from Flag Investors Top 50 US Portfolio as a result of executing agency transactions in portfolio securities.

  Certain Trustees and officers of the Portfolio are affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

  During the six months ended February 29, 2000, certain portfolios of the Portfolios Trust purchased/sold securities to/from other portfolios within the Portfolios Trust and other entities of the Manager at prevailing market values and in accordance with procedures approved by the Board of Trustees of the Portfolio Trust.

NOTE 3 -- Investment Portfolio Transactions

  Cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were as follows:

  Purchases
  U.S. Government......... $       --
  Non-U.S. Government.....  7,644,202
                           ----------
  Total................... $7,644,202
                           ----------

  Sales
  U.S. Government......... $       --
  Non-U.S. Government.....  7,339,368
                           ----------
  Total................... $7,339,368
                           ==========

  At February 29, 2000, the cost of investments, unrealized appreciation, and unrealized depreciation of investments for U.S. federal income tax purposes was $16,603,163, $10,632,812 and $665,647, respectively.

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  The Statements of Assets and Liabilities include the market or fair value of contractual commitments involving forward settlement and futures contracts. These instruments involve elements of market risk in excess of amounts reflected on the Statements of Assets and Liabilities.

  Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward foreign currency and futures contracts include both purchase and sale commitments. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the Portfolio's Statements of Assets and Liabilities. Credit risk is measured by the loss the Portfolio would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolio. Because the Portfolio enters into forward foreign currency contracts, credit risk exists with counterparties. It is the policy of the Portfolio to transact the majority of its securities activity with broker-dealers, banks and regulated exchanges that the Manager considers to be well established.

NOTE 5 -- Line of Credit Agreement

  The Portfolios Trust has established a revolving line of credit with Investors Bank and Trust Company ("IBT"). Borrowing under the line of Credit may not exceed the lesser of $15,000,000 or 33% of the total assets of the Portfolios Trust. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.07% per annum on the difference between $15,000,000 and the average daily amount of outstanding borrowings. During the six months ended February 29, 200, the Portfolio periodically utilized the line of credit and incurred interest expense as disclosed in the Statements of Operations. The weighted average interest rate paid by the Portfolios Trust was 5.90% and the maximum and average amount of the loans outstanding during the borrowing period was $15,985,293 and $1,484,271, respectively. At February, 2000, the Portfolio had no debt outstanding under the line of credit agreement.

Flag Investors Top 50 US Portfolio (US Dollar)
--------------------------------------------------------------------------------
Proxy Results (Unaudited)

  The Flag Investors Top 50 US Portfolio (US Dollar) shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.  To elect the Flag Investors Portfolios Trust Board of Trustees

                                            Shares               Shares Voted
                                           Voted For               Withheld
                                           ---------             ------------
    Mr. Richard R. Burt                     782,715                  1,809
    Mr. Richard T. Hale                     782,715                  1,809
    Mr. Joseph R. Hardiman                  782,715                  1,809
    Mr. Louis E. Levy                       782,715                  1,809
    Mr. Eugene J. McDonald                  782,715                  1,809
    Ms. Rebecca W. Rimel                    782,715                  1,809
    Mr. Truman T. Semans                    782,715                  1,809
    Mr. Robert H. Wadsworth                 782,715                  1,809

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

            For                      Against                   Abstain
            ---                      -------                   -------
          782,083                      385                      2,056

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

            For                      Against                   Abstain
            ---                      -------                   -------
          780,027                     2,415                     2,081

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

            For                      Against                   Abstain
            ---                      -------                   -------
          779,908                     1,243                     3,373

4.A.(i). To approve a new investment sub-advisory agreement between Deutsche Asset Management, Inc. and Deutsche Fund Management, Inc.

            For                      Against                   Abstain
            ---                      -------                   -------
          779,964                     2,504                     2,056

4.A.(ii). To approve a new investment sub-advisory agreement between Deutsche
          Asset Management, Inc. and Investment Company Capital Corp.

            For                      Against                   Abstain
            ---                      -------                   -------
          779,963                     1,243                     3,318

                      This page intentionally left blank.

  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                             [FLAG INVESTORS LOGO]

                                    Balanced
                               Value Builder Fund

                                     Growth
                              Equity Partners Fund
                              Emerging Growth Fund

                                   Specialty
                              Communications Fund
                          Real Estate Securities Fund

                                 International
                           International Equity Fund
                             European Mid-Cap Fund
                              Japanese Equity Fund

                                Top 50 Strategy
                                  Top 50 World
                                 Top 50 Europe
                                  Top 50 Asia
                                   Top 50 US

                                  Fixed Income
                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                Tax-Free Income
                         Managed Municipal Fund Shares

                                  Money Market
                           Cash Reserve Prime Shares



                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com


                             ICC Distributors, Inc.


                                                                 TOP50USSA(4/00)

                             [FLAG INVESTORS LOGO]

                                 Top 50 World

                              Semi-Annual Report

                               February 29, 2000

Report Highlights
--------------------------------------------------------------------------------

 . The Fund's Class A shares produced a total return of 14.06% for the six months ended February 29, 2000, outperforming the MSCI World Index return of 9.53% for the same time period.

 . Volatility remained high in the world's equity markets due largely to fears of rising inflation and interest rates in the U.S. The MSCI World Index, as well as the country indices for the U.S., Japan, the United Kingdom, Germany, and France, all finished 1999 at twelve-month highs after a dramatic December rally, only to fall into negative territory in the first two months of the year 2000. Overall, growth-oriented telecommunication and technology companies produced the strongest performance.

 . The Fund's strong outperformance was primarily due to its overweighting in the technology and telecommunications sectors and to strong stock selection across the market sectors, as we seek only the most competitive, high quality companies and maintain a focused portfolio of 50 stocks.

 . We expect world markets to continue to perform well based primarily on exponential growth of the technology industry and improving global economic growth.

Fund Performance
--------------------------------------------------------------------------------

Flag Investors Top 50 World -- Class A

                                        Cumulative Total Returns      Average Annual Total Returns
                                     ------------------------------   ----------------------------
                                                            Since                        Since
                                     Past 6    Past 1     inception         Past 1     inception
 Periods ended February 29, 2000     months    year        10/2/97          year        10/2/97
--------------------------------------------------------------------------------------------------
 Top 50 World - Class A Shares/1/    14.06%    28.75%       60.23%          21.67%       18.78%
--------------------------------------------------------------------------------------------------
 MSCI World Index/2/                  9.53%    19.11%       44.40%          19.11%       16.44%
--------------------------------------------------------------------------------------------------
 Lipper Global EquityAverage/3/      25.04%    40.08%       53.95%          40.08%       18.36%
--------------------------------------------------------------------------------------------------

/1/Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/The MSCI World Index is a broad-based market index of foreign equity securities. This Index is unmanaged, and investments cannot be made in an index.
/3/Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Flag Investors Top 50 World -- Class B

                                             Cumulative Total Returns              Average Annual Total Returns
                                           ------------------------------          ----------------------------
                                                                  Since                               Since
                                           Past 6    Past 1     inception               Past 1      inception
 Periods ended February 29, 2000           months     year        5/4/98                 year         5/4/98
---------------------------------------------------------------------------------------------------------------
 Top 50 World - Class B Shares/1/          13.60%    27.76%       42.12%                21.37%       18.56%
---------------------------------------------------------------------------------------------------------------
 MSCI World Index/2/                        9.53%    19.11%       27.98%                19.11%       14.43%
---------------------------------------------------------------------------------------------------------------
 Lipper Global Equity Average/3/           25.04%    40.08%       39.79%                40.08%       18.86%
---------------------------------------------------------------------------------------------------------------

/1/Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/The MSCI World Index is a broad-based market index of foreign equity securities. This Index is unmanaged, and investments cannot be made in an index.
/3/Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present you with this newly-designed semi-annual report for Flag Investors Top 50 World (the "Fund") (formerly Deutsche Top 50 World), providing a more detailed review of the markets, the portfolio in which the Fund invests (the "Portfolio"), and our outlook--all in an easier-to-read format. We continue to include a complete financial summary of the Fund's operations and listing of the portfolio's holdings.

Fund Performance

  For the first half of the fiscal year, the Fund significantly outperformed its benchmark. The Fund's Class A shares produced a return of 14.06% for the six months ended February 29, 2000, as compared to 9.53% for the MSCI World Index. The Fund's Class B shares produced a semi-annual return of 13.60%.

  This strong outperformance was primarily due to the Fund's overweighting in the technology and telecommunications sectors and to strong stock selection across the market sectors. We continued to seek global blue chip companies that dominate their respective industries, that demonstrate strong market position, exceptional ability to compete worldwide and excellent growth potential, and that are poised to benefit from powerful long-term trends in the world economy. Such trends include strong population growth in emerging markets, aging populations in industrialized nations, transitions to an information/communication society, expanding markets for brand-name products, and growing oil/energy consumption worldwide.

  We stayed disciplined to our quality-oriented approach during the semi-annual period, focusing on strong, growing companies in established industries and carefully monitoring the ever-shifting group of top 50 companies in the world. The Fund proved to be well-positioned, and thus there was low portfolio turnover during the semi-annual period.

  Germany's Allianz AG replaced Switzerland's UBS, as the insurer is increasingly demonstrating better strategic positioning. Yamanouchi replaced the United States' Merck, as we believe the Japanese pharmaceuticals company shows more dynamic growth and because we have concerns that major patent expirations at Merck leave its product pipeline vulnerable. We replaced the U.S.' Merrill Lynch with Australia's News Corp, on concerns that the broker's margins will be eroding as fees and brokerage commissions drop due to internet competition. The United Kingdom's Cable & Wireless replaced that same

--------------------------------------------------------------------------------

nation's SmithKline Beecham, as the pharmaceutical company announced merger plan with Glaxo Wellcome, another Top 50 World portfolio holding. Germany's Mannesmann replaced the United Kingdom's Vodafone Airtouch, as these two companies agreed to merge, and Mannesmann traded at a significant valuation discount to Vodafone.

  Amongst the Fund's strongest performers were its technology and telecommunications holdings in the U.S., Europe, and Asia. These included Nokia, Ericsson, Cisco Systems, Lucent Technologies, Sony, Microsoft, EMC, SAP, Enron, and Taiwan Semiconductor. Weaker performers during the semi-annual period included Unilever, Johnson & Johnson, McDonald's, Coca Cola, and Bristol Myers Squibb. We continue to hold these stocks in the Fund's portfolio.

Investment Environment

  Developments in the world equity markets during the semi-annual period can be divided into two distinctively different periods--pre- and post-millennium.

  The MSCI World Index, as well as the country indices for the U.S., Japan, the United Kingdom, Germany, and France, all finished 1999 at their twelve-month highs after a dramatic December rally. The U.S. equity market, where the Fund maintains nearly 50% of its total net assets, posted its fifth straight annual return in excess of 20%, as measured by both the S&P 500 Index and the Dow Jones Industrials Index. Growth stocks produced more than double the returns of value
stocks in 1999.   The tech-heavy NASDAQ indices soared to all-time records, with each of the three--the Composite, the Industrials, and the 100--each returning more than 70% for the year. Still, volatility remained high over the four months of 1999 in the Fund's semi-annual period, based on global concerns over rising inflation and interest rates.

  As the year 2000 began, the equity markets as a whole experienced their worst January since 1990 and the fourth worst since 1947. The Dow Jones Industrials Index, for example, lost 4.8% for the month, while the S&P 500 Index fell 5.0%. On the NASDAQ market, the Composite, Industrials, and 100 Indices, fell 3.2%, 1.8%, and 3.7%, respectively. Value stocks outperformed growth stocks. February was not much better. For the two months year to date, the S&P 500 Index was down 6.82%; the MSCI Japan Index was down 6.79%; the MSCI Pacific ex-Japan Index was down 7.34%; and the MSCI Europe Index was down 2.24%.

Letter to Shareholders (concluded)
-------------------------------------------------------------------------------

  Throughout the semi-annual period, growth-oriented telecommunication and technology companies worldwide produced the strongest performance. Selected consumer goods stocks, such as Gillette, Coca Cola, and McDonald's, performed well in November, as the Thanksgiving weekend strongly boosted sales in stores and over the internet. However, these same stocks fell in December. In January, the utilities and health care sectors were the lone bright spots, advancing into positive return territory, although health care then lost territory in February. At the bottom of the sector list for the six months was the consumer staples sector.

Looking Ahead

  Going forward, several factors lead us to a generally optimistic outlook for the world markets. Economic growth continues to improve globally, a positive indicator, in our view, that corporate profits will do likewise. Furthermore, the recent exponential growth of the technology industry continues to impact equity investments worldwide. In other sectors, financials are quite oversold and may see a technical rally in the near term, and pharmaceutical valuations have come down considerably and may present an opportunity to start building positions again. On the other hand, while consumer stock valuations have also come down significantly, they may continue to be out of favor, as growth rates within this sector are generally in the single-digit figures. Financial stocks will likely continue in a trading range, given the uncertain interest rate environment in the U.S. and Europe.

  Regionally, we expect operating earnings growth for the year 2000 to remain in double-digit territory in the U.S. equity markets, but to moderate slightly from 1999 levels. In Europe, we believe the opportunities created by Economic Monetary Union will continue to ripple through the various participating nations' economies. Following Japan's best annual stock market performance since 1986 this past year, global investors, still underweight this market, may continue to provide positive price pressure in 2000, as Japan continues to seek to control costs, improve productivity, and increase the viability of its banks. Outside of Australia and New Zealand, the rest of developed Asia may, in our view, increasingly look to the U.S. in the months ahead, both as a market for its exports as well as an economic bellwether, especially given the strong links between their currencies and the dollar.

-------------------------------------------------------------------------------

  Given this outlook, we believe the Fund's focused investment strategy and continued overweighting in the global equity markets' supporting pillar, namely the technology sector, positions the portfolio well to continue to meet its objective of seeking a high level of capital appreciation, and as a secondary objective, reasonable dividend income. We appreciate your support of the Fund, and we look forward to continuing to serve your investment needs for many years ahead.


Sincerely,


/s/ Klaus Kaldemorgen
---------------------
Klaus Kaldemorgen
Portfolio Manager
February 29, 2000

Flag Investors Top 50 World
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                            February 29, 2000
(Unaudited)

--------------------------------------------------------------------------------

Assets:
 Investment in Flag Investors Top 50 World Portfolio, at value... $5,823,789
 Receivable from Manager for expense reimbursement...............     18,996
 Receivable for capital shares sold..............................     12,605
 Receivable from Flag Investors Top 50 World Portfolio
  for withdrawals................................................     33,017
 Foreign tax reclaim receivable..................................      1,705
 Deferred organization costs.....................................      6,509
                                                                  ----------
      Total assets...............................................  5,896,621
                                                                  ----------
Liabilities:
 Payable for capital shares redeemed.............................     45,622
 Administration fees payable.....................................      5,942
 Transfer Agent fees payable.....................................      5,609
 Distribution fees payable.......................................      3,802
 Custody and portfolio accounting fees payable...................      1,645
 Other accrued expenses..........................................     30,843
                                                                  ----------
      Total liabilities..........................................     93,463
                                                                  ----------
      Net assets................................................. $5,803,158
                                                                  ==========
Net Assets Consist of:
 Capital stock, $0.001 par value(a).............................. $      312
 Paid-in capital.................................................  4,868,212
 Accumulated net investment loss.................................    (28,339)
 Undistributed net realized gain on investments
  and foreign currency transactions..............................    133,598
 Net unrealized appreciation of investments and
  and foreign currency transactions..............................    829,375
                                                                  ----------
      Net assets................................................. $5,803,158
                                                                  ==========

Computation of Net Asset Value, Redemption Price and Offering Price Per Share:
 Net assets -- Class A........................................... $3,350,024
                                                                  ==========
 Shares outstanding -- Class A...................................    170,771
                                                                  ==========
 Net asset value and redemption price per share -- Class A.......     $19.62
                                                                      ======
 Offering price per share -- Class A.............................     $20.76
                                                                      ======

 Net assets -- Class B........................................... $2,453,134
                                                                  ==========
 Shares outstanding -- Class B...................................    141,337
                                                                  ==========
 Net asset value and offering price per share -- Class B.........     $17.36
                                                                      ======
 Minimum redemption price per share -- Class B...................     $16.49
                                                                      ======

-------------
(a) 250,000,000 shares authorized.

                      See Notes to Financial Statements.

Flag Investors Top 50 World
--------------------------------------------------------------------------------

Statement of Operations
(Unaudited)

                                                                   For the Six
                                                                  Months Ended
                                                                   February 29,
--------------------------------------------------------------------------------
                                                                       2000
Investment Income:
Investment Income and Expenses allocated from
 Flag Investors Top 50 World Portfolio:
  Dividend income................................................  $  18,907
  Less: Foreign withholding taxes................................       (644)
                                                                   ---------
    Net dividend income..........................................     18,263
  Interest income................................................      6,116
  Expenses.......................................................    (49,241)
                                                                   ---------
    Net investment loss allocated from the
    Flag Investors Top 50 World Portfolio........................    (24,862)
                                                                   ---------
Expenses:
 Administration fees.............................................     37,295
 Transfer Agent fees.............................................     27,349
 Professional fees...............................................     10,421
 Portfolio accounting fees.......................................     10,145
 Registration fees...............................................      8,789
 Reports to Shareholders.........................................      7,458
 Trustees' fees and expenses.....................................      2,239
 Amortization of organization costs..............................      1,256
 Distribution fees -- Class B....................................      8,282
 Service fees -- Class A.........................................      3,854
 Service fees -- Class B.........................................      2,761
 Other expenses..................................................      3,100
                                                                   ---------
    Total expenses...............................................    122,949
 Less: Expense reimbursement of Fund expenses....................   (121,573)
                                                                   ---------
    Net expenses.................................................      1,376
                                                                   ---------
        Net investment loss......................................    (26,238)
                                                                   ---------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign
 Currency allocated from Flag Investors Top 50 World Portfolio:
 Net realized gain (loss) on:
  Investments....................................................    150,752
  Foreign currency transactions..................................     (8,418)
 Net change in unrealized appreciation on:
  Investments....................................................    556,493
  Foreign currency translations..................................        137
                                                                   ---------
Net Realized and Unrealized Gain on Investments and Foreign
 Currency allocated from Flag Investors
  Top 50 World Portfolio.........................................    698,964
                                                                   ---------
Net Increase in Net Assets Resulting From Operations.............  $ 672,726
                                                                   =========


                      See Notes to Financial Statements.

Flag Investors Top 50 World
-------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                       For the Six    For the
                                                       Months Ended  Year Ended
                                                       February 29,  August 31
-------------------------------------------------------------------------------
                                                           2000        1999
                                                        (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment loss.................................. $   (26,238) $    (4,411)
 Net realized gain on investments and foreign
  currency transactions
  Flag Investors Top 50 World Portfolio...............     142,334       72,822
 Net change in unrealized appreciation
  on investments and foreign currency
  translations allocated from
  Flag Investors Top 50 World Portfolio...............     556,630      312,328
                                                       -----------  -----------
 Net increase in net assets resulting from operations.     672,726      380,739
                                                       -----------  -----------
Distributions to Shareholders:
 Dividends from net investment income:
  Class A.............................................          --          (29)
  Class B.............................................          --           (5)
 Distributions from realized gains:
  Class A.............................................     (27,102)      (3,696)
  Class B.............................................     (22,873)      (2,250)
                                                       -----------  -----------
 Total distributions..................................     (49,975)      (5,980)
                                                       -----------  -----------
Capital Share Transactions:
 Net proceeds from shares sold........................   1,853,309    5,644,684
 Net proceeds from dividends and distributions
  reinvested..........................................      48,151        5,761
 Net cost of shares redeemed..........................  (1,627,864)  (1,388,830)
                                                       -----------  -----------
 Net increase in net assets resulting from capital
  share transactions..................................     273,596    4,261,615
                                                       -----------  -----------
    Total increase in net assets......................     896,347    4,636,374
Net Assets:
 Beginning of period..................................   4,906,811      270,437
                                                       -----------  -----------
 End of period........................................ $ 5,803,158  $ 4,906,811
                                                       ===========  ===========
Includes accumulated net
 investment loss of................................... $   (28,339) $    (2,101)
                                                       -----------  -----------

                      See Notes to Financial Statements.

Flag Investors Top 50 World
------------------------------------------------------------------------------

Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                                          For the Six         For the       For the Period
                                                          Months Ended      Year Ended          Ended/1/
                                                          February 29,       August 31,        August 31,
----------------------------------------------------------------------------------------------------------
                                                             2000               1999              1998
                                                         (Unaudited)
Net asset value at beginning of period.............         $17.35             $12.35            $12.50
                                                            ------             ------            ------
Investment operations:
 Net investment income (loss)......................          (0.06)              0.01              0.01
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  allocated from Flag Investors
  Top 50 World Portfolio...........................           2.49               5.18             (0.16)
                                                            ------             ------            ------
 Increase (decrease) from investment
  operations.......................................           2.43               5.19             (0.15)
                                                            ------             ------            ------
Distributions to Shareholders:
 Dividends from net investment income..............             --              0.00/4/              --
 Distributions from net realized gains.............          (0.16)            (0.19)                --
                                                            ------             ------            ------
 Total distributions...............................          (0.16)            (0.19)                --
                                                            ------             ------            ------
Net asset value at end of period...................         $19.62             $17.35            $12.35
                                                            ======             ======            ======
Total Return (based on net asset
 value)/2/.........................................          14.06%/5/          42.19%            (1.20)%/5/
Ratios and Supplemental Data:
 Net assets, end of period (000's).................         $3,350             $2,776            $  181
 Ratios to average net assets:
   Expenses/3/.....................................           1.60%/6/           1.60%             1.60%/6/
   Net investment income (loss)/3/.................          (0.68)%/6/          0.13%             0.13%/6/
 Portfolio Turnover of Flag Investors
  Top 50 World Portfolio...........................             51%/5/             79%              125%/5/

------------
/1/ Commencement of operations: 10/2/97.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 World
    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:
     Expenses to average net assets               6.19%/6/  10.56%   127.49%/6/
     Net investment income to average net assets (5.27)%/6/ (8.83)% (125.76)%/6/ /4/ Amount rounds to less than $0.01.
/5/ Not annualized
/6/ Annualized

                      See Notes to Financial Statements.

Flag Investors Top 50 World
--------------------------------------------------------------------------------

Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                         For the Six       For the         For the Period
                                                         Months Ended    Year Ended            Ended/1/
                                                         February 29,     August 31,          August 31,
---------------------------------------------------------------------------------------------------------
                                                            2000             1999                1998
                                                         (Unaudited)
Net asset value at beginning of period................      $15.43           $11.08             $12.50
                                                            ------           ------             ------
Investment operations:
 Net investment loss..................................       (0.11)           (0.02)             (0.01)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  allocated from Flag Investors
  Top 50 World Portfolio..............................        2.20             4.56              (1.41)
                                                            ------           ------             ------
 Increase (decrease) from investment
  operations..........................................        2.09             4.54              (1.42)
                                                            ------           ------             ------
Distributions to Shareholders:
 Dividends from net investment income.................          --             0.00/4/              --
 Distributions from net realized gains................       (0.16)           (0.19)                --
                                                            ------           ------             ------
 Total distributions..................................       (0.16)           (0.19)                --
                                                            ------           ------             ------
Net asset value at end of period......................      $17.36           $15.43             $11.08
                                                            ======           ======             ======
Total Return (based on net asset
 value)/2/............................................       13.60%/5/        41.14%            (11.36)%/5/
Ratios and Supplemental Data:
 Net assets, end of period (000's)....................      $2,453           $2,131             $   90
 Ratios to average net assets:
  Expenses/3/.........................................        2.35%/6/         2.35%              2.35%/6/
  Net investment loss/3/..............................       (1.43)%/6/       (0.64)%            (0.84)%/6/
 Portfolio Turnover of Flag Investors
  Top 50 World Portfolio..............................          51%/5/           79%               125%/5/

------------
/1/ Commencement of operations: 5/4/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 World
    Portfolios' expenses net of expense reimbursments. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                 6.90%/6/      12.29%      128.24%/6/
     Net investment income to average net assets   (5.98)%/6/    (10.58)%    (126.73)%/6/

/4/ Amount rounds to less than $0.01.
/5/ Not annualized
/6/ Annualized

                      See Notes to Financial Statements.

Flag Investors Top 50 World
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Funds, Inc. (the "Company") (re-named from Deutsche Funds, Inc. effective January 18, 2000) were incorporated in Maryland on May 22, 1997. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Funds"). The accompanying financial statements and notes relate to Flag Investors Top 50 World (the "Fund").

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Flag Investors Top 50 World Portfolio (US Dollar) (formerly the Deutsche Top 50 World Portfolio, the "Portfolio"), which has substantially the same investment objective as the Fund. The Portfolio is a series of the Flag Investors Portfolios Trust (formerly, Deutsche Portfolios, the "Portfolio Trust"), a New York business trust, registered under the 1940 Act as an open-end investment management company comprised of seven portfolios. The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with this report.

  The Fund offers two classes of shares to investors, Class A and Class B. Both classes of shares are subject to a Distribution fee and Class B Shares are also subject to a Service fee. Each Class will bear its respective portion of the Service and Distribution fees. The Fund commenced operations during October 1997.

  The Company prepares its financial statements in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

  Valuation

     The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio. As of February 29, 2000, the Fund had a beneficial interest of 16.3% in the net assets of the Portfolio. At February 29, 2000, the remaining interest in the Portfolio was held by a similar fund of Deutsche Global Funds Ltd., an offshore company and an affiliate of the Company.

Flag Investors Top 50 World
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Income, Expenses and Realized and
  Unrealized Gains and Losses

     The Fund records its proportionate share of the investment income, including accretion of discount and amortization of premium, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis based upon the amount of its investment in the Portfolio. The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than Class specific expenses), and realized and unrealized gains and losses allocated from the Portfolio are further allocated to each Class of shares based on their relative net asset value.

  Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Accordingly, the Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its net taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains, the Fund would not be subject to U.S. federal excise tax. Accordingly, no provision for U.S. federal income and excise tax is required.

  Distributions to Shareholders

     Dividends from net investment income of the Fund are declared and paid at least annually. Capital gains of the Fund, if any, are distributed at least annually. However, to the extent that the net realized gains of the Fund can be reduced by any capital loss carryforwards of the Fund, such gains will not be distributed. Dividends and capital gains distributions are distributed in U.S. dollars. The Fund records all dividends and distributions to shareholders on ex-dividend date.

     Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or

Flag Investors Top 50 World
-------------------------------------------------------------------------------

NOTE 1 -- concluded

  permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ("DFM") and are being reimbursed by the Fund. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Fund. The amount paid by the Fund on any redemption by ICC Distributors, Inc. (or any subsequent holder) of the Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization costs of the Fund.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  For the period covered by these financial statements, the Company retained the services of Federated Services Company ("Federated") as administrator. Under the Administration Agreement, Federated assisted in the operations of the Funds, subject to the direction and control of the Board of Directors of the Company. For its services, Federated receives a fee from the Fund, which is computed daily and paid monthly, at an annual rate of 0.065% of the average daily net assets of the Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year. Federated, in its capacity as operations agent for the Portfolio and Administrator of the Fund, received a minimum fee of $37,500 for the first six months of the Fund's fiscal year ended August 31, 2000. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve an administration agreement between Investment Company Capital Corp. ("ICCC") and the Company, replacing Federated Services Company, effective April 7, 2000.

  The Company has entered into a distribution agreement with ICC Distributors, Inc. ("ICC Distributors"). ICC Distributors serves as principal distributor for shares of the Fund. Class A Shares and Class B Shares pay a distribution fee to the Distributor in an amount computed at an annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of the Fund represented by Class A Shares and Class B Shares to finance any activity that is principally intended to result in the sale of each such class of shares. The Fund will pay to ICC Distributors, for the provision of certain services to the holders of Class B

Flag Investors Top 50 World
-------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 2 -- concluded
Shares, a Service fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of shares. Prior to December 20, 1999 Edgewood Services Inc. served as distributor for the Fund.

  For the period covered by these financial statements, Federated Shareholder Services Company served as the transfer agent and dividend disbursing agent for the Fund. IBT Fund Services (Canada) Inc. provides fund accounting services to the Fund. Investors Bank and Trust Company (Boston) acts as the sub-administrator for the Fund and as the custodian of the Fund's assets. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve a transfer agent agreement between ICCC, an affiliate of Deutsche Bank AG, and the Company, replacing Federated Shareholder Services Company, effective April 7, 2000.

  Expense Reimbursements

  By an Expense Limitation agreement dated October 14, 1999, between the Company and DFM, DFMhas agreed to waive its fees and reimburse expenses to the Fund in order to limit the total operating expenses of the Fund (which includes expenses of the Fund and its pro-rata portion of expenses of the Portfolio), at not more than 1.60% and 2.35% of the average daily net assets of Class A Shares and Class B Shares, respectively, through the year ending December 31, 2000.

  For the six months ended February 29, 2000, DFM voluntarily reimbursed $121,573 to the Fund pursuant to this undertaking.

NOTE 3 -- Concentration of Ownership

  From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

Flag Investors Top 50 World
-------------------------------------------------------------------------------

NOTE 4 -- Capital Share Transactions

  The Fund is authorized to issue up to 250,000,000 shares of $0.001 par value capital stock. Transactions in capital stock were as follows for the following periods:

                                                Period Ended
                                              February 29, 2000               Year Ended
                                                 (Unaudited)               August 31, 1999
                                           ----------------------        -------------------
                                           Shares          Amount        Shares       Amount
                                           ------          ------        ------       ------
Capital Shares -- Class A:
 Shares sold......................         76,278        $ 1,367,685    225,999    $ 3,695,241
 Reinvestment of dividends
  and distributions...............          1,395             26,666        224          3,508
 Shares redeemed..................        (66,928)        (1,190,086)   (80,839)    (1,325,130)
                                          -------        -----------    -------    -----------
 Net increase (decrease)..........         10,745        $   204,265    145,384    $ 2,373,619
                                          -------        -----------    -------    -----------

Capital Shares -- Class B:
 Shares sold......................         29,596        $   485,624    134,071    $ 1,949,443
 Reinvestment of dividends
  and distributions...............          1,268             21,485        161          2,253
 Shares redeemed..................        (27,673)          (437,779)    (4,175)       (63,700)
                                          -------        -----------    -------    -----------
 Net increase (decrease)..........          3,191        $    69,330    130,057    $ 1,887,996
                                          -------        -----------    -------    -----------

NOTE 5 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  See Notes to the Financial Statements of the Flag Investors Top 50 World Portfolio included elsewhere in this report for discussion of off-balance sheet risk and concentration of credit risk.

Flag Investors Top 50 World
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Top 50 World shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.         To elect the Flag Investors Portfolios Trust Board of Trustees

                                          Shares          Shares Voted
                                         Voted For          Withheld
                                         ---------        ------------
           Mr. Richard R. Burt            244,993             2,930
           Mr. Richard T. Hale            244,993             2,930
           Mr. Joseph R. Hardiman         244,993             2,930
           Mr. Louis E. Levy              244,993             2,930
           Mr. Eugene J. McDonald         244,993             2,930
           Ms. Rebecca W. Rimel           244,993             2,930
           Mr. Truman T. Semans           244,993             2,930
           Mr. Robert H. Wadsworth        244,993             2,930

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                   For              Against                 Abstain
                   ---              -------                 -------
                 247,169               0                      754

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                   For              Against                 Abstain
                   ---              -------                 -------
                 244,210             2,959                    754

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                   For              Against                 Abstain
                   ---              -------                 -------
                 243,836             3,021                   1,066

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                   For              Against                 Abstain
                   ---              -------                 -------
                 243,905             2,959                   1,059

4.A.(ii).  To approve a new investment sub-advisory agreement between DWS
           International Portfolio Management and Investment Company Capital
           Corp.

                   For              Against                 Abstain
                   ---              -------                 -------
                 243,855             2,961                   1,127

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

Portfolio of Investments                                       February 29, 2000
(Unaudited)


Shares                                          Security                                          Market Value
--------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.5%

Australia -- 2.7%
      65,000                    News Corporation Ltd. (The)........................               $   947,070
                                                                                                  -----------
Finland -- 3.2%
       5,750                    Nokia Oyj..........................................                 1,146,270
                                                                                                  -----------
France -- 5.6%
       4,700                    AXA................................................                   590,687
         945                    L'OREAL............................................                   627,957
       6,000                    Total SA - Series B................................                   794,516
                                                                                                  -----------
                                                                                                    2,013,160
                                                                                                  -----------
Germany -- 6.0%
       2,750                    Allianz AG.........................................                   959,246
       8,900                    Daimler-Chrysler AG................................                   603,409
       4,600                    Schering AG........................................                   553,311
                                                                                                  -----------
                                                                                                    2,115,966
                                                                                                  -----------
Hong Kong -- 1.8%
      55,600                    HSBC Holdings Plc..................................                   637,598
                                                                                                  -----------
Japan -- 11.0%
      31,000                    Fujitsu Ltd. ......................................                 1,029,572
          59                    Nippon Telegraph & Telephone Corp. ................                   816,015
       4,100                    Sony Corp. ........................................                 1,212,466
      18,000                    Yamanouchi Pharmaceutical Co., Ltd. ...............                   859,873
                                                                                                  -----------
                                                                                                    3,917,926
                                                                                                  -----------
Netherlands -- 0.9%
       7,100                    Unilever NV........................................                   323,079
                                                                                                  -----------
Sweden -- 3.4%
      12,800                    Telefonaktiebolaget LM Ericsson....................                 1,225,232
                                                                                                  -----------


                      See Notes to Financial Statements.

Flag Investors Top 50 World Portfolio (US Dollar)
-------------------------------------------------------------------------------

Portfolio of Investments (continued)                          February 29, 2000
(Unaudited)

Shares                                          Security                                            Market Value
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK -- (continued)

Switzerland -- 3.7%
         265                    Nestle SA .........................................               $   446,535
         160                    Novartis AG .......................................                   203,570
          63                    Roche Holding AG ..................................                   678,531
                                                                                                  -----------
                                                                                                    1,328,636
                                                                                                  -----------
Taiwan -- 2.8%
      16,800                    Taiwan Semiconductor Manufacturing
                                 Co. Ltd. - ADR/1/ ................................                 1,004,850
                                                                                                  -----------
United Kingdom -- 8.2%
      55,000                    BP Amoco Plc ......................................                   423,289
      31,500                    Cable & Wireless Plc ..............................                   653,937
      32,500                    Glaxo Wellcome Plc ................................                   778,852
      66,000                    Shell Transport & Trading Co. .....................                   453,766
     112,295                    Vodafone Group Plc ................................                   629,786
                                                                                                  -----------
                                                                                                    2,939,630
                                                                                                  -----------
United States -- 45.2%
      20,300                    Abbott Laboratories ...............................                   664,825
      12,750                    America Online, Inc./1/ ...........................                   752,250
       5,300                    American Express Co. ..............................                   711,194
      13,700                    Bristol-Myers Squibb Co. ..........................                   778,331
       6,200                    Chevron Corp. .....................................                   463,063
       5,850                    Cisco Systems, Inc./1/ ............................                   773,297
      13,700                    Citigroup, Inc. ...................................                   708,119
       7,800                    Coca-Cola (The) Co. ...............................                   377,813
      11,250                    Colgate-Palmolive Co. .............................                   587,109
       7,600                    EMC Corp./1/ ......................................                   904,400
       9,800                    Enron Corp. .......................................                   676,200
       6,900                    Exxon Mobil Corp. .................................                   519,656
      13,800                    Gillette Co. ......................................                   486,450
      15,300                    Halliburton Co. ...................................                   584,269
       5,600                    International Business Machines Corp. .............                   571,200
       6,300                    Johnson & Johnson .................................                   452,025
      13,800                    Lucent Technologies, Inc. .........................                   821,100
      13,500                    McDonald's Corp. ..................................                   426,094


                      See Notes to Financial Statements.

Flag Investors Top 50 World Portfolio (US Dollar)
-------------------------------------------------------------------------------

Shares                                          Security                                            Market Value
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK -- (continued)

United States -- (Continued)
      17,900                    MCI Worldcom, Inc./1/ .................................           $   798,788
      15,000                    Medtronic, Inc. .......................................               726,563
       6,050                    Microsoft Corp./1/ ....................................               540,719
      29,500                    Pfizer, Inc. ..........................................               947,688
       6,750                    Procter & Gamble (The) Co. ............................               594,000
       8,400                    Schlumberger Ltd. .....................................               620,550
      19,500                    Walt Disney (The) Co. .................................               653,250
                                                                                                  -----------
                                                                                                   16,138,953
                                                                                                  -----------
                                Total Common Stock (Cost - $28,129,505) ...............            33,738,370
                                                                                                  -----------
PREFERRED STOCK -- 2.8%

Germany -- 2.8%
       1,210                    SAP AG ................................................             1,010,890
                                                                                                  -----------
                                Total Common Stock  (Cost -- $535,510) ................             1,010,890
                                                                                                  -----------

Total Investments (Cost -- $28,665,015) .....................................       97.3%          34,749,260
Other Assets in Excess of Liabilities .......................................        2.7%             977,695
                                                                                   -----          -----------
Net Assets ..................................................................      100.0%         $35,726,955
                                                                                   =====          ===========

----------
/1/ Non-income producing security.
ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

Flag Investors Top 50 World Portfolio (US Dollar)
-------------------------------------------------------------------------------


                                       Percentage of
Industry Sector (Unaudited)             Net Assets
-----------------------------------------------------

Pharmaceuticals.........................  15.3%
Oil & Gas...............................  11.1%
Computer Software & Processing..........   9.3%
Communications..........................   9.0%
Telephone Systems.......................   8.1%
Cosmetics & Personal Care...............   6.4%
Computers & Information.................   6.3%
Electronics.............................   6.2%
Financial Services......................   5.6%
Medical Supplies........................   3.3%
Beverages, Food & Tobacco...............   3.2%
Insurance...............................   2.7%
Media - Broadcasting & Publishing.......   2.7%
Entertainment & Leisure.................   1.8%
Banking.................................   1.8%
Automotive..............................   1.7%
Commercial Services.....................   1.6%
Restaurants.............................   1.2%
Other assets in excess of liabilities...   2.7%
                                         -----
                                         100.0%
                                         =====

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                            February 29, 2000
(Unaudited)

----------------------------------------------------------------------------------
Assets:
 Investments, at value.............................................   $34,749,260
 Cash..............................................................     1,831,683
 Dividends receivable..............................................        32,930
 Interest receivable...............................................         2,745
 Receivable for investments sold...................................        65,612
 Receivable for Investors' Beneficial Interest for contributions...        42,268
 Deferred organization costs.......................................        34,090
                                                                      -----------
  Total assets.....................................................    36,758,588
                                                                      -----------
Liabilities:
 Payable for investments purchased.................................       863,075
 Due to Custodian..................................................        38,013
 Payable to Investors' Beneficial Interest for withdrawals.........        45,622
 Investment management fees payable................................        20,725
 Custody and portfolio accounting fees payable.....................           141
 Administration fees payable.......................................         9,129
 Organization costs payable........................................        35,138
 Other accrued expenses............................................        19,790
                                                                      -----------
  Total liabilities................................................     1,031,633
                                                                      -----------
  Net assets.......................................................   $35,726,955
                                                                      ===========
Net Assets:
 Applicable to Investors' Beneficial Interests.....................   $35,726,955
                                                                      ===========
 Cost of investments...............................................   $28,665,015
                                                                      ===========


                       See Notes to Financial Statements.

Flag Investors Top 50 World Portfolio (US Dollar)
-------------------------------------------------------------------------------

Statement of Operations
(Unaudited)

                                                               For the Six
                                                               Months Ended
                                                               February 29,
-------------------------------------------------------------------------------
                                                                   2000
Investment Income:
 Dividend income...........................................    $  103,992
 Less: foreign withholding taxes...........................        (3,554)
                                                               ----------
  Net dividend income......................................       100,438
 Interest income...........................................        32,539
 Less: interest expense....................................        (1,084)
                                                               ----------
  Total income.............................................       131,893
                                                               ----------
Expenses:
 Investment management fees................................       143,901
 Custody and portfolio accounting fees.....................        37,821
 Operations agent fees.....................................        29,835
 Administration fees.......................................        24,656
 Professional fees.........................................        13,206
 Amortization of organization costs........................         6,574
 Trustees' fees and expenses...............................         2,486
 Other expenses............................................         6,582
                                                               ----------
  Total expenses...........................................       265,061
                                                               ----------
  Net investment loss......................................      (133,168)
                                                               ----------
Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency:
 Net realized gain (loss) on:
  Investments..............................................       892,261
  Foreign currency transactions............................       (47,939)
 Net change in unrealized appreciation on:
  Investments..............................................     2,772,748
  Foreign currency translations............................         1,971
                                                               ----------
Net Realized and Unrealized Gain on Investments and
 Foreign Currency..........................................     3,619,041
                                                               ----------
Net Increase in Net Assets Resulting from Operations.......    $3,485,873
                                                               ==========

                      See Notes to Financial Statements.

Flag Investors Top 50 World Portfolio (US Dollar)
------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                           For the Six      For the
                                                          Months Ended     Year Ended
                                                           February 29,    August 31
---------------------------------------------------------------------------------------
                                                              2000            1999
                                                           (Unaudited)
Increase (Decrease) In Net Assets:
Operations:
 Net investment loss.....................................  $  (133,168)   $  (228,732)
 Net realized gain on investments and
  foreign currency transactions..........................      844,322        440,601
 Net change in unrealized appreciation on
  investments and foreign currency translations..........    2,774,719      4,022,817
                                                           -----------    -----------
 Net increase in net assets
  resulting from operations..............................    3,485,873      4,234,686
                                                           -----------    -----------
Capital Transactions:
 Proceeds from contributions.............................   13,399,632     13,610,609
 Withdrawals.............................................   (4,559,289)    (4,245,807)
                                                           -----------    -----------
 Net increase in net assets from capital transactions....    8,840,343      9,364,802
                                                           -----------    -----------
  Total increase in net assets...........................   12,326,216     13,599,488
Net Assets:
 Beginning of period.....................................   23,400,739      9,801,251
                                                           -----------    -----------
 End of period...........................................  $35,726,955    $23,400,739
                                                           ===========    ===========

                      See Notes to Financial Statements.

Flag Investors Top 50 World Portfolio (US Dollar)
------------------------------------------------------------------------------

Financial Highlights

                                             For the Six   For the    For the Period
                                            Months Ended  Year Ended     Ended/1/
                                            February 29,  August 31,    August 31,
------------------------------------------------------------------------------------
                                                2000         1999        1998
                                            (Unaudited)
Ratios/Supplemental Data:
 Net assets, end of period (000's)......... $35,727       $23,401      $9,801
 Ratio of expenses to average net assets
  before interest expense..................    1.84%/2/      2.98%       3.75%/2/
 Ratio of interest expense to average
  net assets...............................    0.01%/2/      0.00%/3/      --
 Ratio of expenses to average net
  assets after interest expense............    1.85%/2/      2.98%       3.75%/2/
 Ratio of net investment loss to
  average net assets.......................   (0.93)%/2/    (1.49)%     (1.75)%/2/
 Portfolio turnover........................      51%/4/        79%        125%/4/

------------
/1/ Commencement of operations:  10/2/97.
/2/ Annualized
/3/ Amount rounds to less than 0.01%.
/4/ Not Annualized

                      See Notes to Financial Statements.

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Portfolios Trust ("Portfolio Trust") (re-named from Deutsche Portfolios on January 18, 2000) was organized on June 20, 1997, as a business trust under the laws of the State of New York. The Portfolio Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the Top 50 World Portfolio (US Dollar) (the "Portfolio").

  The investment manager (the "Manager") of the Portfolio is Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is high capital appreciation, and as a secondary objective, reasonable dividend income. The Portfolio commenced operations on October 14, 1997.

  The Portfolio operates under a "Hub and Spoke/(R)/" structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio ("Hub and Spoke/(R)/" is a registered service mark of Signature Financial Group, Inc.). From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

  The beneficial interest holders of the Portfolio at February 29, 2000 were as follows:

  Flag Investors Top 50 World ........... 16.3%
  Deutsche Top 50 World.................. 83.7%
                                         -----
                                         100.0%
                                         =====

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Valuation

     Securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on a foreign exchange considered by the Manager to be the primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Manager determines the listing exchange is not the primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market. Debt securities with a remaining maturity of less than 60 days and Money Market instruments are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the amount due at maturity and cost.

     Debt securities with a maturity of 60 days or more are valued based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. Securities for which market quotations are not readily available, are valued in good faith in accordance with fair valuation procedures adopted by the Trustees of the Portfolio Trust.

  Investment Transactions

     Investment transactions are recorded on trade date. Cost of securities sold is calculated using the identified cost method. Dividend income is recorded on ex-dividend date and interest income, including the accretion of discounts and amortization of premiums is recorded daily on an accrual basis. Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.

  Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts with various counterparties for purposes of hedging its existing portfolio of investments and settling foreign investment transactions. Forward foreign currency contracts are over-the-counter contracts for delayed delivery of securities or currency in which the

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 1 -- continued

  buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or payments to) the close-out of the contract and the original contract price.

  Futures Contracts

     The Portfolio may enter into future contracts to hedge against market fluctuations or to speculate on future market conditions. A futures contract is an agreement between a buyer and a seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date) or to make or receive a cash payment based on the value of a securities index. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount equal to a certain percentage of the face value indicated in the futures contract ("initial margin"). Subsequent payments ("variation margin") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or index. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the contract to buy.

  Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currency amounts are translated at the spot foreign currency exchange rate in effect at the time net assets are valued. Purchases and sales of investment securities, income and expenses are reported at the prevailing exchange rate on the respective days of such transactions. The resultant realized and unrealized gains and losses arising from exchange rate fluctuations are identified separately in the Statements of Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments.

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- concluded

     Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin. These include, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

  Federal Income Taxes

     The Portfolio is treated as a partnership under the U.S. Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any U.S. federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.

  Expenses

     Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios based on relative net asset value.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Portfolios Trust were paid initially by DFM and are being reimbursed by the Portfolio. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolio.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  The Portfolios Trust has entered into an Investment Management Agreement (the "Management Agreement") with DFM. DFM retains overall responsibility for supervision of the investment management program for the Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to DWS International Portfolio Management GmbH ("DWS") as investment adviser (the "Adviser") to the Portfolio. As compensation for the services rendered by DFM under the Management Agreement with the Portfolio, DFM receives a fee from the Portfolio at an annualized rate of 1.00% of the average daily net assets, which is computed daily and paid monthly.

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 2 -- concluded

  For the six months ended February 29, 2000 DFM's advisory fee was $143,901 for services provided on behalf of the Portfolio.

  The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DWS receives a fee, paid by DFM which is based on the average daily net assets of the Portfolio.

  For the period covered by these financial statements, the Portfolio Trust retained Federated Services Company ("Federated") as operations agent to the Portfolio. As operations agent of the Portfolio, Federated received a fee from the Portfolio, which was computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of the Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 annually. At a meeting held on January 31, 2000 the Board of Trustees of the Portfolio Trust adopted a resolution to approve an administration agreement between Investment Company Capital Corp. and the Portfolio Trust, replacing Federated Services Company, effective April 7, 2000.

  The Portfolio Trust entered into an agreement with IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)"). Pursuant to that agreement, IBT (Cayman) provides sub-administrative services to the Portfolio, for which it receives a fee, which is computed daily and paid monthly, at an annual rate of 0.025% on the first $200 million, 0.02% on the next $800 million and 0.01% on assets in excess of $1 billion, subject to a minimum of $40,000 during the first year of the Portfolio's operations, $45,000 in the second year of operations and $50,000 in the third year. Investors Bank and Trust Company (Boston) acts as the custodian of the Portfolio's assets.

  For the six months ended February 29, 2000, affiliates of Deutsche Bank AG received $3,214 in brokerage commissions from Flag Investors Top 50 World Portfolio as a result of executing agency transactions in portfolio securities.

  Certain Trustees and officers of the Portfolio are affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

  During the six months ended February 29, 2000, certain portfolios of the Portfolio Trust purchased/sold securities to/from other portfolios within the Portfolios Trust and other entities of the Manager at prevailing market values and in accordance with procedures approved by the Board of Trustees of the Portfolios Trust.

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 3 -- Investment Portfolio Transactions

  Cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were as follows:

  Purchases
  U.S. Government........  $        --
  Non-U.S. Government....   23,802,842
                           -----------
  Total..................  $23,802,842
                           ===========

  Sales
  U.S. Government........  $        --
  Non-U.S. Government....   14,068,042
                           -----------
  Total..................  $14,068,042
                           ===========

  At February 29, 2000, the cost of investments, unrealized appreciation, and unrealized depreciation of investments for U.S. federal income tax purposes was $28,665,015, $7,233,697 and $1,149,452, respectively.

NOTE 4 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  The Statements of Assets and Liabilities include the market or fair value of contractual commitments involving forward settlement and futures contracts. These instruments involve elements of market risk in excess of amounts reflected on the Statements of Assets and Liabilities.

  Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward foreign currency and futures contracts include both purchase and sale commitments. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the Portfolio's Statements of Assets and Liabilities. Credit risk is measured by the loss the Portfolio would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolio. Because the Portfolio enters into forward foreign currency contracts, credit risk exists with counterparties. It is the policy of the Portfolio to transact the majority of its securities activity with broker-dealers, banks and regulated exchanges that the Manager considers to be well established.

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 5 -- Line of Credit Agreement

  The Portfolios Trust has established a revolving line of credit with Investors Bank and Trust Company ("IBT"). Borrowing under the line of Credit may not exceed the lesser of $15,000,000 or 33% of the total assets of the Portfolios Trust. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.07% per annum on the difference between $15,000,000 and the average daily amount of outstanding borrowings. During the six months ended February 29, 2000, the Portfolio periodically utilized the line of credit and incurred interest expense as disclosed in the Statements of Operations. The weighted average interest rate paid by the Portfolios Trust was 5.90% and the maximum and average amount of the loans outstanding during the borrowing period was $13,985,293 and $1,484,271, respectively. At February 29, 2000, the Portfolio had no debt outstanding under the line of credit agreement.

Flag Investors Top 50 World Portfolio (US Dollar)
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Top 50 World Portfolio (US Dollar) shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.         To elect the Flag Investors Portfolios Trust Board of Trustees

                                       Shares      Shares Voted
                                      Voted For      Withheld
                                      ---------    ------------
           Mr. Richard R. Burt         975,356        11,651
           Mr. Richard T. Hale         975,356        11,651
           Mr. Joseph R. Hardiman      975,356        11,651
           Mr. Louis E. Levy           975,356        11,651
           Mr. Eugene J. McDonald      975,356        11,651
           Ms. Rebecca W. Rimel        975,356        11,651
           Mr. Truman T. Semans        975,356        11,651
           Mr. Robert H. Wadsworth     975,356        11,651

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                  For                Against                Abstain
                  ---                -------                -------
                984,036                 0                    2,971

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                  For                Against                Abstain
                  ---                -------                -------
                972,208               11,828                 2,971

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                  For                Against                Abstain
                  ---                -------                -------
                970,724               12,038                 4,244

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                  For                Against                Abstain
                  ---                -------                -------
                971,016               11,754                 4,237

4.A.(ii).  To approve a new investment sub-advisory agreement between DWS
           International Portfolio Management and Investment Company Capital
           Corp.

                  For                Against                Abstain
                  ---                -------                -------
                970,724               11,756                 4,527

------------------------------------------------------------------------------
  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
------------------------------------------------------------------------------

                             [FLAG INVESTORS LOGO]


                                   Balanced

                               Value Builder Fund

                                     Growth

                              Equity Partners Fund
                              Emerging Growth Fund

                                   Specialty

                              Communications Fund
                          Real Estate Securities Fund

                                 International

                           International Equity Fund
                             European Mid-Cap Fund
                              Japanese Equity Fund

                                Top 50 Strategy

                                  Top 50 World
                                 Top 50 Europe
                                  Top 50 Asia
                                   Top 50 US

                                  Fixed Income

                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                Tax-Free Income

                         Managed Municipal Fund Shares

                                  Money Market

                           Cash Reserve Prime Shares

                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com

                             ICC Distributors, Inc.



                                                                TOP50WSA(4/00)

                             [FLAG INVESTORS LOGO]

                                  Top 50 Asia

                              Semi-Annual Report

                               February 29, 2000

Report Highlights
-------------------------------------------------------------------------------

 . The Fund's Class A shares produced a total return of 42.37% for the six months ended February 29, 2000, outperforming the MSCI Pacific Ex-Japan Index return of 8.52% for the same time period.

 . The Asian and Pacific Rim markets continued their rally back from 1998's global economic woes primarily due to falling domestic interest rates, stable currencies, strong domestic consumption, and improving exports. Japan had a particularly strong showing. Overall, telecommunications and technology companies produced the strongest performance.

 . The Fund's strong outperformance was primarily due to its overweightings in the technology and telecommunications sectors and to strong stock selection across the market sectors, as we seek only the most competitive, high quality companies and maintain a focused portfolio of 50 stocks.

 . We expect Asian markets to continue to perform well based on exponential growth of the technology industry and improving global and regional economic growth. Still, the year 2000 may be a year of stabilization for the Asian equity markets, wherein we see some profit-taking and consolidation following a strong rally. The primary risk to the Asian region is that of the Japanese economy falling back into a recession.

Fund Performance
------------------------------------------------------------------------------

Flag Investors Top 50 Asia -- Class A

                                                Cumulative Total Returns              Average Annual Total Returns
                                        ---------------------------------------      -------------------------------
                                           Past 6    Past 1    Since inception       Past 1          Since inception
  Periods ended February 29, 2000          months     year        10/14/97           year               10/14/97
--------------------------------------------------------------------------------------------------------------------
  Top 50 Asia -
   Class A Shares/1/                        42.37%   141.66%       114.29%           128.37%             34.54%
--------------------------------------------------------------------------------------------------------------------
  MSCI Pacific
   Ex-Japan Index/2/                         8.52%    33.07%        20.90%            33.07%              8.49%
--------------------------------------------------------------------------------------------------------------------
  Lipper Pacific Region
   Funds Average/3/                         29.76%    90.11%        53.84%            90.11%             19.71%
--------------------------------------------------------------------------------------------------------------------

---------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MSCI Pacific Ex-Japan Index is a broad-based market index of Asia-
    Pacific (except Japan) equity securities. This Index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Flag Investors Top 50 Asia -- Class B

                                                 Cumulative Total Returns             Average Annual Total Returns
                                        ---------------------------------------      -------------------------------
                                           Past 6    Past 1    Since inception       Past 1          Since inception
  Periods ended February 29, 2000          months     year         5/5/98             year               5/5/98
--------------------------------------------------------------------------------------------------------------------
  Top 50 Asia -
   Class B Shares/1/                        41.90%   140.20%       140.87%           128.37%             58.42%
--------------------------------------------------------------------------------------------------------------------
  MSCI Pacific
   Ex-Japan Index/2/                         8.52%    33.07%        24.90%            33.07%             12.92%
--------------------------------------------------------------------------------------------------------------------
  Lipper Pacific Region
   Funds Average/3/                         29.76%    90.11%        78.37%            90.11%             36.15%
--------------------------------------------------------------------------------------------------------------------

----------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MSCI Pacific Ex-Japan Index is a broad-based market index of Asia-
    Pacific (except Japan) equity securities. This Index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present you with this newly-designed semi-annual report for Flag Investors Top 50 Asia (the "Fund") (formerly Deutsche Top 50 Asia), providing a more detailed review of the markets, the portfolio in which the Fund invests (the "Portfolio"), and our outlook -- all in an easier-to-read format. We continue to include a complete financial summary of the Fund's operations and listing of the Portfolio's holdings.

Fund Performance

  For the first half of the fiscal year, the Fund significantly outperformed its benchmark. The Fund's Class A shares produced a return of 42.37% for the six months ended February 29, 2000, as compared to 8.52% for the MSCI Pacific Ex-Japan Index. The Fund's Class B shares produced a semi-annual return of 41.90%.

  This strong outperformance was primarily due to the Fund's overweighting in the technology and telecommunications sectors and to strong stock selection across the market sectors. We continued to seek Asia's highest quality companies that are best poised to capitalize on the competitive positioning of their country, that tap Asia's growth potential, and that will lead their respective industries within Asia. Based on careful monitoring of the ever-shifting group of top 50 Asian companies, portfolio activity during the semi-annual period was somewhat higher than usual.

For example, we sold Hong Kong's Cheung Kong Infrastructure and replaced it with Infosys Technologies, Ltd., India's fifth largest software exporter. We expect that Infosys is capitalizing on the strong growth of the software industry and the internet in particular, and thus has strong upward potential. We sold Japan's Bridgestone and Minebea, as a strong yen was damaging the former's international competitiveness and the latter was negatively affected by pricing pressure on PC component producers. We replaced those holdings with Murata Manufacturing and Rohm, both Japanese equities. Murata is a leading producer of capacitors and ceramic filters for the strong growing mobile communications industry, and Rohm is a leading producer for mainline customized ICs, well known for development prowess and strong cost competitiveness. Both of these companies benefited from the strong demand for telecommunications equipment products.

--------------------------------------------------------------------------------

  Outside of the technology and telecommunications sectors, we sold Australia's AMP, Hong Kong's Jardine Matheson, Korea's Samsung Display Devices, and Japan's Shiseido. We replaced these stocks with Australia's News Corporation, a well-positioned media company; Australia's Rio Tinto, an international mining company that should benefit from stronger commodity prices if economic growth in Europe, Japan and Asia picks up as expected; Australia's National Mutual, a subsidiary of France's insurance company AXA; and Japan's Yamanouchi Pharmaceuticals, which holds important patents and an outstanding production pipeline.

  In addition to Infosys Technologies and some of the other new additions to the Fund, performance winners for the portfolio were largely found amongst the Fund's telecommunications and technology holdings. These included NTT Mobile Communications, Softbank, China Telecom, and Asustek Computer. The announcement of Sony's digitalization and networking strategy stimulated its stock's performance as did hopes of a successful sales start for its new Playstation 2 product. Another top performer for the Fund was Toyota Motor Corp, which published its restructuring plans. Toyota also continued to play an important role in the consolidation process of the Japanese telecommunications industry, because it has a major holding in one of the merger candidates.

  Weaker performers in the portfolio included India's Dr. Reddys Laboratories and ITC, both of which saw profit-taking after reaching all-time highs. Others were Korea's LG Electronics and Korea Electric Power, Singapore's GP Batteries, and Hong Kong's Cathay Pacific Airways. We continue to hold these stocks in the Fund's portfolio.

Investment Environment

  As a whole, Asia ex-Japan rose 8.52% in U.S. dollar terms and Japan rose 14.24% in U.S. dollar terms during the semi-annual period. The Asian and Pacific Rim markets continued their rally back from 1998's global economic woes primarily due to falling domestic interest rates, stable currencies, strong domestic consumption, and improving exports.

  Japan had a particularly strong showing, with its equity market rising on strong foreign buying and ongoing gains in business sentiment. The bullishness arose after several companies, including Sony, announced restructuring plans, with the goal of increasing profitability. The announcement of a mega-merger among three major Japanese banks was a much-needed step in the restructuring of the

Letter to Shareholders (concluded)
-------------------------------------------------------------------------------

Japanese banking system. By December, Japanese technology stocks rallied on continued strength in the U.S. economy. Ongoing strong demand for Japanese products was forecast.

  Encouraged by investor confidence of economic recovery in the region, other Asian equity markets also performed well for the semi-annual period. Hong Kong's equity market rose, as investors became more optimistic about corporate earnings. Singapore, Australia, and New Zealand were also among the stronger performing markets in the region. Conversely, Taiwan's equity market was volatile during the period due to Chinese threats to use military force in case Taiwan declares independence.

  Overall, telecommunications and technology companies produced the strongest performance. A revaluation of cellular phone operators worldwide, strong demand for telecommunications equipment and internet-related products, a very positive growth outlook, and high liquidity inflows into these sectors combined to push many of these companies' stocks to new all-time highs. Semiconductor stocks in particular benefited from high demand for chips.

Looking Ahead

  Going forward, several factors lead us to a generally optimistic outlook for the Asian markets. The recent exponential growth of the technology industry continues to impact equity investments worldwide. Furthermore, economic growth continues to improve globally, a positive indicator, in our view, that corporate profits will do likewise. Within Asia itself, GDP growth remains above world average, inflation minimal, and interest rates relatively stable. The year 2000 may be a year of stabilization for the Asian equity markets, wherein we see some profit-taking and consolidation following a strong rally.

  In Japan, the forces of modernization will likely continue their battle against the inertial forces of "Japan, Inc." Following Japan's best annual stock market performance since 1986 in the calendar year 1999, global investors, still underweight this market, may continue to provide positive price pressure in coming months, as Japan continues to seek to control costs, improve productivity, and increase the viability of its banks. Outside of Australia and New Zealand, the rest of developed Asia may, in our view, increasingly look to the U.S. this year, both as a market for its exports as well as an economic bellwether, especially given the strong links between their currencies and the dollar.

--------------------------------------------------------------------------------

  China/Taiwan tensions continue to impact the region's equity markets, but in our view, once the upcoming elections are over, this negative factor will dissipate. Rather, the more significant risk to the Asian region is that of the Japanese economy falling back into a recession.

  Given this outlook, we intend to maintain the Fund's overweighting in the technology, telecommunications, and media sectors. We have seen a significant shift in the Asian equity markets from property stocks, which have gone from approximately 50% of the region's indices three years ago to approximately 20% currently, to technology and telecommunications stocks, which have become an increasingly crucial part of these countries' economies. This trend is especially true in Hong Kong and Singapore, and it is a trend we expect to continue. In our view, Taiwan, Korea, and Japan will also particularly benefit from an outsourcing trend in the electronics industry. The upturn cycle in the semiconductor industry also appears to remain strong.

  We believe the Fund's focused investment strategy positions the portfolio well to continue to meet its objective of seeking a high level of capital appreciation, and as a secondary objective, reasonable dividend income. We appreciate your support of the Fund, and we look forward to continuing to serve your investment needs for many years ahead.

Sincerely,


/s/ Klaus Kaldemorgen
---------------------
Klaus Kaldemorgen
Portfolio Manager
February 29, 2000

Flag Investors Top 50 Asia
-------------------------------------------------------------------------------

Statement of Assets and Liabilities                           February 29, 2000
(Unaudited)

-------------------------------------------------------------------------------------------
Assets:
 Investment in Flag Investors Top 50 Asia Portfolio, at value...........      $44,518,544
 Receivable from Manager for expense reimbursement......................           15,923
 Receivable for capital shares sold.....................................          117,598
 Deferred organization costs............................................            6,592
                                                                              -----------
  Total assets..........................................................       44,658,657
                                                                              -----------
Liabilities:
 Payable for capital shares redeemed....................................            6,788
 Payable to Flag Investors Top 50 Asia Portfolio for contributions......          110,810
 Transfer Agent fees payable............................................            5,758
 Distribution fees payable..............................................           18,477
 Custody and portfolio accounting fees payable..........................            1,645
 Administration fees payable............................................            5,946
 Other accrued expenses.................................................           26,835
                                                                              -----------
  Total liabilities.....................................................          176,259
                                                                              -----------
  Net assets............................................................      $44,482,398
                                                                              ===========
Net Assets Consist of:
 Capital stock, $0.001 par value(a).....................................      $     1,706
 Paid-in capital........................................................       25,699,115
 Accumulated net investment loss........................................         (662,885)
 Accumulated net realized gain on investments
  and foreign currency transactions.....................................        1,978,867
 Net unrealized appreciation of investments
  and foreign currency transactions.....................................       17,465,595
                                                                              -----------
  Net assets............................................................      $44,482,398
                                                                              ===========
Computation of Net Asset Value, Redemption Price
 and Offering Price Per Share:
 Net assets -- Class A..................................................      $36,358,150
                                                                              ===========
 Shares outstanding -- Class A..........................................        1,425,153
                                                                              ===========
 Net asset value and redemption price per share -- Class A..............           $25.51
                                                                                   ======
 Offering price per share -- Class A....................................           $26.99
                                                                                   ======

 Net assets -- Class B..................................................      $ 8,124,248
                                                                              ===========
 Shares outstanding -- Class B..........................................          280,963
                                                                              ===========
 Net asset value and offering price per share -- Class B................           $28.92
                                                                                   ======
 Minimum redemption price per share -- Class B..........................           $27.47
                                                                                   ======

------------
(a) 250,000,000 shares authorized.

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia
-------------------------------------------------------------------------------

Statement of Operations
(Unaudited)

                                                                          For the Six
                                                                          Months Ended
                                                                          February 29,
-----------------------------------------------------------------------------------------
                                                                             2000
Investment Income:
Investment Income and Expenses allocated from
 Flag Investors Top 50 Asia Portfolio:
 Dividend income.......................................................  $    82,695
 Less: Foreign withholding taxes.......................................      (11,229)
                                                                         -----------
    Net dividend income................................................       71,466
 Interest income.......................................................       11,186
 Expenses..............................................................     (238,341)
                                                                         -----------
  Net investment loss allocated from the
    Flag Investors Top 50 Asia Portfolio...............................     (155,689)
                                                                         -----------
Expenses:
 Administration fees...................................................       37,295
 Transfer Agent fees...................................................       26,852
 Professional fees.....................................................       10,421
 Portfolio accounting fees.............................................       10,145
 Registration fees.....................................................        8,789
 Reports to Shareholders...............................................        7,458
 Trustees' fees and expenses...........................................        2,239
 Amortization of organization costs....................................        1,256
 Distribution fees -- Class B..........................................       22,021
 Service fees -- Class A...............................................       36,614
 Service fees -- Class B...............................................        7,340
 Other expenses........................................................        4,464
                                                                         -----------
    Total expenses.....................................................      174,894
 Less: Expense reimbursement of Fund and Portfolio
  allocated expenses...................................................     (109,829)
                                                                         -----------
    Net expenses.......................................................       65,065
                                                                         -----------
      Net investment loss..............................................     (220,754)
                                                                         -----------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign
 Currency allocated from Flag Investors Top 50 Asia Portfolio:
 Net realized gain (loss) on:
  Investments..........................................................    2,815,003
  Foreign currency transactions........................................         (164)
 Net change in unrealized appreciation/(depreciation) on:
  Investments..........................................................    9,718,787
  Foreign currency translations........................................         (719)
                                                                         -----------
Net Realized and Unrealized Gain on Investments and Foreign
 Currency allocated from Flag Investors Top 50 Asia Portfolio..........   12,532,907
                                                                         -----------
Net Increase in Net Assets Resulting From Operations...................  $12,312,153
                                                                         ===========


                      See Notes to Financial Statements.

Flag Investors Top 50 Asia
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                          For the Six        For the
                                                          Months Ended     Year Ended
                                                          February 29,     August 31,
----------------------------------------------------------------------------------------
                                                             2000            1999
                                                          (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment loss..................................  $   (220,754)   $   (46,031)
 Net realized gain on investments and foreign
  currency transactions allocated from
  Flag Investors Top 50 Asia Portfolio................     2,814,839        357,038
 Net change in unrealized appreciation on
  investments and foreign currency translations
  allocated from Flag Investors Top 50
  Asia Portfolio......................................     9,718,068      7,762,530
                                                        ------------    -----------
 Net increase in net assets resulting from
  operations..........................................    12,312,153      8,073,537
                                                        ------------    -----------
Distributions to Shareholders:
 Dividends from net investment income:
  Class A.............................................      (348,693)          (217)
  Class B.............................................       (51,370)          (102)
 Distributions from realized gains:
  Class A.............................................    (1,052,806)            --
  Class B.............................................      (197,139)            --
                                                        ------------    -----------
 Total distributions..................................    (1,650,008)          (319)
                                                        ------------    -----------
Capital Share Transactions:
 Net proceeds from shares sold........................    20,278,262     21,563,670
 Net proceeds from dividends and distributions
  reinvested..........................................     1,554,095            319
 Net cost of shares redeemed..........................   (15,633,427)    (2,106,011)
                                                        ------------    -----------
 Net increase in net assets resulting from capital
  share transactions..................................     6,198,930     19,457,978
                                                        ------------    -----------
    Total increase in net assets......................    16,861,075     27,531,196
Net Assets:
 Beginning of period..................................    27,621,323         90,127
                                                        ------------    -----------
 End of period........................................  $ 44,482,398    $27,621,323
                                                        ============    ===========
Includes accumulated
 net investment loss of...............................  $   (662,885)   $   (42,068)
                                                        ------------    -----------

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia
--------------------------------------------------------------------------------

Financial Highlights--Class A Shares
(For a share outstanding throughout each period)

                                               For the Six      For the      For the Period
                                              Months Ended    Year Ended        Ended/1/
                                              February 29,     August 31,      August 31,
-------------------------------------------------------------------------------------------
                                                  2000           1999             1998
                                               (Unaudited)
Net asset value at beginning of period......      $18.79       $  8.18         $  12.50
                                               ---------       -------         --------
Investment operations:
 Net investment income (loss)...............       (0.09)        (0.10)            0.01
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency allocated
  from Flag Investors
  Top 50 Asia Portfolio.....................        7.90         10.72            (4.33)
                                               ---------       -------         --------
 Increase (decrease) from investment
  operations................................        7.81         10.62            (4.32)
                                               ---------       -------         --------
Distributions to Shareholders:
 Dividends from net investment
  income....................................       (0.26)        (0.01)              --
 Distributions from net realized
  gains.....................................       (0.83)           --               --
                                               ---------       -------         --------
 Total distributions........................       (1.09)        (0.01)              --
                                               ---------       -------         --------
Net asset value at end of period............   $   25.51       $ 18.79         $   8.18
                                               =========       =======         ========
Total Return (based on net asset
 value)/2/..................................       42.37%/4/    130.00%          (34.56)%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)..........   $  36,358       $23,954         $     41
 Ratios to average net assets:
   Expenses/3/..............................        1.60%/5/      1.60%            1.60%/5/
   Net investment income (loss)/3/..........       (1.13)%/5/    (0.34)%           0.15%/5/
 Portfolio Turnover of Flag Investors
  Top 50 Asia Portfolio.....................          28%/4/        51%              54%/4/

---------
/1/ Commencement of operations: 10/14/97.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 Asia
    Portfolios' expenses net of expense reimbursments. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                 2.22%/5/    3.50%     247.05%/5/
     Net investment income to average net assets   (1.75)%/5/  (2.24)%   (245.30)%/5/

/4/ Not annualized
/5/ Annualized

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia
-------------------------------------------------------------------------------

Financial Highlights--Class B Shares
(For a share outstanding throughout each period)

                                                         For the Six           For the         For the Period
                                                        Months Ended         Year Ended           Ended/1/
                                                         February 29,        August 31,          August 31,
-------------------------------------------------------------------------------------------------------------
                                                            2000                1999               1998
                                                         (Unaudited)
Net asset value at beginning of period..............        $21.21             $  9.28            $ 12.50
                                                            ------             -------            -------
Investment operations:
Net investment loss.................................         (0.15)              (0.12)             (0.02)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  allocated from Flag Investors
  Top 50 Asia Portfolio.............................          8.89               12.06              (3.20)
                                                            ------             -------            -------
 Increase (decrease) from investment
  operations........................................          8.74               11.94              (3.22)
                                                            ------             -------            -------
Distributions to Shareholders
 Dividends from net investment
  income............................................         (0.20)                 --                 --
 Distributions from net realized gains..............         (0.83)              (0.01)                --
                                                            ------             -------            -------
 Total distributions................................         (1.03)              (0.01)                --
                                                            ------             -------            -------
Net asset value at end of period....................        $28.92             $ 21.21            $  9.28
                                                            ======             =======            =======
Total Return (based on net asset
 value)/2/..........................................         41.90%/4/          128.65%            (25.76)%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)..................        $8,124             $ 3,667            $    50
 Ratios to average net assets:
   Expenses/3/......................................          2.35%/5/            2.35%              2.35%/5/
   Net investment loss/3/...........................         (1.90)%/5/          (1.32)%            (0.51)%/5/
 Portfolio Turnover of Flag Investors
  Top 50 Asia Portfolio.............................            28%/4/              51%                54%/4/

-----------
/1/ Commencement of operations: 5/5/98
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Top 50 Asia
    Portfolios' expenses net of expense reimbursments. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                2.96%/5/     3.75%     247.80%/5/
     Net investment income to average net assets  (2.51)%/5/   (2.72)%   (245.96)%/5/

/4/ Not annualized
/5/ Annualized

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia
-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Funds, Inc. (the "Company") (re-named from Deutsche Funds, Inc. effective January 18, 2000) was incorporated in Maryland on May 22, 1997. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Funds"). The accompanying financial statements and notes relate to Flag Investors Top 50 Asia (the "Fund").

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Flag Investors Top 50 Asia Portfolio (USDollar) (formerly the Deutsche Top 50 Asia Portfolio, the "Portfolio"), which has substantially the same investment objective as the Fund. The Portfolio is a series of the Flag Investors Portfolios Trust (formerly, Deutsche Portfolios the "Portfolios Trust"), a New York business trust, registered under the 1940 Act as an open-end investment management company comprised of seven portfolios. The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with this report.

  The Fund offers two classes of shares to investors, Class A and Class B. Both Classes of shares are subject to a Distribution fee, and Class B Shares are also subject to a Service fee. Each Class will bear its respective portion of the Service and Distribution fees. The Fund commenced operations during October 1997.

  The Fund prepares its financial statements in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

  Valuation

     The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio. As of February 29, 2000, the Fund had a beneficial interest of 45.4% in the net assets of the Portfolio. At February 29, 2000, the remaining interest in the Portfolio was held by a similar fund of Deutsche Global Funds, Ltd., an offshore company, and an affiliate of the Company.

Flag Investors Top 50 Asia
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Income, Expenses and Realized and Unrealized Gains and Losses

     The Fund records its proportionate share of the investment income, including accretion of discount and amortization of premium, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis based upon the amount of its investment in the Portfolio. The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than Class specific expenses), and realized and unrealized gains and losses allocated from the Portfolio are further allocated to each Class of shares based on their relative net asset value.

  Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Accordingly, the Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its net taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains, the Fund would not be subject to U.S. federal excise tax. Accordingly, no provision for U.S. federal income and excise tax is required.

  Distributions to Shareholders

     Dividends from net investment income of the Fund are declared and paid at least annually. Capital gains of the Fund, if any, are distributed at least annually. However, to the extent that the net realized gains of the Fund can be reduced by any capital loss carryforwards of the Fund, such gains will not be distributed. Dividends and capital gains distributions are distributed in U.S. dollars. The Fund records all dividends and distributions to shareholders on ex-dividend date.

     Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or per-

Flag Investors Top 50 Asia
-------------------------------------------------------------------------------

NOTE 1 -- concluded

  manent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ("DFM") and are being reimbursed by the Fund. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Fund. The amount paid by the Fund on any redemption by ICC Distributors, Inc. (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization costs of the Fund.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  For the period covered by these financial statements, the Company has retained the services of Federated Services Company ("Federated") as administrator. Under the Administration Agreement, Federated assisted in the operations of the Funds, subject to the direction and control of the Board of Directors of the Company. For its services, Federated received a fee from the Fund, which was computed daily and paid monthly, at an annual rate of 0.065% of the average daily net assets of the Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year. Federated, in its capacity as operations agent for the Portfolio and Administrator of the Fund, received a minimum fee of $37,500 for the first six months of the Fund's fiscal year ending August 31, 2000. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve an administration agreement between Investment Company Capital Corp. ("ICCC") and the Company, replacing Federated Services Company, effective April 7, 2000.

  The Company has entered into a distribution agreement with ICC Distributors, Inc. ("ICC Distributors"). ICC Distributors serves as principal distributor for shares of the Fund. Class A Shares and Class B Shares pay a distribution fee to the Distributor in an amount computed at an annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of the Fund represented by Class A Shares and Class B Shares to finance any activity that is principally intended to result in the sale of each such class of shares. The Fund will

Flag Investors Top 50 Asia
-------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 2 -- concluded

pay to ICC Distributors, for the provision of certain services to the holders of Class B Shares, a Service fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of shares. Prior to December 20, 1999 Edgewood Services Inc. served as distributor for the Fund.

  For the period covered by these financial statements, Federated Shareholder Services Company served as the transfer agent and dividend disbursing agent for the Fund. IBT Fund Services (Canada) Inc. provides fund accounting services to the Funds. Investors Bank and Trust Company (Boston) acts as the sub-administrator for the Fund and as the custodian of the Fund's assets. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve a transfer agent agreement between ICCCan affiliate of Deutsche Bank AG, and the Company, replacing Federated Shareholder Services Company, effective April 7, 2000.

  Expense Reimbursements

  By an Expense Limitation agreement dated October 14, 1999, between the Company and DFM, DFMhas agreed to waive its fees and reimburse expenses to the Fund in order to limit the total operating expenses of the Fund (which includes expenses of the Fund and its pro-rata portion of expenses of the Portfolio), at not more than 1.60% and 2.35% of the average daily net assets of Class A Shares and Class B Shares, respectively, through the year ending December 31, 2000.

  For the period ended February 29, 2000, DFM voluntarily reimbursed $109,829 to the Fund pursuant to this undertaking.

NOTE 3 -- Concentration of Ownership

  From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

Flag Investors Top 50 Asia
-------------------------------------------------------------------------------

NOTE 4 -- Capital Share Transactions

  The Fund is authorized to issue up to 250,000,000 shares of $0.001 par value capital stock. Transactions in capital stock were as follows for the following periods:

                                                                             Period Ended
                                                                           February 29, 2000              Year Ended
                                                                              (Unaudited)               August 31, 1999
                                                                       -------------------------   -------------------------
                                                                        Shares        Amount         Shares        Amount
                                                                       ---------   -------------   ----------   ------------
Capital Shares -- Class A:
 Shares sold...............................                             792,791    $ 16,384,711    1,376,077    $18,173,485
 Reinvestment of dividends
   and distributions.......................                              59,436       1,342,743           19            216
 Shares redeemed...........................                            (701,633)    (14,087,399)    (106,497)    (1,681,431)
                                                                       --------    ------------    ---------    -----------
  Net increase.............................                             150,594    $  3,640,055    1,269,599    $16,492,270
                                                                       --------    ------------    ---------    -----------
Capital Shares -- Class B:
 Shares sold...............................                             161,980    $  3,893,551      191,167    $ 3,390,185
 Reinvestment of dividends
   and distributions.......................                               8,295         211,352            8            103
 Shares redeemed...........................                             (62,191)     (1,546,028)     (23,633)      (424,580)
                                                                       --------    ------------    ---------    -----------
 Net increase..............................                             108,084    $  2,558,875      167,542    $ 2,965,708
                                                                       --------    ------------    ---------    -----------

NOTE 5 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  See Notes to the Financial Statements of the Flag Investors Top 50 Asia Portfolio included elsewhere in this report for discussion of off-balance sheet risk and concentration of credit risk.

Flag Investors Top 50 Asia
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Top 50 Asia shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.         To elect the Flag Investors Portfolios Trust Board of Trustees

                                        Shares         Shares Voted
                                       Voted For         Withheld
                                       ---------       ------------
           Mr. Richard R. Burt         1,168,099           7,517
           Mr. Richard T. Hale         1,168,099           7,517
           Mr. Joseph R. Hardiman      1,168,099           7,517
           Mr. Louis E. Levy           1,168,099           7,517
           Mr. Eugene J. McDonald      1,167,926           7,690
           Ms. Rebecca W. Rimel        1,167,197           8,419
           Mr. Truman T. Semans        1,167,926           7,690
           Mr. Robert H. Wadsworth     1,167,926           7,690

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                    For                Against             Abstain
                    ---                -------             -------
                  1,170,889             2,941               1,787

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                    For                Against             Abstain
                    ---                -------             -------
                  1,166,551             5,784               3,282

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                    For                Against             Abstain
                    ---                -------             -------
                  1,169,345             4,035               2,237

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                    For                Against             Abstain
                    ---                -------             -------
                  1,168,622             4,775               2,220

4.A.(ii).  To approve a new investment sub-advisory agreement between DWS
           International Portfolio Management and Investment Company Capital
           Corp.

                    For                Against             Abstain
                    ---                -------             -------
                  1,168,562             3,853               3,202

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Portfolio of Investments                                       February 29, 2000
(Unaudited)

Shares                                               Security                                          Market Value
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.8%

Australia -- 5.2%
       71,662                   Australia & New Zealand Banking Group Ltd. ................            $   440,373
      103,337                   Broken Hill Proprietary Co., Ltd. .........................              1,020,854
      500,000                   National Mutual Holdings Ltd. .............................                705,985
      170,000                   News Corporation Ltd. (The) ...............................              2,476,951
       20,000                   Rio Tinto Ltd. ............................................                286,077
       30,000                   Woodside Petroleum Ltd. ...................................                171,278
                                                                                                       -----------
                                                                                                         5,101,518
                                                                                                       -----------
Hong Kong -- 15.6%
    1,100,000                   Cathay Pacific Airways ....................................              1,526,443
      100,000                   Cheung Kong Holdings Ltd. .................................              1,329,856
    1,000,000                   China Telecom (Hong Kong) Ltd./1/ .........................              9,186,925
      222,400                   HSBC Holdings Plc .........................................              2,550,393
       80,000                   Sun Hung Kai Properties Ltd. ..............................                722,105
                                                                                                       -----------
                                                                                                        15,315,722
                                                                                                       -----------
India -- 7.3%
       50,000                   Dr. Reddy's Laboratories Ltd. -- GDR ......................              1,777,000
       15,000                   Infosys Technologies Ltd. -- ADR ..........................              4,053,750
       57,000                   ITC Ltd. -- GDR ...........................................              1,279,650
                                                                                                       -----------
                                                                                                         7,110,400
                                                                                                       -----------
Indonesia -- 0.1%
      108,000                   PT Telekomunikasi Indonesia ...............................                 53,091
                                                                                                       -----------
Japan -- 32.9%
       37,000                   Canon, Inc. ...............................................              1,538,581
       50,000                   Fujitsu Ltd. ..............................................              1,660,601
       10,000                   Murata Manufacturing Co., Ltd. ............................              1,903,549
          210                   Nippon Telegraph & Telephone Corp. ........................              2,904,459
      130,000                   Nomura Securities Co., Ltd. ...............................              3,666,970
           87                   NTT Mobile Communications Network, Inc. ...................              3,506,915
        6,000                   Rohm Co., Ltd. ............................................              1,946,315
        5,000                   Softbank Corp. ............................................              7,279,345

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia Portfolio (US Dollar)
-------------------------------------------------------------------------------

Portfolio of Investments (continued)                          February 29, 2000
(Unaudited)


Shares                                               Security                                  Market Value
-------------------------------------------------------------------------------------------------------------
COMMON STOCK -- continued

Japan -- continued
       17,000                             Sony Corp. ......................................    $ 5,027,298
       16,000                             Takeda Chemical Industries ......................        902,639
       25,000                             Toyota Motor Co. ................................        998,635
       20,000                             Yamanouchi Pharmaceutical Co., Ltd. .............        955,414
                                                                                               -----------
                                                                                                32,290,721
                                                                                               -----------
Korea -- 10.3%
       45,000                             Korea Electric Power Corp./1/ ...................      1,125,890
       30,408                             LG Electronics/1/ ...............................        625,040
       55,000                             Pohang Iron & Steel Co., Ltd. -- ADR ............      1,381,875
        9,000                             Pohang Iron & Steel Co., Ltd./1/ ................        887,186
       26,955                             Samsung Electronics .............................      6,100,654
                                                                                               -----------
                                                                                                10,120,645
                                                                                               -----------
Malaysia -- 1.6%
      149,000                             Malaysian Oxygen Bhd ............................        466,599
      620,000                             Nylex (Malaysia) Bhd ............................        481,309
      188,200                             O.Y.L. Industries Bhd ...........................        638,881
                                                                                               -----------
                                                                                                 1,586,789
                                                                                               -----------
Philippines -- 0.7%
    1,128,000                             Ayala Corp. .....................................        242,225
       58,000                             Benpres Holdings Corp. -- GDR/1/.................        209,468
      176,000                             San Miguel Corp. -- Class B......................        206,149
                                                                                               -----------
                                                                                                   657,842
                                                                                               -----------
Singapore -- 9.1%
      180,000                             City Developments ...............................        730,986
      202,600                             DBS Group Holdings Ltd. .........................      2,503,556
      500,000                             DBS Land Ltd. ...................................        661,368
      200,000                             GP Batteries International Ltd. .................        184,487
      510,350                             Overseas Union Bank Ltd. ........................      2,264,998
       60,000                             Singapore Airlines Ltd. .........................        556,941
      200,000                             Star Cruises Plc/1/..............................      1,980,000
                                                                                               -----------
                                                                                                 8,882,336
                                                                                               -----------

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia Portfolio (US Dollar)
-------------------------------------------------------------------------------


Shares                                               Security                                  Market Value
-------------------------------------------------------------------------------------------------------------
COMMON STOCK -- concluded

Taiwan -- 15.3%
       46,000                             Acer, Inc. -- GDR/1/ .............................   $   625,600
       83,000                             Advanced Semiconducter Engineering,
                                           Inc. -- GDR/1/ ..................................     1,815,625
      235,198                             Asustek Computer, Inc. -- GDR-Reg. S .............     4,221,804
          109                             Asustek Computer, Inc. -- GDR ....................         1,957
      138,270                             Taiwan Semiconductor Manufacturing Co.,
                                           Ltd. -- ADR/1/ ..................................     8,270,274
        3,960                             Uni-President Enterprises Co. -- GDR-144A ........        36,375
                                                                                               -----------
                                                                                                14,971,635
                                                                                               -----------
United Kingdom -- 0.7%
       51,059                             Standard Chartered Plc ...........................       720,625
                                                                                               -----------

Total Investments (Cost - $49,607,677) ........................................      98.8%      96,811,324
Other Assets in Excess of Liabilities .........................................       1.2%       1,172,526
                                                                                    -----      -----------
Net Assets ....................................................................     100.0%     $97,983,850
                                                                                    ======     ===========

------------
/1/  Non-income producing security.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
144A -- Securities restricted from resale to Qualified Institutional Buyers

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia Portfolio (US Dollar)
-------------------------------------------------------------------------------


                                             Percentage of
Industry Sector (Unaudited)                    Net Assets
-------------------------------------------------------------------------------
Electronics..................................     22.3%
Computers & Information......................     17.9%
Telephone Systems............................     12.4%
Banking......................................      8.6%
Communications...............................      3.8%
Financial Services...........................      3.7%
Real Estate..................................      3.5%
Industrial - Diversified.....................      3.3%
Pharmaceuticals..............................      2.8%
Metals.......................................      2.6%
Media - Broadcasting & Publishing............      2.5%
Computer Software & Processing...............      2.3%
Airlines.....................................      2.1%
Transportation...............................      2.0%
Electrical Equipment.........................      1.9%
Office Equipment.............................      1.6%
Electric Utilities...........................      1.2%
Automotive...................................      1.0%
Medical Supplies.............................      0.9%
Insurance....................................      0.7%
Building Materials...........................      0.7%
Chemicals....................................      0.5%
Beverages, Food & Tobacco....................      0.3%
Oil & Gas....................................      0.2%
Other assets in excess of liabilities........      1.2%
                                                 -----
                                                 100.0%
                                                 =====

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                             February 29, 2000
(Unaudited)
---------------------------------------------------------------------------------
Assets:
 Investments, at value.............................................   $96,811,324
 Cash..............................................................       968,347
 Dividends receivable..............................................        28,072
 Interest receivable...............................................         2,328
 Receivable for Investors' Beneficial Interest for contributions...       261,489
 Deferred organization costs.......................................        34,524
                                                                      -----------
  Total assets.....................................................    98,106,084
                                                                      -----------
Liabilities:
 Payable to Investors' Beneficial Interest for withdrawals.........         6,788
 Investment management fees payable................................        58,142
 Custody and portfolio accounting fees payable.....................         3,765
 Administration fees payable.......................................         4,424
 Organization costs payable........................................        35,571
 Other accrued expenses............................................        13,544
                                                                      -----------
  Total liabilities................................................       122,234
                                                                      -----------
  Net assets.......................................................   $97,983,850
                                                                      ===========
Net Assets:
 Applicable to Investors' Beneficial Interests.....................   $97,983,850
                                                                      -----------
 Cost of investments...............................................   $49,607,677
                                                                      ===========

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia Portfolio (US Dollar)
-------------------------------------------------------------------------------

Statement of Operations
(Unaudited)
                                                                For the Six
                                                                Months Ended
                                                                February 29,
-------------------------------------------------------------------------------
                                                                    2000
Investment Income:
 Dividend income...........................................     $   181,636
 Less: foreign withholding taxes...........................         (24,999)
                                                                -----------
  Net dividend income......................................         156,637
 Interest income...........................................          24,377
 Less: interest expense....................................          (8,281)
                                                                -----------
  Total income.............................................         172,733
                                                                -----------
Expenses:
 Investment management fees................................         389,924
 Custody and portfolio accounting fees.....................          46,084
 Operations agent fees.....................................          29,835
 Administration fees.......................................          24,656
 Professional fees.........................................          13,206
 Amortization of organization costs........................           6,574
 Trustees' fees and expenses...............................           2,486
 Other expenses............................................           6,622
                                                                -----------
  Total expenses...........................................         519,387
                                                                -----------
  Net investment loss......................................        (346,654)
                                                                -----------
Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency:
 Net realized gain on:
  Investments..............................................       6,210,096
  Foreign currency transactions............................             735
 Net change in unrealized appreciation/(depreciation) on:
  Investments..............................................      22,019,610
  Foreign currency translations............................          (1,864)
                                                                -----------
Net Realized and Unrealized Gain on Investments
 and Foreign Currency......................................      28,228,577
                                                                -----------
Net Increase in Net Assets Resulting from Operations.......     $27,881,923
                                                                ===========

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Unaudited)

                                                       For the Six      For the
                                                      Months Ended     Year Ended
                                                      February 29,     August 31,
-------------------------------------------------------------------------------------
                                                          2000            1999
                                                      (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment loss...............................  $   (346,654)   $   (193,923)
 Net realized gain on investments and foreign
  currency transactions............................     6,210,831         131,580
 Net change in unrealized appreciation on
  investments and foreign currency translations....    22,017,746      30,665,134
                                                     ------------    ------------
 Net increase in net assets resulting
  from operations..................................    27,881,923      30,602,791
                                                     ------------    ------------
Capital Transactions:
 Proceeds from contributions.......................    35,319,502      33,066,820
 Withdrawals.......................................   (35,349,598)    (11,485,568)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  capital transactions.............................       (30,096)     21,581,252
                                                     ------------    ------------
  Total increase in net assets.....................    27,851,827      52,184,043
Net Assets:
 Beginning of period...............................    70,132,023      17,947,980
                                                     ------------    ------------
 End of period.....................................  $ 97,983,850    $ 70,132,023
                                                     ============    ============

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Financial Highlights

                                                                    For the Six       For the     For the Period
                                                                    Months Ended     Year Ended      Ended/1/
                                                                    February 29,     August 31,     August 31,
-------------------------------------------------------------------------------------------------------------------
                                                                        2000            1999          1998
                                                                    (Unaudited)
Ratios/Supplemental Data:
  Net assets, end of period (000's)............                      $97,984           $70,132       $17,948
  Ratio of expenses to average
    net assets before interest
    expense....................................                         1.33%/2/          1.80%         2.19%/2/
  Ratio of interest expense
    to average net assets......................                         0.02%/2/          0.01%           --
  Ratio of expenses to average
    net assets after interest
    expense....................................                         1.35%/2/          1.81%         2.19%/2/
  Ratio of net investment loss
    to average net assets......................                        (0.89)%/2/        (0.50)%       (0.15)%/2/
  Portfolio turnover...........................                           28%/3/            51%           54%/3/

/1/ Commencement of operations: 10/14/97
/2/ Annualized
/3/ Not Annualized

                      See Notes to Financial Statements.

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Portfolios Trust ("Portfolio Trust") (re-named from Deutsche Portfolios on January 18, 2000) was organized on June 20, 1997, as a business trust under the laws of the State of New York. The Portfolios Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the Top 50 Asia Portfolio (US Dollar).

  The investment manager (the "Manager") of the Portfolio is Deutsche Fund Management, Inc. ("DFM") an indirect subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is high capital appreciation, and as a secondary objective, reasonable dividend income. The Portfolio commenced operations on October 14, 1997.

  The Portfolio operates under a "Hub and Spoke(R)" structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio ("Hub and Spoke(R)" is a registered service mark of Signature Financial Group, Inc.). From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

  The beneficial interest holders of the Portfolio at February 29, 2000 were as follows:

     Flag Investors Top 50 Asia ...........  45.4%
     Deutsche Top 50 Asia .................  54.6%
                                            -----
                                            100.0%
                                            =====

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Valuation

     Securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on a foreign exchange considered by the Manager to be the primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Manager determines the listing exchange is not the primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market. Debt securities with a remaining maturity of less than 60 days and Money Market instruments are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the amount due at maturity and cost.

     Debt securities with a maturity of 60 days or more are valued based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. Securities for which market quotations are not readily available, are valued in good faith in accordance with fair valuation procedures adopted by the Trustees of the Portfolio Trust.

  Investment Transactions

  Investment transactions are recorded on trade date. Cost of securities sold is calculated using the identified cost method. Dividend income is recorded on ex-dividend date and interest income, including the accretion of discounts and amortization of premiums is recorded daily on an accrual basis. Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.

Flag Investors Top 50 Asia Portfolio (US Dollar)
-------------------------------------------------------------------------------

NOTE 1 -- continued

  Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts with various counterparties for purposes of hedging its existing portfolio of investments and settling foreign investment transactions. Forward foreign currency contracts are over-the-counter contracts for delayed delivery of securities or currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or payments to) the close-out of the contract and the original contract price.

  Futures Contracts

     The Portfolio may enter into futures contracts to hedge against market fluctuations or to speculate on future market conditions. A futures contract is an agreement between a buyer and a seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date) or to make or receive a cash payment based on the value of a securities index. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount equal to a certain percentage of the face value indicated in the futures contract("initial margin"). Subsequent payments ("variation margin") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or index. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the contract to buy.

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. Dollars. Assets and liabilities denominated in foreign currency amounts are translated at the spot foreign currency exchange rate in effect at the time net assets are valued. Purchases and sales of investment securities, income and expenses are reported at the prevailing exchange rate on the respective days of such transactions. The resultant realized and unrealized gains and losses arising from exchange rate fluctuations are identified separately in the Statements of Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments.

     Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin. These include, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

  Federal Income Taxes

     The Portfolio is treated as a partnership under the U.S. Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any U.S. federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.

  Expenses

     Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios based on relative net asset value.

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 1 -- concluded

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Portfolios Trust were paid initially by DFM and are being reimbursed by the Portfolios. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolio.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  The Portfolios Trust has entered into an Investment Management Agreement (the "Management Agreement") with DFM. DFM retains overall responsibility for supervision of the investment management program for the Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to DWS International Portfolio Management GmbH ("DWS") as investment adviser (the "Adviser") to the Portfolio. As compensation for the services rendered by DFM under the Management Agreement with the Portfolio, DFM receives a fee from the Portfolio at an annualized rate of 1.00% of the average daily net assets, which is computed daily and paid monthly.

  For the six months ended February 29, 2000 DFM's advisory fee was $389,924 for services provided on behalf of the Portfolio.

  The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DWS receives a fee, paid by DFM which is based on the average daily net assets of the Portfolio.

  For the period covered by these financial statements, the Portfolios Trust had retained Federated Services Company ("Federated") as operations agent to the Portfolio. As operations agent of the Portfolio, Federated received a fee from the Portfolio, which was computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of the Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 annually. At a meeting held on January 31, 2000, the Board of Trustees of the Portfolios Trust adopted a resolution to approve an administration agreement between Investment Company Capital Corp. and the Portfolios Trust, replacing Federated Services Company, effective April 7, 2000.

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 2 -- concluded

  The Portfolios Trust has entered into an agreement with IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)"). Pursuant to that agreement, IBT (Cayman) provides sub-administrative services to the Portfolio, for which it receives a fee from, which is computed daily and paid monthly, at an annual rate of 0.025% on the first $200 million, 0.02% on the next $800 million and 0.01% on assets in excess of $1 billion, subject to a minimum of $40,000 during the first year of the Portfolio's operations, $45,000 in the second year of operations and $50,000 in the third year. Investors Bank and Trust Company (Boston) acts as the custodian of the Portfolio's assets.

  For the six months ended February 29, 2000, affiliates of Deutsche Bank AG received $0 in brokerage commissions from Flag Investors Top 50 Asia Portfolio as a result of executing agency transactions in portfolio securities.

  Certain Trustees and officers of the Portfolio are affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

  During the six months ended February 29, 2000, certain portfolios of the Portfolios Trust purchased/sold securities to/from other portfolios within the Portfolios Trust and other entities of the Manager at prevailing market values and in accordance with procedures approved by the Board of Trustees of the Portfolio Trust.

NOTE 3 -- Investment Portfolio Transactions

  Cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were as follows:

            Purchases
            U.S. Government........  $        --
            Non-U.S. Government....   22,159,339
                                     -----------
            Total..................  $22,159,339
                                     ===========

            Sales
            U.S. Government........  $        --
            Non-U.S. Government....   23,424,088
                                     -----------
            Total..................  $23,424,088
                                     ===========

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 3 -- concluded

  At February 29, 2000, the cost of investments, unrealized appreciation and unrealized depreciation of investments for U.S. federal income tax purposes was $49,607,677, $48,225,008 and $1,021,361, respectively.

NOTE 4 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  The Statements of Assets and Liabilities include the market or fair value of contractual commitments involving forward settlement and futures contracts. These instruments involve elements of market risk in excess of amounts reflected on the Statements of Assets and Liabilities.

  Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward foreign currency and futures contracts include both purchase and sale commitments. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the Portfolio's Statements of Assets and Liabilities. Credit risk is measured by the loss the Portfolio would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolio. Because the Portfolio enters into forward foreign currency contracts, credit risk exists with counterparties. It is the policy of the Portfolio to transact the majority of its securities activity with broker-dealers, banks and regulated exchanges that the Manager considers to be well established.

NOTE 5 -- Line of Credit Agreement

  The Portfolios Trust has established a revolving line of credit with IBT. Borrowing under the line of Credit may not exceed the lesser of $15,000,000 or 33% of the total assets of the Portfolios Trust. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.07% per annum on the difference between $15,000,000 and the average daily amount of outstanding borrowings. During the six months ended February 29, 2000, the Portfolio periodically utilized the line of credit and incurred interest expense as disclosed in the Statements of Operations. The weighted average interest rate paid by the Portfolios Trust was 5.90% and the maximum and average amount of the loans outstanding during the borrowing period was $13,985,293 and $1,484,271, respectively. At February 29, 2000, the Portfolio had no debt outstanding under the line of credit agreement.

Flag Investors Top 50 Asia Portfolio (US Dollar)
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Top 50 Asia Portfolio (US Dollar) shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.         To elect the Flag Investors Portfolios Trust Board of Trustees

                                        Shares       Shares Voted
                                       Voted For       Withheld
                                       ---------     ------------
           Mr. Richard R. Burt         2,252,132        14,499
           Mr. Richard T. Hale         2,252,132        14,499
           Mr. Joseph R. Hardiman      2,252,132        14,499
           Mr. Louis E. Levy           2,252,132        14,499
           Mr. Eugene J. McDonald      2,251,849        14,782
           Ms. Rebecca W. Rimel        2,250,357        16,274
           Mr. Truman T. Semans        2,251,849        14,782
           Mr. Robert H. Wadsworth     2,251,849        14,782

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                     For               Against               Abstain
                     ---               -------               -------
                  2,257,516             5,668                 3,445

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                     For               Against               Abstain
                     ---               -------               -------
                  2,249,165            11,130                 6,337

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                     For               Against               Abstain
                     ---               -------               -------
                  2,254,578             7,744                 4,310

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                     For               Against               Abstain
                     ---               -------               -------
                  2,253,091             9,248                 4,293

4.A.(ii).  To approve a new investment sub-advisory agreement between DWS
           International Portfolio Management and Investment Company Capital
           Corp.

                     For               Against               Abstain
                     ---               -------               -------
                  2,252,842             7,453                 6,337

--------------------------------------------------------------------------------

  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

--------------------------------------------------------------------------------

                             [FLAG INVESTORS LOGO]

                                    Balanced

                               Value Builder Fund

                                     Growth

                              Equity Partners Fund
                              Emerging Growth Fund

                                   Specialty

                              Communications Fund
                          Real Estate Securities Fund

                                 International

                           International Equity Fund
                             European Mid-Cap Fund
                              Japanese Equity Fund

                                Top 50 Strategy

                                  Top 50 World
                                 Top 50 Europe
                                  Top 50 Asia
                                   Top 50 US

                                  Fixed Income

                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                Tax-Free Income

                         Managed Municipal Fund Shares

                                  Money Market

                           Cash Reserve Prime Shares

                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG
                             www.flaginvestors.com

                             ICC Distributors, Inc.


                                                                 TOP50ASA(4/00)

                             [FLAG INVESTORS LOGO]

                                Japanese Equity
                                     Fund

                              Semi-Annual Report

                               February 29, 2000

Report Highlights
--------------------------------------------------------------------------------

 . The Fund's Class A shares produced a total return of 48.85% for the six months ended February 29, 2000, outperforming the MSCI Japan Index return of 14.24% for the same time period.

 . The Japanese equity market continued its rally back from 1998's global economic woes primarily due to low domestic interest rates, a more stable currency, substantial fiscal packages, increased industrial production, better than expected GDP growth, and ongoing gains in business sentiment. Overall, telecommunications and technology companies produced the strongest performance.

 . The Fund's strong outperformance was primarily due to its overweightings in the technology and telecommunications sectors and to strong stock selection across the market sectors, as we seek only the most competitive, high quality, internationally known Japanese companies.

 . We expect the Japanese market to continue to perform well based on improving global and regional economic growth and on ongoing corporate restructuring efforts within Japanese companies toward enhanced profitability. The biggest contribution to growth will continue to be, we believe, information technology spending and investment. The primary risk to the market is a slowdown of Japanese companies' restructuring efforts.

Fund Performance
--------------------------------------------------------------------------------
Flag Investors Japanese Equity Fund -- Class A

                                           Cumulative Total Returns      Average Annual Total Returns
                                          ----------------------------   ----------------------------
                                                              Since                       Since
                                          Past 6    Past 1  inception        Past 1     inception
Periods ended February 29, 2000           months     year   10/20/97          year       10/20/97
-----------------------------------------------------------------------------------------------------
Japanese Equity Fund -
  Class A Shares/1/                       48.85%   159.29%   139.58%         145.03%       41.34%
-----------------------------------------------------------------------------------------------------
 MSCI Japan Index/2/                      14.24%    53.01%    40.47%          53.01%       15.72%
-----------------------------------------------------------------------------------------------------
 Lipper Japanese Funds Average/3/         27.41%   106.16%   113.81%         106.16%       35.33%
-----------------------------------------------------------------------------------------------------

-----------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MSCI Japan Index is a broad-based market index of equity securities listed on the Tokyo Stock Exchange. This Index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Flag Investors Japanese Equity Fund -- Class B


                                                         Cumulative Total Returns               Average Annual Total Returns
                                                 -----------------------------------------      ----------------------------
                                                                                   Since                            Since
                                                 Past 6            Past 1        inception         Past 1         inception
Periods ended February 29, 2000                  months             year          8/10/98           year           8/10/98
----------------------------------------------------------------------------------------------------------------------------
Japanese Equity Fund -
 Class B Shares/1/                               48.23%            157.12%        191.47%          144.27%         93.80%
----------------------------------------------------------------------------------------------------------------------------
MSCI Japan Index/2/                              14.24%             53.01%         86.15%           53.01%         51.55%
----------------------------------------------------------------------------------------------------------------------------
Lipper Japanese Funds Average/3/                 27.41%            106.16%        136.19%          106.16%         75.44%
----------------------------------------------------------------------------------------------------------------------------

----------
/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's maximum 5.00% contingent deferred sales charge. Performance figures for the classes differ because each class maintains a distinct charge and expense structure.
/2/ The MSCI Japan Index is a broad-based market index of equity securities listed on the Tokyo Stock Exchange. This Index is unmanaged, and investments cannot be made in an index.
/3/ Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Deutsche Bank AG or its affiliates. The Fund is subject to investment risks, including possible loss of principal amount invested.

Letter to Shareholders
-------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present you with this newly-designed semi-annual report for the Flag Investors Japanese Equity Fund (the "Fund") (formerly Deutsche Japanese Equity), providing a more detailed review of the markets, the portfolio, in which the Fund invests (the "Portfolio") and our outlook--all in an easier-to-read format. We continue to include a complete financial summary of the Fund's operations and listing of the portfolio's holdings.

Fund Performance

  For the first half of the fiscal year, the Fund significantly outperformed its benchmark. The Fund's Class A shares produced a return of 48.85% for the six months ended February 29, 2000, as compared to 14.24% for the MSCI Japan Index. The Fund's Class B shares produced a semi-annual return of 48.23%.

  This strong outperformance was primarily due to the Fund's overweighting in the telecommunications and services sectors, to its concentration on information technology- and software-related stocks within the services sector and to strong stock selection across the market sectors. The Fund was also overweight in the electrical equipment, electronics and finance sectors, which benefited performance. Equally important, we were underweight in what are known as "Old Japan" sectors, such as steel, shipbuilding, and construction. These sectors significantly underperformed due primarily to overcapacities and unwinding of cross-shareholdings.

  We continued to seek Japan's highest quality, market-leading companies that are internationally known and internationally competitive, that are best positioned to benefit from the trends of deregulation and trade liberalization, and that are focused on enhancing shareholder value through restructuring and other corporate strategies.

  For example, one of the key drivers of Fund performance during the semi-annual period was Sony. The announcement of Sony's digitalization and networking strategy stimulated its stock's performance as did hopes of a successful sales start for its new Playstation 2 product. Other strong performers for the Fund included NTT Mobile Communications, which benefited from the overall success of the mobile phone market and especially i-mode service; Murata Manufacturing, which saw strong order growth in cellular phone-related parts,

--------------------------------------------------------------------------------

e.g. multilayer ceramic capacitors; and Nintendo, which continued to expand its product content market worldwide. Based on a strong Initial Public Offering
(IPO) pipeline in Japan, Hikari Tsushin, a mobile phone company, and Softbank, a computers and information company, both benefited from the high profitability of their investments in venture capital companies. In the finance sector, the Fund's strongest performer was Nomura Securities, which launched several new equity funds and which also saw increased activity and volume in the stock market during the period.

Investment Environment

  Japan, along with the Asian and Pacific Rim markets as a whole, continued its rally back from 1998's global economic woes. Several inter-related factors contributed to Japan's economic recovery track. These included:

 . low domestic interest rates
 . a more stable currency
 . substantial fiscal packages
 . increased industrial production, and
 . better than expected GDP growth.

  Based on its economic recovery track, Japan's equity market rose 14.24% in U.S. dollar terms during the semi-annual period on strong foreign buying and ongoing gains in business sentiment.

  After trading virtually sideways from July through September 1999, the market broke out to the upside toward the end of October. The bullishness arose after several companies, including Sony, announced restructuring plans, with the goal of increasing profitability. The announcement of a mega-merger among three major Japanese banks -- Dai Ichi Kangyo, Industrial Bank of Japan and Fuji Bank -- was a much-needed step in the restructuring of the Japanese banking system. In October, the majority of Japanese companies released half-year results that were either in line with or better than expectations.

  Though volatile, the market continued its advance, fueled by a favorable international environment, by an ongoing enthusiasm for the technology sector, especially cell phone related, and by an unbroken internet fever. In December, Japanese technology stocks rallied mid-month on continued strength in the U.S. economy and on forecasts of ongoing strong demand for Japanese products. However, in January 2000, there was a strong correction in the high-flying technology stocks of 1999,

Letter to Shareholders (concluded)
-------------------------------------------------------------------------------

primarily due to technical factors. The correction was short-lived. In February, selected technology stocks recovered. The equity market demonstrated significant segmentation between "Old Japan" and "New Japan" stocks.

  Overall, telecommunications and technology companies produced the strongest performance. A revaluation of cellular phone operators worldwide, strong demand for telecommunications equipment and internet-related products, a very positive growth outlook, and high liquidity inflows into these sectors combined to push many of these companies' stocks to new all-time highs. Semiconductor stocks in particular benefited from high demand for chips.

Looking Ahead

  Going forward, several factors lead us to a generally optimistic outlook for the Japanese equity market. The recent exponential growth of the technology industry continues to impact equity investments worldwide. Furthermore, economic growth continues to improve globally and restructuring efforts within Japanese companies remain on an upward trend, both positive indicators, in our view, that corporate profits will do likewise. On the other hand, corporate restructuring tends to lead to higher unemployment and thus domestic consumption may remain weak. Still, the major risk to the market, in our view, is if company restructuring efforts slow and profitability does not rise, then the Japanese economy may fall back into a recession. We do not anticipate any change in monetary policy from the Bank of Japan before autumn 2000 at the earliest.

  The forces of modernization in Japan will likely continue their battle against the inertial forces of "Japan, Inc." Following Japan's best annual stock market performance since 1986 in the calendar year 1999, global investors, still underweight this market, may continue to provide positive price pressure in coming months, as Japan continues to seek to control costs, improve productivity, and increase the viability of its banks. The biggest contribution to growth will continue to be, we believe, information technology spending and investment. However, not all companies will benefit equally.

  Given this outlook, individual stock picking based on fundamental analysis, extensive research and local insight becomes increasingly important. We intend to maintain the Fund's overweighting in the technology and telecommunications sectors. Due to stretched valuations, however, we will likely decrease that over-

--------------------------------------------------------------------------------

weight a bit, choosing individual high quality stocks in these sectors that are comparatively undervalued. We also intend to maintain the Fund's underweighting in consumption, construction, and most of the "Old Japan" sectors.

  We believe the Fund's high quality investment strategy positions the portfolio well to continue to meet its objective of seeking a high level of capital appreciation. We appreciate your support of the Fund, and we look forward to continuing to serve your investment needs for many years ahead.

Sincerely,


/s/ Lilian Haag
---------------
Lilian Haag
Portfolio Manager
February 29, 2000

Flag Investors Japanese Equity Fund
------------------------------------------------------------------------

Statement of Assets and Liabilities                    February 29, 2000
(Unaudited)

--------------------------------------------------------------------------------
Assets:
 Investment in Flag Investors Japanese Equity Portfolio, at value... $14,379,061
 Receivable from Manager for expense reimbursement..................      22,047
 Receivable for capital shares sold.................................         200
 Receivable from Flag Investors Japanese Equity Portfolio
  for withdrawals...................................................      23,713
 Other receivables..................................................      23,354
 Deferred organization costs........................................       6,619
                                                                     -----------
      Total assets..................................................  14,454,994
                                                                     -----------
Liabilities:
 Payable for capital shares redeemed................................      47,267
 Transfer Agent fees payable........................................       5,271
 Distribution fees payable..........................................      12,148
 Custody and portfolio accounting fees payable......................       1,645
 Administration fees payable........................................       5,942
 Other accrued expenses.............................................      31,983
                                                                     -----------
      Total liabilities.............................................     104,256
                                                                     -----------
      Net assets.................................................... $14,350,738
                                                                     ===========
Net Assets Consist of:
 Capital stock, $0.001 par value(a)................................. $       516
 Paid-in capital....................................................   7,147,894
 Accumulated net investment loss....................................    (114,579)
 Accumulated net realized loss on investments and
  foreign currency transactions.....................................    (280,328)
 Net unrealized appreciation of investments
  and foreign currency transactions.................................   7,597,235
                                                                     -----------
      Net assets.................................................... $14,350,738
                                                                     ===========
Computation of Net Asset Value, Redemption Price
 and Offering Price Per Share:
 Net assets -- Class A.............................................. $ 4,155,580
                                                                     ===========
 Shares outstanding -- Class A......................................     176,643
                                                                     ===========
 Net asset value and redemption price per share -- Class A..........      $23.53
                                                                          ======
 Offering price per share -- Class A................................      $24.90
                                                                          ======

 Net assets -- Class B.............................................. $10,195,158
                                                                     ===========
 Shares outstanding -- Class B......................................     339,477
                                                                     ===========
 Net asset value and offering price per share -- Class B............      $30.03
                                                                          ======
 Minimum redemption price per share -- Class B......................      $28.53
                                                                          ======

-----------
(a) 250,000,000 shares authorized.

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

Statement of Operations
(Unaudited)

                                                                     For the Six
                                                                     Months Ended
                                                                     February 29,
---------------------------------------------------------------------------------
                                                                         2000
Investment Income:
Investment Income and Expenses allocated from
 Flag Investors Japanese Equity Portfolio:
 Dividend income...................................................  $   13,083
 Less: Foreign withholding taxes...................................      (1,962)
                                                                     ----------
    Net dividend income............................................      11,121
 Interest income...................................................      13,832
 Expenses..........................................................    (132,719)
                                                                     ----------
   Net investment loss allocated from the
    Flag Investors Japanese Equity Portfolio.......................    (107,766)
                                                                     ----------
Expenses:
 Administration fees...............................................      37,295
 Transfer Agent fees...............................................      26,355
 Professional fees.................................................      10,421
 Portfolio accounting fees.........................................      10,145
 Registration fees.................................................       8,680
 Reports to Shareholders...........................................       7,458
 Trustees' fees and expenses.......................................       2,239
 Amortization of organization costs................................       1,256
 Distribution fees - Class B.......................................      30,728
 Service fees -- Class A...........................................       6,490
 Service fees -- Class B...........................................      10,242
 Other expenses....................................................       3,828
                                                                     ----------
    Total expenses.................................................     155,137
 Less: Expense reimbursement of Fund expenses......................    (150,082)
                                                                     ----------
   Net expenses....................................................       5,055
                                                                     ----------
    Net investment loss............................................    (112,821)
                                                                     ----------
Net Realized and Unrealized Gain (Loss) on Investments and
 Foreign Currency allocated from
  Flag Investors Japanese Equity Portfolio:
 Net realized gain on:
    Investments....................................................   2,314,788
    Foreign currency transactions..................................      20,442
   Net change in unrealized appreciation/(depreciation) on:
    Investments....................................................   3,840,662
    Foreign currency translations..................................      (6,731)
                                                                     ----------
Net Realized and Unrealized Gain on Investments and
 Foreign Currency allocated from
  Flag Investors Japanese Equity Portfolio.........................   6,169,161
                                                                     ----------
Net Increase in Net Assets Resulting From Operations...............  $6,056,340
                                                                     ==========

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                          For the Six     For the
                                                         Months Ended    Year Ended
                                                         February 29,    August 31,
--------------------------------------------------------------------------------------
                                                            2000            1999
                                                        (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
 Net investment loss...............................    $   (112,821)   $   (59,289)
 Net realized gain on investments and
  foreign currency transactions allocated from
  Flag Investors Japanese Equity Portfolio.........       2,335,230        442,411

 Net change in unrealized appreciation
  on investments and foreign currency
  translations allocated from
  Flag Investors Japanese Equity Portfolio.........       3,833,931      3,771,153
                                                       ------------    -----------
 Net increase in net assets resulting
  from operations..................................       6,056,340      4,154,275
                                                       ------------    -----------
Distributions to Shareholders:
 Distributions from realized gains:
   Class A.........................................      (1,301,081)            --
   Class B.........................................      (1,663,439)            --
                                                       ------------    -----------
 Total distributions...............................      (2,964,520)            --
                                                       ------------    -----------
Capital Share Transactions:
 Net proceeds from shares sold.....................      23,229,048     16,293,920
 Net proceeds from dividends
  and distributions reinvested.....................       2,454,865             --
 Net cost of shares redeemed.......................     (30,039,548)    (5,130,586)
                                                       ------------    -----------
 Net increase (decrease) in net assets
  resulting from capital share transactions........      (4,355,635)    11,163,334
                                                       ------------    -----------
   Total increase (decrease) in net assets.........      (1,263,815)    15,317,609
Net Assets:
   Beginning of period.............................      15,614,553        296,944
                                                       ------------    -----------
   End of period...................................    $ 14,350,738    $15,614,553
                                                       ============    ===========
Includes accumulated net investment loss of........    $   (114,578)   $    (1,757)
                                                       ------------    -----------

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Fund
-------------------------------------------------------------------------------

Financial Highlights--Class A Shares
(For a share outstanding throughout each period)

                                                        For the Six    For the    For the Period
                                                        Months Ended  Year Ended     Ended/1/
                                                        February 29,  August 31,    August 31,
--------------------------------------------------------------------------------------------------
                                                            2000         1999          1998
                                                        (Unaudited)
Net asset value at beginning
 of period.........................................        $20.12       $  9.85       $ 12.50
                                                           ------       -------       -------
Investment operations:
 Net investment income loss........................         (0.18)         0.00/4/      (0.07)
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency allocated
  from Flag Investors
  Japanese Equity Portfolio........................          9.40         10.27         (2.58)
                                                           ------       -------       -------
 Increase (decrease) from
  investment operations............................          9.22         10.27         (2.65)
                                                           ------       -------       -------
Distributions to Shareholders:
 Distributions from net realized
  gains............................................         (5.81)           --            --
                                                           ------       -------       -------
 Total distributions...............................         (5.81)           --            --
                                                           ------       -------       -------
Net asset value at end of period...................        $23.53       $ 20.12       $  9.85
                                                           ======       =======       =======
Total Return
 (based on net asset value)/2/.....................         48.85%/5/    104.26%       (21.20)%/5/
Ratios and Supplemental Data:
 Net assets, end of period (000's).................        $4,156       $11,010       $    14
 Ratios to average net assets:
  Expenses/3/......................................          1.60%/6/      1.60%         1.60%/6/
  Net investment loss/3/...........................         (1.29)%/6/    (1.29)%       (1.00)%/6/
 Portfolio Turnover of Flag Investors
  Japanese Equity Portfolio........................            78%/5/       133%           95%/5/

--------------
/1/ Commencement of operations: 10/20/97.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the Flag Investors Japanese Equity
    Portfolios' expenses net of expense reimbursments. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                  3.72%/6/     5.88%      454.24%/6/
     Net investment income to average net assets    (3.41)%/6/   (5.57)%    (453.64)%/6/

/4/ Amount rounds to less than $0.01.
/5/ Not annualized.
/6/ Annualized.

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Fund
-------------------------------------------------------------------------------

Financial Highlights--Class B Shares
(For a share outstanding throughout each period)

                                                         For the Six    For the      For the Period
                                                        Months Ended   Year Ended       Ended/1/
                                                        February 29,   August 31,       August 31,
---------------------------------------------------------------------------------------------------
                                                           2000           1999             1998
                                                        (Unaudited)
Net asset value at beginning
 of period...........................................     $ 24.58       $ 12.11           $12.50
                                                          -------       -------           ------
Investment operations:
 Net investment loss.................................       (0.22)        (0.12)           (0.01)
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency allocated
  from Flag Investors
  Japanese Equity Portfolio..........................       11.48         12.59            (0.38)
                                                          -------       -------           ------
 Increase (decrease) from
  investment operations..............................       11.26         12.47            (0.39)
                                                          -------       -------           ------
Distributions to Shareholders:
 Distributions from net realized
  gains..............................................       (5.81)           --               --
                                                          -------       -------           ------
 Total distributions.................................       (5.81)           --               --
                                                          -------       -------           ------
Net asset value at end of period.....................     $ 30.03       $ 24.58           $12.11
                                                          =======       =======           ======
Total Return
 (based on net asset value)/2/.......................       48.23%/4/    102.97%           (3.12)%/4/
Ratios and Supplemental Data:
 Net assets, end of period (000's)...................     $10,195       $ 4,604           $  283
 Ratios to average net assets:
  Expenses/3/........................................        2.35%/5/      2.35%            2.35%/5/
  Net investment loss/3/.............................       (1.93)%/5/    (1.74)%          (1.25)%/5/
 Portfolio Turnover of Flag Investors
  Japanese Equity Portfolio..........................          78%/4/       133%              95%/4/

----------------
/1/ Commencement of operations: 8/10/98.
/2/ Total Return based on net asset value, excluding transaction charges, assumes a purchase of common stock at net asset value at the beginning of each period, reinvestment of distributions at net asset value and a redemption on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.
/3/ Includes the Fund's allocated portion of the corresponding Flag Investors
    Japanese Equity Portfolios' expenses net of expense reimbursments. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

     Expenses to average net assets                 4.65%/5/       14.99%      454.99%/5/
     Net investment income to average net assets   (4.23)%/5/     (14.38)%    (453.89)%/5/

/4/ Not annualized.
/5/ Annualized.

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Funds, Inc. (the "Company") (re-named from Deutsche Funds, Inc. effective January 18, 2000) was incorporated in Maryland on May 22, 1997. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Funds"). The accompanying financial statements and notes relate to the Flag Investors Japanese Equity Fund (the "Fund").

  The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Flag Investors Japanese Equity Portfolio (US Dollar) (formerly, the Deutsche Japanese Equity Portfolio, the "Portfolio") which has substantially the same investment objective as the Fund. The Portfolio is a series of the Flag Investors Portfolios Trust (formerly, the Deutsche Portfolios the "Portfolios Trust"), a New York business trust, registered under the 1940 Act, as an open-end investment management company and comprised of seven portfolios. The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with this report.

  The Fund offers two classes of shares to investors, Class A shares and Class B shares. Each class of shares is subject to a Distribution fee and Class B shares are also subject to a Service fee. Each Class will bear its respective portion of the Service and Distribution fees. The Funds commenced operations during October 1997.

  The Fund prepares its financial statements in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

  Valuation

     The value of a Fund investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio. As of February 29, 2000, the Fund had a beneficial interest of 47.9% in the net assets of the Portfolio. At February 29, 2000, the remaining interest in the Portfolio was held by a similar fund of Deutsche Global Funds Ltd., an offshore company and an affiliate of the Company.

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Income, Expenses and Realized and Unrealized Gains and Losses

     The Fund records its proportionate share of the investment income, including accretion of discount and amortization of premium, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis based upon the amount of its investment in the Portfolio. The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than Class specific expenses), and realized and unrealized gains and losses allocated from the Portfolio are further allocated to each Class of shares based on their relative net asset value.

  Distributions to Shareholders

     Dividends from net investment income of the Fund are declared and paid at least annually. Capital gains of the Fund, if any, are distributed at least annually. However, to the extent that the net realized gains of the Fund can be reduced by any capital loss carryforwards of the Fund, such gains will not be distributed. Dividends and capital gains distributions are distributed in U.S. dollars. The Fund records all dividends and distributions to shareholders on ex-dividend date.

  Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Deferred Organization Costs

  Organization costs incurred in connection with the organization and initial registration of the Company were paid initially by Deutsche Funds Management, Inc. ("DFM") and are being reimbursed by the Fund. Such orga-

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

NOTE 1 -- concluded

nization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Fund. The amount paid by the Fund on any redemption by ICC Distributors, Inc. (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization costs of the Fund.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  For the period covered by these financial statements, the Company retained the services of Federated Services Company ("Federated") as administrator. Under the Administration Agreement, Federated assisted in the operations of the Fund, subject to the direction and control of the Board of Directors of the Company. For its services, Federated received a fee from each Fund, which was computed daily and paid monthly, at an annual rate of 0.065% of the average daily net assets of the Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year. Federated, in its capacity as operations agent for the Portfolio Trust and Administrator of the Fund, received a minimum fee of $37,500 for the first six months of the Fund's fiscal year ending August 31, 2000. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve an administration agreement between Investment Company Capital Corp. ("ICCC") and the Company, replacing Federated, effective April 7, 2000.

  The Company has entered into a distribution agreement with ICC Distributors, Inc. ("ICC Distributors"). ICC Distributors serves as principal distributor for shares of the Fund. Class A Shares and Class B Shares pay a distribution fee to the Distributor in an amount computed at an annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of the Fund represented by Class A Shares and Class B Shares to finance any activity that is principally intended to result in the sale of each such class of funds. The Fund will pay to ICCDistributors, for the provision of certain services to the holders of Class B Shares, a Service fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of shares. Prior to December 20, 1999 Edgewood Services Inc. served as distributor for the Fund.

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 2 -- concluded

  For the period covered by these financial statements, Federated Shareholder Services Company served as the transfer agent and dividend disbursing agent for the Fund. IBT Fund Services (Canada) Inc. provides fund accounting services to the Fund. Investors Bank and Trust Company (Boston) acts as the sub-administrator for the Fund and as the custodian of the Fund's assets. At a meeting held on January 31, 2000, the Board of Directors of the Company adopted a resolution to approve a transfer agent agreement between ICCC, an affiliate of Deutsche Bank AG, and the Company, replacing Federated Shareholder Services Company, effective April 7, 2000.

Expense Reimbursements

  By an Expense Limitation agreement dated October 14, 1999, between the Company and DFM, DFMhas agreed to waive its fees and reimburse expenses to the Fund in order to limit the total operating expenses of the Fund (which includes expenses of the Fund and its pro-rata portion of expenses of the Portfolio), at not more than 1.60% and 2.35% of the average daily net assets of Class A Shares and Class B Shares, respectively, through the year ending December 31, 2000.

  For the period ended February 29, 2000, DFM voluntarily reimbursed $150,082 to the Fund pursuant to this undertaking.

NOTE 3 -- Concentration of Ownership

  From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

NOTE 4 -- Capital Share Transactions

  The Fund is authorized to issue up to 250,000,000 shares of $0.001 par value capital stock. Transactions in capital stock were as follows for the following periods:

                                                               Period Ended
                                                             February 29, 2000                   Year Ended
                                                                (Unaudited)                    August 31, 1999
                                                  -------------------------------------   -------------------------
                                                        Shares              Amount          Shares        Amount
                                                  ------------------   ----------------   ----------   ------------
Capital Shares -- Class A:
 Shares sold................................            797,817       $ 18,196,174      775,493    $12,552,723
 Reinvestment of dividends
  and distributions.........................             46,077            980,977           --             --
 Shares redeemed............................         (1,214,589)       (27,681,111)    (229,605)    (4,506,823)
                                                     ----------       ------------    ---------    -----------
  Net increase (decrease)...................           (370,695)      $ (8,503,960)     545,888    $ 8,045,900
                                                     ----------       ------------    ---------    -----------
Capital Shares -- Class B:
 Shares sold................................            177,643       $  5,032,874      191,425    $ 3,741,197
 Reinvestment of dividends
  and distributions.........................             54,127          1,473,888           --             --
 Shares redeemed............................            (79,645)        (2,358,437)     (27,405)      (623,763)
                                                     ----------       ------------    ---------    -----------
 Net increase...............................            152,125       $  4,148,325      164,020    $ 3,117,434
                                                     ----------       ------------    ---------    -----------

NOTE 5 - Off-Balance Sheet Risk and Concentration of Credit Risk

  See Notes to the Financial Statements of the Flag Investors Japanese Equity Portfolio (US Dollar) included elsewhere in this report for discussion of off-balance sheet risk and concentration of credit risk.

Flag Investors Japanese Equity Fund
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Japanese Equity Fund shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000.
The description of each proposal and number of shares voted are as follows:

1.         To elect the Flag Investors Portfolios Trust Board of Trustees

                                           Shares           Shares Voted
                                          Voted For            Withheld
                                          ---------         ------------
           Mr. Richard R. Burt             320,136              1,509
           Mr. Richard T. Hale             320,136              1,509
           Mr. Joseph R. Hardiman          320,136              1,509
           Mr. Louis E. Levy               320,136              1,509
           Mr. Eugene J. McDonald          320,136              1,509
           Ms. Rebecca W. Rimel            320,136              1,509
           Mr. Truman T. Semans            320,136              1,509
           Mr. Robert H. Wadsworth         320,136              1,509

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                       For              Against            Abstain
                       ---              -------            -------
                     319,545               0                2,100

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                       For              Against            Abstain
                       ---              -------            -------
                     318,229             1,136              2,280

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                       For              Against            Abstain
                       ---              -------            -------
                     319,365               0                2,280

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                       For              Against            Abstain
                       ---              -------            -------
                     318,229             1,136              2,280

4.A.(ii).  To approve a new investment sub-advisory agreement between DWS
           International Portfolio Management and Investment Company Capital
           Corp.

                       For              Against            Abstain
                       ---              -------            -------
                     318,229             1,136              2,280

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Portfolio of Investments                                                      February 29, 2000
(Unaudited)

 Shares                                 Security                                   Market Value
-----------------------------------------------------------------------------------------------
COMMON STOCK -- 102.9%

Advertising -- 1.0%
        13,000                  Aoi Advertising Promotion, Inc. .................  $   307,552
                                                                                   -----------
Automotive -- 5.1%
        70,000                  Mitsubishi Motors Corp./1/ ......................      222,293
         9,000                  Toyoda Gosei Co., Ltd. ..........................      624,022
        17,000                  Toyota Motor Co. ................................      679,072
                                                                                   -----------
                                                                                     1,525,387
                                                                                   -----------
Banking -- 2.3%
        43,000                  Asahi Bank Ltd. .................................      181,938
        45,000                  Sakura Bank Ltd. ................................      256,733
        26,000                  Sanwa Bank ......................................      239,181
                                                                                   -----------
                                                                                       677,852
                                                                                   -----------
Beverages, Food & Tobacco -- 0.7%
            30                  Japan Tobacco, Inc. .............................      214,286
                                                                                   -----------
Chemicals -- 1.8%
        10,000                  Shin-Etsu Chemical Co., Ltd. ....................      541,401
                                                                                   -----------
Commercial Services -- 2.9%
           300                  Bellsystem 24, Inc. .............................      263,421
         2,000                  Benesse Corp. ...................................      400,364
        30,000                  Mitsubishi Corp. ................................      221,383
                                                                                   -----------
                                                                                       885,168
                                                                                   -----------
Communications -- 9.5%
           500                  Hikari Tsushin, Inc. ............................      950,864
         2,000                  Matsushita Communication Industrial Co., Ltd. ...      338,490
            30                  NTT Mobile Communications Network, Inc. .........    1,209,281
        20,000                  Toyo Communication Equipment Co., Ltd./1/ .......      341,219
                                                                                   -----------
                                                                                     2,839,854
                                                                                   -----------


                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Portfolio of Investments (continued)                                          February 29, 2000
(Unaudited)

 Shares                                 Security                                   Market Value
-----------------------------------------------------------------------------------------------
COMMON STOCK -- continued

Computer Software & Processing -- 6.8%
        11,000                  Fujitsu Ltd. ....................................  $   365,332
         3,000                  Konami Co., Ltd. ................................      528,207
         7,000                  Nihon Unisys Ltd. ...............................      191,083
           640                  Obic Co., Ltd. ..................................      558,471
         5,000                  Toyo Information Systems Co., Ltd. ..............      396,269
                                                                                   -----------
                                                                                     2,039,362
                                                                                   -----------
Computers & Information -- 13.4%
         1,000                  Fujitsu Support and Service, Inc. ...............      641,492
         2,000                  InterQ, Inc./1/ .................................    1,565,061
         2,000                  Rohm Co., Ltd. ..................................      648,772
           800                  Softbank Corp. ..................................    1,164,695
                                                                                   -----------
                                                                                     4,020,020
                                                                                   -----------
Cosmetics & Personal Care -- 2.0%
         1,500                  Fancl Corp. .....................................      353,367
         9,000                  Kao Corp. .......................................      238,717
                                                                                   -----------
                                                                                       592,084
                                                                                   -----------
Electrical Equipment -- 18.6%
         5,500                  Fanuc Ltd. ......................................      535,487
        60,000                  Furukawa Electric (The) Co. .....................      916,652
        28,000                  Hitachi Ltd. ....................................      381,911
        12,000                  Hosiden Corp. ...................................      636,579
         2,500                  Mabuchi Motor Co., Ltd. .........................      308,462
        60,000                  Mitsubishi Electric Corp. .......................      531,210
         4,000                  Murata Manufacturing Co., Ltd. ..................      761,419
        13,000                  Nikon Corp. .....................................      438,854
        70,000                  Sanyo Electric Co., Ltd. ........................      285,350
        15,000                  Sharp Corp. .....................................      313,922
         2,500                  SMC Corp. .......................................      464,058
                                                                                   -----------
                                                                                     5,573,904
                                                                                   -----------

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

 Shares                                 Security                                   Market Value
-----------------------------------------------------------------------------------------------
COMMON STOCK -- continued

Electronics -- 7.9%
        15,000                  Olympus Optical Co., Ltd. .......................  $   199,955
         3,000                  Sony Corp. ......................................      887,170
        40,000                  Star Micronics Co., Ltd. ........................      672,975
         4,000                  Tokyo Electron Ltd. .............................      609,645
                                                                                   -----------
                                                                                     2,369,745
                                                                                   -----------
Entertainment & Leisure -- 4.8%
         7,000                  Fuji Photo Film .................................      307,643
         3,000                  Nintendo Co., Ltd ...............................      654,868
         5,500                  People Co., Ltd. ................................      490,446
                                                                                   -----------
                                                                                     1,452,957
                                                                                   -----------
Financial Services -- 8.0%
         2,000                  Acom Co., Ltd. ..................................      212,193
         1,900                  Aiful Corp. .....................................      399,536
        20,000                  Nikko Securities Co., Ltd. ......................      257,871
        30,000                  Nomura Securities Co., Ltd. .....................      846,224
         2,500                  Orix Corp. ......................................      432,211
         2,000                  Takefuji Corp. ..................................      261,146
                                                                                   -----------
                                                                                     2,409,181
                                                                                   -----------
Heavy Machinery -- 2.8%
         6,500                  Fuji Machine Manufacturing Co., Ltd. ............      429,982
         9,000                  THK Co., Ltd. ...................................      397,179
                                                                                   -----------
                                                                                       827,161
                                                                                   -----------
Media -- Broadcasting & Publishing -- 1.1%
            15                  Fuji Television Network, Inc. ...................      333,030
                                                                                   -----------
Medical Supplies -- 1.1%
         6,000                  Takeda Chemical Industries ......................      338,490
                                                                                   -----------

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Portfolio of Investments (concluded)                                          February 29, 2000
(Unaudited)

 Shares                                 Security                                   Market Value
-----------------------------------------------------------------------------------------------
COMMON STOCK -- concluded

Office Equipment -- 2.0%
         8,000                  Canon, Inc. .....................................  $   332,666
        15,000                  Ricoh Co., Ltd. .................................      269,017
                                                                                   -----------
                                                                                       601,683
                                                                                   -----------
Pharmaceuticals -- 2.4%
        12,000                  Fujisawa Pharmaceutical Co., Ltd. ...............      394,177
         7,000                  Yamanouchi Pharmaceutical Co., Ltd. .............      334,395
                                                                                   -----------
                                                                                       728,572
                                                                                   -----------
Real Estate -- 0.4%
        15,000                  Mitsubishi Estate Co., Ltd. .....................      131,301
                                                                                   -----------
Restaurants -- 1.4%
         6,600                  Saizeriya Co., Ltd. .............................      431,192
                                                                                   -----------
Retailers -- 3.7%
         1,700                  Fast Retailing Co., Ltd. ........................      483,394
         4,000                  Ito-Yokado Co., Ltd. ............................      232,939
         2,400                  Paris Miki, Inc. ................................      187,807
         2,000                  Seven-Eleven Japan Co., Ltd. ....................      201,274
                                                                                   -----------
                                                                                     1,105,414
                                                                                   -----------
Telephone Systems -- 2.3%
            50                  Nippon Telegraph & Telephone Corp. ..............      691,538
                                                                                   -----------
Transportation -- 0.9%
        10,000                  Yamato Transport Co., Ltd. ......................      265,696
                                                                                   -----------
Total Investments (Cost -- $19,687,307) .................................  102.9%   30,902,830
Liabilities in Excess of Other Assets ...................................   (2.9)%    (881,503)
                                                                           -----   -----------
Net Assets ..............................................................  100.0%  $30,021,327
                                                                           ======  ===========

------------
/1/ Non-income producing security.


                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                            February 29, 2000
(Unaudited)

--------------------------------------------------------------------------------
Assets:
  Investments, at value......................................        $30,902,830
  Dividends receivable.......................................              3,975
  Interest receivable........................................                505
  Receivable for Investors' Beneficial Interest for
   contributions.............................................             78,568
  Deferred organization costs................................             34,668
                                                                     -----------
       Total assets..........................................         31,020,546
                                                                     -----------
Liabilities:
  Payable for Loans..........................................            850,603
  Payable to Investors' Beneficial Interest for
   withdrawals...............................................             47,268
  Organization costs payable.................................             35,716
  Investment management fees payable.........................             34,051
  Administration fees payable................................              4,755
  Custody and portfolio accounting fees payable..............                 41
  Other accrued expenses.....................................             26,785
                                                                     -----------
       Total liabilities.....................................            999,219
                                                                     -----------
       Net assets............................................        $30,021,327
                                                                     ===========
Net Assets:
  Applicable to Investors' Beneficial Interests..............        $30,021,327
                                                                     ===========
  Cost of investments........................................        $19,687,307
                                                                     ===========

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
-------------------------------------------------------------------------------

Statement of Operations
(Unaudited)
                                                                   For the Six
                                                                   Months Ended
                                                                   February 29,
-------------------------------------------------------------------------------
                                                                      2000
Investment Income:
  Dividend income..............................................   $    25,459
  Less: foreign withholding taxes..............................        (3,819)
                                                                  -----------
   Net dividend income.........................................        21,640
  Interest income..............................................        24,607
  Less: interest expense.......................................       (11,494)
                                                                  -----------
    Total income...............................................        34,753
                                                                  -----------
Expenses:
  Investment management fees...................................       103,636
  Custody and portfolio accounting fees........................        35,144
  Operations agent fees........................................        29,835
  Administration fees..........................................        24,656
  Professional fees............................................        20,417
  Amortization of
   organization costs..........................................         6,574
  Trustees' fees and expenses..................................         2,486
  Other expenses...............................................         6,622
                                                                  -----------
   Total expenses..............................................       229,370
                                                                  -----------
   Net investment loss.........................................      (194,617)
                                                                  -----------
Realized and Unrealized Gain on Investments
 and Foreign Currency:
  Net realized gain on:
   Investments.................................................     4,098,615
   Foreign currency transactions...............................        27,555
  Net change in unrealized appreciation on:
   Investments.................................................     5,878,998
   Foreign currency translations...............................           517
                                                                  -----------
Net Realized and Unrealized Gain on Investments
 and Foreign Currency..........................................    10,005,685
                                                                  -----------
Net Increase in Net Assets Resulting from Operations...........   $ 9,811,068
                                                                  ===========

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Unaudited)

                                                            For the Six                 For the
                                                            Months Ended               Year Ended
                                                            February 29,               August 31,
---------------------------------------------------------------------------------------------------
                                                               2000                       1999
Increase (Decrease) In Net Assets:
Operations:
 Net investment loss...................................   $   (194,617)              $  (335,364)
 Net realized gain on investments and foreign
  currency transactions................................      4,126,170                   499,081
 Net change in unrealized appreciation on
  investments and foreign currency translations........      5,879,515                 5,583,030
                                                          ------------               -----------
 Net increase in net assets
  resulting from operations............................      9,811,068                 5,746,747
                                                          ------------               -----------
Capital Transactions:
 Proceeds from contributions...........................     34,658,749                22,319,656
 Withdrawals...........................................    (35,348,516)               (8,815,452)
                                                          ------------               -----------
 Net increase (decrease) in net assets
  from capital transactions............................       (689,767)               13,504,204
                                                          ------------               -----------
    Total increase in net assets.......................      9,121,301                19,250,951
                                                          ------------               -----------
Net Assets:
 Beginning of period...................................     20,900,026                 1,649,075
                                                          ------------               -----------
 End of period.........................................   $ 30,021,327               $20,900,026
                                                          ============               ===========

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
-------------------------------------------------------------------------------

Financial Highlights

                                              For the Six        For the    For the Period
                                              Months Ended     Year Ended      Ended/1/
                                              February 29,     August 31,     August 31,
------------------------------------------------------------------------------------------
                                                 2000             1999           1998
                                             (Unaudited)
Ratios/Supplemental Data:
Net assets, end of period (000's)..........   $30,021            $20,900       $ 1,649
       Ratio of expenses to average
        net assets before interest
        expense............................      1.88%/2/           5.72%        15.44%/2/
       Ratio of interest expense
        to average net assets..............      0.09%/2/           0.03%           --
       Ratio of expenses to average
        net assets after interest
        expense............................      1.98%/2/           5.75%        15.44%/2/
       Ratio of net investment loss
        to average net assets..............     (1.60)%/2/         (5.22)%      (14.46)%/2/
       Portfolio turnover..................        78%/3/            133%           95%/3/

---------
/1/ Commencement of operations: 10/20/97
/2/ Annualized.
/3/ Not annualized.

                      See Notes to Financial Statements.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

  Flag Investors Portfolios Trust ("Portfolio Trust") (re-named from Deutsche Portfolios on January 18, 2000) was organized on June 20, 1997, as a business trust under the laws of the State of New York. The Portfolio Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, consisting of seven separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the Japanese Equity Portfolio (US Dollar).

  The investment manager (the "Manager") of the Portfolio is Deutsche Fund Management, Inc. ("DFM") an indirect subsidiary of Deutsche Bank AG. The investment objective of the Portfolio is high capital appreciation, and as a secondary objective, reasonable dividend income. The Portfolio commenced operations on October 14, 1997.

  The Portfolio operates under a "Hub and Spoke(R)" structure where the beneficial interest holders of the Portfolio invest substantially all of their investable assets in the Portfolio ("Hub and Spoke(R)" is a registered service mark of Signature Financial Group, Inc.). From time to time, a beneficial interest holder of the Portfolio may own a significant percentage of the Portfolio. Investment activities of the beneficial interest holders could have a material impact on the Portfolio.

  The beneficial interest holders of the Portfolio at February 29, 2000 were as follows:

     Flag Investors Japanese Equity Fund.....  47.9%
     Deutsche Japanese Equity Fund...........  52.1%
                                              -----
                                              100.0%
                                              =====

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Investment Valuation

     Securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on a foreign exchange considered by the Manager to be the primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities, and securities for which the Manager determines the listing exchange is not the primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market. Debt securities with a remaining maturity of less than 60 days and Money Market instruments are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the amount due at maturity and cost.

     Debt securities with a maturity of 60 days or more are valued based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. Securities for which market quotations are not readily available, are valued in good faith in accordance with fair valuation procedures adopted by the Trustees of the Portfolio Trust.

  Investment Transactions

     Investment transactions are recorded on trade date. Cost of securities sold is calculated using the identified cost method. Dividend income is recorded on ex-dividend date and interest income, including the accretion of discounts and amortization of premiums is recorded daily on an accrual basis. Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 1 -- continued

  Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts with various counterparties for purposes of hedging its existing portfolio of investments and settling foreign investment transactions. Forward foreign currency contracts are over-the-counter contracts for delayed delivery of securities or currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or payments to) the close-out of the contract and the original contract price.

  Futures Contracts

     The Portfolio may enter into futures contracts to hedge against market fluctuations or to speculate on future market conditions. A futures contract is an agreement between a buyer and a seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date) or to make or receive a cash payment based on the value of a securities index. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount equal to a certain percentage of the face value indicated in the futures contract("initial margin"). Subsequent payments ("variation margin") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or index. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the contract to buy.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- continued

  Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. Dollars. Assets and liabilities denominated in foreign currency amounts are translated at the spot foreign currency exchange rate in effect at the time net assets are valued. Purchases and sales of investment securities, income and expenses are reported at the prevailing exchange rate on the respective days of such transactions. The resultant realized and unrealized gains and losses arising from exchange rate fluctuations are identified separately in the Statements of Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments.

     Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin. These include, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

  Federal Income Taxes

     The Portfolio is treated as a partnership under the U.S. Internal Revenue Code (the "Code"). Accordingly, it is expected that the Portfolio will not be subject to any U.S. federal income tax on its income and net realized gains (if any). However, each investor in the Portfolio may be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.

  Expenses

     Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolio based on relative net asset value.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 1 -- concluded

  Deferred Organization Costs

     Organization costs incurred in connection with the organization and initial registration of the Portfolios Trust were paid initially by DFM and are being reimbursed by the Portfolios. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations of the Portfolio.

NOTE 2 -- Significant Agreements and Transactions with Affiliates

  The Portfolios Trust has entered into an Investment Management Agreement (the "Management Agreement") with DFM. DFM retains overall responsibility for supervision of the investment management program for the Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to DWS International Portfolio Management GmbH ("DWS") as investment adviser (the "Advisor") to the Portfolio. As compensation for the services rendered by DFM under the Management Agreement with the Portfolio, DFM receives a fee from the Portfolio at an annualized rate of 0.85% of the average daily net assets, which is computed daily and paid monthly.

  For the six months ended February 29, 2000 DFM's advisory fee was $103,636 for services provided on behalf of the Portfolio.

  The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DWS receives a fee, paid by DFM which is based on the average daily net assets of the Portfolio.

  For the period covered by these financial statements, the Portfolios Trust retained Federated Services Company ("Federated") as operations agent to the Portfolio. As operations agent of the Portfolio, Federated received a fee from the Portfolio, which was computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of the Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 annually. At a meeting held on January 31, 2000, the Board of Trustees of the Portfolios Trust adopted a resolution to approve a administration agreement between Investment Company Capital Corp. and the Portfolios Trust, replacing Federated Services Company, effective April 7, 2000.

  The Portfolios Trust has entered into an agreement with IBT Trust Company (Cayman) Ltd. ("IBT (Cayman)"). Pursuant to that agreement, IBT

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 2 -- concluded

(Cayman) provides sub-administrative services to the Portfolio, for which it receives a fee, which is computed daily and paid monthly, at an annual rate of 0.025% on the first $200 million, 0.02% on the next $800 million and 0.01% on assets in excess of $1 billion, subject to a minimum of $40,000 during the first year of the Portfolio's operations, $45,000 in the second year of operations and $50,000 in the third year. Investors Bank and Trust Company (Boston) acts as the custodian of the Portfolio's assets.

  For the six months ended February 29, 2000, affiliates of Deutsche Bank AG received $0 in brokerage commissions from Flag Investors Japanese Equity Portfolio as a result of executing agency transactions in portfolio securities.

  Certain Trustees and officers of the Portfolio are affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

  During the six months ended February 29, 2000, certain portfolios of the Portfolios Trust purchased/sold securities to/from other portfolios within the Portfolios Trust and other entities of the Manager at prevailing market values and in accordance with procedures approved by the Board of Trustees of the Portfolio Trust.

NOTE 3 -- Investment Portfolio Transactions

  Cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were as follows:

            Purchases
            U.S. Government........  $        --
            Non-U.S. Government....   19,575,622
                                     -----------
            Total..................  $19,575,622
                                     ===========

            Sales
            U.S. Government........  $        --
            Non-U.S. Government....   19,037,716
                                     -----------
            Total..................  $19,037,716
                                     ===========

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

NOTE 3 -- concluded

  At February 29, 2000, the cost of investments, the unrealized appreciation, and unrealized depreciation of investments for U.S. federal income tax purposes was $19,687,307, 12,268,232 and $1,052,709, respectively.

NOTE 4 -- Off-Balance Sheet Risk and Concentration of Credit Risk

  The Statements of Assets and Liabilities include the market or fair value of contractual commitments involving forward settlement and futures contracts. These instruments involve elements of market risk in excess of amounts reflected on the Statements of Assets and Liabilities.

  Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward foreign currency and futures contracts include both purchase and sale commitments. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the Portfolio's Statements of Assets and Liabilities. Credit risk is measured by the loss the Portfolio would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolio. Because the Portfolio enters into forward foreign currency contracts, credit risk exists with counterparties. It is the policy of the Portfolio to transact the majority of its securities activity with broker-dealers, banks and regulated exchanges that the Manager considers to be well established.

NOTE 5 -- Line of Credit Agreement

  The Portfolios Trust has established a revolving line of credit with Investors Bank and Trust Company ("IBT"). Borrowing under the line of Credit may not exceed the lesser of $15,000,000 or 33% of the total assets of the Portfolios Trust. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.07% per annum on the difference between $15,000,000 and the average daily amount of outstanding borrowings. During the six months ended February 29, 2000, the Portfolio periodically utilized the line of credit and incurred interest expense as disclosed in the Statements of Operations. The weighted average interest rate paid by the Portfolios Trust was 5.90% and the maximum and average amount of the loans outstanding during the borrowing period was $13,985,293 and $1,484,271, respectively. At February 29, 2000, the Portfolio had no debt outstanding under the line of credit agreement.

Flag Investors Japanese Equity Portfolio (US Dollar)
--------------------------------------------------------------------------------

Proxy Results (Unaudited)

  The Flag Investors Japanese Equity Portfolio (US Dollar) shareholders voted on and approved the following proposals at the annual meeting of shareholders on March 28, 2000. The description of each proposal and number of shares voted are as follows:

1.         To elect the Flag Investors Portfolios Trust Board of  Trustees

                                       Shares      Shares Voted
                                      Voted For      Withheld
                                      ---------    ------------
           Mr. Richard R. Burt         601,060         2,836
           Mr. Richard T. Hale         601,060         2,836
           Mr. Joseph R. Hardiman      601,060         2,836
           Mr. Louis E. Levy           601,060         2,836
           Mr. Eugene J. McDonald      601,060         2,836
           Ms. Rebecca W. Rimel        601,060         2,836
           Mr. Truman T. Semans        601,060         2,836
           Mr. Robert H. Wadsworth     601,060         2,836

2. To ratify the selection of PriceWaterhouseCoopers LLP as independent accountants for the Fund and the Portfolio

                  For              Against           Abstain
                  ---              -------           -------
                599,961               0               3,935

3A. To approve a new investment advisory agreement between the Portfolio and Deutsche Fund Management, Inc.

                  For              Against           Abstain
                  ---              -------           -------
                597,488             2,124             4,284

3B. To approve a new investment advisory agreement between the Portfolio and Investment Company Capital Corp.

                  For              Against           Abstain
                  ---              -------           -------
                599,612               0               4,284

4.A.(i). To approve a new investment sub-advisory agreement between DWS International Portfolio Management and Deutsche Fund Management, Inc.

                  For              Against           Abstain
                  ---              -------           -------
                597,488             2,124             4,284

4.A.(ii).  To approve a new investment sub-advisory agreement between DWS
           International Portfolio Management and Investment Company Capital
           Corp.

                  For              Against           Abstain
                  ---              -------           -------
                597,488             2,124             4,284

--------------------------------------------------------------------------------

  This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

--------------------------------------------------------------------------------

                             [FLAG INVESTORS LOGO]

                                   Balanced

                               Value Builder Fund

                                     Growth

                              Equity Partners Fund
                              Emerging Growth Fund

                                   Specialty

                              Communications Fund
                          Real Estate Securities Fund

                                 International

                           International Equity Fund
                             European Mid-Cap Fund
                              Japanese Equity Fund

                                Top 50 Strategy

                                  Top 50 World
                                 Top 50 Europe
                                  Top 50 Asia
                                   Top 50 US

                                  Fixed Income

                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                Tax-Free Income

                         Managed Municipal Fund Shares

                                  Money Market

                           Cash Reserve Prime Shares

                                 P.O. Box 515
                           Baltimore, Maryland 21203
                                 800-767-FLAG
                             www.flaginvestors.com

                            ICC Distributors, Inc.


                                                                    JEFSA(4/00)